                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File Number 811-54

                       RIVERSOURCE INVESTMENT SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 9/30

Date of reporting period: 3/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
BALANCED FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MARCH 31, 2010


RIVERSOURCE BALANCED FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH A BALANCE OF GROWTH OF CAPITAL AND
CURRENT INCOME.

                                               (ADVICE-BUILT(SM) SOLUTIONS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    9

Portfolio of Investments...........   11

Statement of Assets and
  Liabilities......................   34

Statement of Operations............   36

Statements of Changes in Net
  Assets...........................   38

Financial Highlights...............   40

Notes to Financial Statements......   46

Proxy Voting.......................   68




--------------------------------------------------------------------------------
2  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Balanced Fund (the Fund) Class A shares gained 8.43% (excluding sales charge) for the six months ended March 31, 2010.

> The Fund underperformed the Russell 1000(R) Value Index (Russell Index), which increased 11.28% during the same period.

> The Fund outperformed the Barclays Capital U.S. Aggregate Bond Index (Barclays
  Index), which gained 1.99% during the same period.

> The Fund also outperformed its Blended Index, comprised 60% of the Russell
  Index and 40% of the Barclays Index, which rose 7.61% during the same time frame.

> The Fund outperformed its peer group, the Lipper Balanced Funds Index, which advanced 7.63%.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2010)
--------------------------------------------------------------------------------


                             6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------
RiverSource Balanced Fund
  Class A (excluding sales
  charge)                      +8.43%   +38.14%   -2.68%   +2.17%   -0.54%
---------------------------------------------------------------------------
Russell 1000 Value Index(1)
  (unmanaged)                 +11.28%   +53.55%   -7.33%   +1.05%   +3.10%
---------------------------------------------------------------------------
Barclays Capital U.S.
  Aggregate Bond Index(2)
  (unmanaged)                  +1.99%    +7.69%   +6.14%   +5.44%   +6.29%
---------------------------------------------------------------------------
Blended Index(3)
  (unmanaged)                  +7.61%   +33.71%   -1.61%   +3.16%   +4.70%
---------------------------------------------------------------------------
Lipper Balanced Funds
  Index(4)                     +7.63%   +36.03%   -0.27%   +3.68%   +2.88%
---------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.


--------------------------------------------------------------------------------
                          RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(3) The Blended Index consists of 60% Russell 1000 Value Index and 40% Barclays Capital U.S. Aggregate Bond Index.
(4) The Lipper Balanced Funds Index includes the 30 largest balanced funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
4  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2010
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  4/16/40)                  +8.43%   +38.14%   -2.68%   +2.17%   -0.54%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  +8.07%   +37.14%   -3.39%   +1.39%   -1.30%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +8.10%   +37.13%   -3.38%   +1.40%     N/A       -0.97%
-------------------------------------------------------------------------------------
Class R2 (inception
  8/3/09)                   +8.37%      N/A      N/A      N/A      N/A      +13.70%*
-------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                  +8.61%   +38.50%   -2.50%   +2.36%   -0.37%        N/A
-------------------------------------------------------------------------------------
Class R5 (inception
  8/3/09)                   +8.62%      N/A      N/A      N/A      N/A      +14.20%*
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  4/16/40)                  +2.19%   +30.20%   -4.59%   +0.97%   -1.13%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  +3.07%   +32.14%   -4.31%   +1.01%   -1.30%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +7.10%   +36.13%   -3.38%   +1.40%     N/A       -0.97%
-------------------------------------------------------------------------------------



 *Not annualized.
**For classes with less than 10 years performance.

Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R2, Class R4 and Class R5 shares. Class R2, Class R4 and Class R5 are available to qualifying institutional investors only.


--------------------------------------------------------------------------------
                          RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



      STYLE-EQUITY
VALUE    BLEND   GROWTH
   X                      LARGE
                          MEDIUM   SIZE
                          SMALL



 DURATION-FIXED INCOME
SHORT    INT.     LONG
           X        X     HIGH
           X        X     MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks and/or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.


There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities.


--------------------------------------------------------------------------------
6  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

ASSET ALLOCATION & SECTOR BREAKDOWN(1) (at March 31, 2010)
---------------------------------------------------------------------

STOCKS                                        64.3%
--------------------------------------------------
Consumer Discretionary                         4.8%
--------------------------------------------------
Consumer Staples                               3.9%
--------------------------------------------------
Energy                                        11.1%
--------------------------------------------------
Financials                                    10.7%
--------------------------------------------------
Health Care                                    6.3%
--------------------------------------------------
Industrials                                    9.7%
--------------------------------------------------
Information Technology                         9.7%
--------------------------------------------------
Materials                                      5.5%
--------------------------------------------------
Telecommunication Services                     2.0%
--------------------------------------------------
Utilities                                      0.6%
--------------------------------------------------

BONDS                                         33.6%
--------------------------------------------------
Asset-Backed                                   3.6%
--------------------------------------------------
Commercial Mortgage-Backed                     3.0%
--------------------------------------------------
Consumer Discretionary                         1.1%
--------------------------------------------------
Consumer Staples                               0.9%
--------------------------------------------------
Energy                                         0.8%
--------------------------------------------------
Financials                                     1.0%
--------------------------------------------------
Foreign Government                             0.7%
--------------------------------------------------
Health Care                                    0.3%
--------------------------------------------------
Industrials                                    0.3%
--------------------------------------------------
Materials                                      0.5%
--------------------------------------------------
Residential Mortgage-Backed                    9.5%
--------------------------------------------------
Telecommunication                              2.6%
--------------------------------------------------
U.S. Government Obligations & Agencies         5.1%
--------------------------------------------------
Utilities                                      4.2%
--------------------------------------------------

SENIOR LOANS                                   0.3%
--------------------------------------------------
Consumer Discretionary                         0.1%
--------------------------------------------------
Consumer Staples                               0.1%
--------------------------------------------------
Energy                                          --%
--------------------------------------------------
Telecommunication                              0.1%
--------------------------------------------------

OTHER(2)                                       1.8%
--------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
                          RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

The sectors identified on the previous page are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1,2) (at March 31, 2010)
---------------------------------------------------------------------

Bank of America Corp.                       2.8%
------------------------------------------------
Hewlett-Packard Co.                         2.6%
------------------------------------------------
XL Capital Ltd., Class A                    1.9%
------------------------------------------------
Intel Corp.                                 1.9%
------------------------------------------------
Chevron Corp.                               1.9%
------------------------------------------------
Lorillard, Inc.                             1.8%
------------------------------------------------
Transocean Ltd.                             1.5%
------------------------------------------------
El du Pont de Nemours & Co.                 1.4%
------------------------------------------------
ConocoPhillips                              1.4%
------------------------------------------------
Wal-Mart Stores, Inc.                       1.3%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).
(2) Excludes U.S. Treasury and U.S. Government Agency Holdings.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
8  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                          RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 OCT. 1, 2009  MARCH 31, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,084.30        $5.51          1.06%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.65        $5.34          1.06%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,080.70        $9.49          1.83%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.81        $9.20          1.83%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,081.00        $9.44          1.82%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.86        $9.15          1.82%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,083.70        $7.38          1.42%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.85        $7.14          1.42%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,086.10        $4.89           .94%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.24        $4.73           .94%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,086.20        $3.54           .68%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.54        $3.43           .68%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2010: +8.43% for Class A, +8.07% for Class B, +8.10% for Class C, +8.37% for Class R2, +8.61% for Class R4 and +8.62% for Class R5.


--------------------------------------------------------------------------------
10  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MARCH 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (66.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.8%)
Honeywell International, Inc.                          111,559             $5,050,276
United Technologies Corp.                               87,648              6,451,769
                                                                      ---------------
Total                                                                      11,502,045
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
United Parcel Service, Inc., Class B                    57,606              3,710,402
-------------------------------------------------------------------------------------

AIRLINES (1.0%)
AMR Corp.                                               94,092(b)             857,178
Continental Airlines, Inc., Class B                     65,032(b)           1,428,753
Delta Air Lines, Inc.                                  136,535(b)           1,992,046
UAL Corp.                                               63,540(b)           1,242,207
US Airways Group, Inc.                                 145,726(b,p)         1,071,086
                                                                      ---------------
Total                                                                       6,591,270
-------------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Ford Motor Co.                                          60,014(b)             754,376
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.6%)
Gilead Sciences, Inc.                                   83,614(b)           3,802,765
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.9%)
Artio Global Investors, Inc.                            19,090                472,287
Morgan Stanley                                         138,832              4,066,389
The Bank of New York Mellon Corp.                       32,227                995,170
The Goldman Sachs Group, Inc.                           38,352              6,544,001
                                                                      ---------------
Total                                                                      12,077,847
-------------------------------------------------------------------------------------

CHEMICALS (3.0%)
Air Products & Chemicals, Inc.                          55,184              4,080,857
EI du Pont de Nemours & Co.                            250,263              9,319,793
Praxair, Inc.                                           21,997              1,825,751
The Dow Chemical Co.                                   139,536              4,126,080
                                                                      ---------------
Total                                                                      19,352,481
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
US Bancorp                                              39,574              1,024,175
Wells Fargo & Co.                                       92,411              2,875,830
                                                                      ---------------
Total                                                                       3,900,005
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Waste Management, Inc.                                  84,227              2,899,936
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.8%)
Cisco Systems, Inc.                                    200,621(b)           5,222,165
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.5%)
Hewlett-Packard Co.                                    328,372             17,452,972
IBM Corp.                                               38,884              4,986,873
                                                                      ---------------
Total                                                                      22,439,845
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.1%)
Bank of America Corp.                                1,028,218             18,353,692
JPMorgan Chase & Co.                                   182,143              8,150,899
                                                                      ---------------
Total                                                                      26,504,591
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.                                             228,596              5,906,920
FairPoint Communications, Inc.                           3,230(b)                  99
Verizon Communications, Inc.                           183,232              5,683,857
                                                                      ---------------
Total                                                                      11,590,876
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ELECTRICAL EQUIPMENT (1.1%)
ABB Ltd., ADR                                          187,869(b,c)        $4,103,059
Emerson Electric Co.                                    54,213              2,729,082
                                                                      ---------------
Total                                                                       6,832,141
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.1%)
Tyco Electronics Ltd.                                   30,045(c)             825,637
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.4%)
Baker Hughes, Inc.                                      79,281              3,713,522
Halliburton Co.                                        135,987              4,097,288
Schlumberger Ltd.                                       50,607              3,211,520
Transocean Ltd.                                        112,013(b,c)         9,675,683
Weatherford International Ltd.                          85,544(b,c)         1,356,728
                                                                      ---------------
Total                                                                      22,054,741
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.8%)
CVS Caremark Corp.                                      76,020              2,779,291
Wal-Mart Stores, Inc.                                  158,657              8,821,329
                                                                      ---------------
Total                                                                      11,600,620
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.2%)
Covidien PLC                                            57,187(c)           2,875,362
Medtronic, Inc.                                        108,314              4,877,380
                                                                      ---------------
Total                                                                       7,752,742
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.3%)
WellPoint, Inc.                                         34,358(b)           2,211,968
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
Carnival Corp.                                         118,224              4,596,549
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
KB Home                                                 58,828                985,369
Pulte Group, Inc.                                      121,327(b)           1,364,929
                                                                      ---------------
Total                                                                       2,350,298
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.7%)
Tyco International Ltd.                                110,706(c)           4,234,505
-------------------------------------------------------------------------------------

INSURANCE (4.3%)
ACE Ltd.                                               111,853(c)           5,849,912
Chubb Corp.                                             25,950              1,345,508
Everest Re Group Ltd.                                   65,794(c)           5,324,708
The Travelers Companies, Inc.                           53,730              2,898,196
XL Capital Ltd., Class A                               664,256(c)          12,554,438
                                                                      ---------------
Total                                                                      27,972,762
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (--%)
AOL, Inc.                                                2,544(b)              64,312
-------------------------------------------------------------------------------------

IT SERVICES (0.7%)
Accenture PLC, Class A                                 101,580(c)           4,261,281
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.6%)
Thermo Fisher Scientific, Inc.                          77,646(b)           3,994,110
-------------------------------------------------------------------------------------

MACHINERY (4.3%)
Caterpillar, Inc.                                      124,978              7,854,868
Deere & Co.                                             43,547              2,589,305
Eaton Corp.                                             66,206              5,016,429
Illinois Tool Works, Inc.                              157,314              7,450,391
Ingersoll-Rand PLC                                      62,560(c)           2,181,467
Parker Hannifin Corp.                                   50,889              3,294,554
                                                                      ---------------
Total                                                                      28,387,014
-------------------------------------------------------------------------------------

MEDIA (0.6%)
Comcast Corp., Class A                                  99,888              1,879,892
Time Warner, Inc.                                       55,452              1,733,984
                                                                      ---------------
Total                                                                       3,613,876
-------------------------------------------------------------------------------------

METALS & MINING (2.1%)
Alcoa, Inc.                                            167,582              2,386,368
Freeport-McMoRan Copper & Gold, Inc.                    43,964              3,672,753
Nucor Corp.                                             93,647              4,249,700
Rio Tinto PLC, ADR                                       4,719(c)           1,117,129
Vale SA, ADR                                            32,263(c)           1,038,546
Xstrata PLC                                             42,660(b,c)           808,235
                                                                      ---------------
Total                                                                      13,272,731
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MULTILINE RETAIL (1.5%)
Kohl's Corp.                                            35,406(b)          $1,939,541
Macy's, Inc.                                           150,883              3,284,723
Target Corp.                                            83,732              4,404,303
                                                                      ---------------
Total                                                                       9,628,567
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.7%)
Dominion Resources, Inc.                               104,039              4,277,043
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (8.0%)
Anadarko Petroleum Corp.                                86,290              6,284,501
Apache Corp.                                            40,390              4,099,585
BP PLC, ADR                                            138,631(c)           7,911,671
Chevron Corp.                                          163,012             12,361,201
ConocoPhillips                                         179,053              9,162,142
Devon Energy Corp.                                      36,639              2,360,651
EnCana Corp.                                            32,113(c)             996,466
Exxon Mobil Corp.                                       97,518              6,531,756
Petroleo Brasileiro SA, ADR                             19,974(c)             888,643
Spectra Energy Corp.                                     2,082                 46,907
Ultra Petroleum Corp.                                   27,071(b)           1,262,321
Valero Energy Corp.                                     19,547                385,076
                                                                      ---------------
Total                                                                      52,290,920
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.6%)
Weyerhaeuser Co.                                        91,216              4,129,348
-------------------------------------------------------------------------------------

PHARMACEUTICALS (3.8%)
Abbott Laboratories                                     51,626              2,719,658
Bristol-Myers Squibb Co.                               252,576              6,743,779
Merck & Co., Inc.                                      228,903              8,549,527
Pfizer, Inc.                                           370,705              6,357,591
                                                                      ---------------
Total                                                                      24,370,555
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.1%)
Pebblebrook Hotel Trust                                 41,047(b)             863,218
-------------------------------------------------------------------------------------

ROAD & RAIL (0.2%)
CSX Corp.                                               20,431              1,039,938
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Intel Corp.                                            562,529             12,521,895
Microchip Technology, Inc.                              33,204                935,025
Taiwan Semiconductor Manufacturing Co., Ltd.,
 ADR                                                   113,335(c)           1,188,884
Xilinx, Inc.                                            61,794              1,575,747
                                                                      ---------------
Total                                                                      16,221,551
-------------------------------------------------------------------------------------

SOFTWARE (2.4%)
Microsoft Corp.                                        190,257              5,568,822
Oracle Corp.                                           259,680              6,671,180
Symantec Corp.                                         198,274(b)           3,354,796
                                                                      ---------------
Total                                                                      15,594,798
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.7%)
Best Buy Co., Inc.                                     111,608              4,747,805
Home Depot, Inc.                                       121,986              3,946,247
Staples, Inc.                                          100,711              2,355,630
                                                                      ---------------
Total                                                                      11,049,682
-------------------------------------------------------------------------------------

TOBACCO (2.3%)
Lorillard, Inc.                                        157,743             11,868,583
Philip Morris International, Inc.                       56,517              2,947,927
                                                                      ---------------
Total                                                                      14,816,510
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Sprint Nextel Corp.                                    463,961(b)           1,763,052
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $333,331,054)                                                     $430,419,073
-------------------------------------------------------------------------------------



OTHER (--%)
ISSUER                                                 SHARES                VALUE(a)
HOTELS, RESTAURANTS & LEISURE
Krispy Kreme Doughnuts, Inc.
 Warrants                                                  683(b)                 $75
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                       $75
-------------------------------------------------------------------------------------






                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (34.8%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.1%)(c)
Pemex Project Funding Master Trust
 03-01-18                               5.75%            $140,000            $144,080
 06-15-35                               6.63              205,000             201,963
Petroleos de Venezuela
 04-12-17                               5.25              384,000             236,160
                                                                      ---------------
Total                                                                         582,203
-------------------------------------------------------------------------------------

SOVEREIGN (0.4%)(c)
Republic of Argentina
 Sr Unsecured
 09-12-13                               7.00              332,000             295,860
 12-15-35                               0.00              359,000(r)           26,925
Republic of Colombia
 01-27-17                               7.38              200,000             229,000
Republic of El Salvador
 06-15-35                               7.65               68,000(d)           71,570
Republic of Indonesia
 Sr Unsecured
 01-17-18                               6.88               81,000(d)           90,113
 10-12-35                               8.50              100,000(d)          124,500
Republic of Philippines
 Sr Unsecured
 01-14-31                               7.75              300,000             343,499
Republic of Turkey
 09-26-16                               7.00              100,000             111,000
 04-03-18                               6.75              205,000             223,450
 03-17-36                               6.88              302,000             305,019
Republic of Uruguay
 05-17-17                               9.25              100,000             128,250
Republic of Venezuela
 02-26-16                               5.75               86,000              62,350
Republic of Venezuela
 Sr Unsecured
 10-08-14                               8.50               87,000              75,690
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                               7.63               81,000              91,733
Russian Federation
 03-31-30                               7.50              205,860(d)          237,254
                                                                      ---------------
Total                                                                       2,416,213
-------------------------------------------------------------------------------------

TREASURY (0.3%)(c)
Govt of Indonesia
 (Indonesian Rupiah)
 07-15-22                              10.25        1,848,000,000             215,464
Mexican Fixed Rate Bonds
 (Mexican Peso)
 12-17-15                               8.00           14,670,000           1,239,984
Nota do Tesouro Nacional
 (Brazilian Real) Series F
 01-01-13                              10.00              100,000             550,248
                                                                      ---------------
Total                                                                       2,005,696
-------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (5.2%)
Federal Farm Credit Bank
 02-07-13                               3.40              205,000             214,023
Federal Home Loan Banks
 05-20-11                               2.63               60,000              61,335
 12-28-11                               1.00              100,000             100,010
 01-12-12                               1.40              875,000             875,207
 01-27-12                               1.50            2,000,000           2,001,286
 11-17-17                               5.00              140,000             153,012
Federal Home Loan Mtge Corp
 04-19-12                               1.50              635,000             635,332
 02-09-15                               2.88              300,000             301,842
 12-10-15                               4.20            3,340,000           3,363,056
Federal Natl Mtge Assn
 06-09-10                               3.26               90,000              90,493
 08-12-10                               3.25               35,000              35,382
 11-10-11                               1.30            2,870,000           2,872,500
 11-19-12                               4.75              195,000             210,927
 06-12-17                               5.38               70,000              77,512
U.S. Treasury
 11-15-12                               1.38            2,070,000           2,069,516
 01-15-13                               1.38              435,000             433,607
 02-15-13                               1.38              295,000             293,617
 03-15-13                               1.38              445,000             442,392
 12-31-13                               1.50              270,000             265,022
 02-15-14                               4.00            1,225,000           1,316,588
 02-28-15                               2.38            4,000,000           3,972,501
 03-31-15                               2.50            3,716,000           3,705,558
 03-31-16                               2.38            1,310,000           1,267,016
 04-30-16                               2.63              125,000             122,373
 02-15-20                               3.63            3,255,000           3,199,564
 02-15-36                               4.50               86,000              83,998


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (CONT.)
 11-15-39                               4.38%          $2,104,000          $1,989,595
 02-15-40                               4.63            1,340,000           1,320,738
U.S. Treasury STRIPS
 02-15-40                               0.00            1,690,000             386,540
U.S. Treasury Inflation-Indexed Bond
 01-15-15                               1.63            1,077,956(t)        1,126,246
 07-15-17                               2.63              418,156(t)          459,628
 01-15-29                               2.50              479,346(t)          506,739
                                                                      ---------------
Total                                                                      33,953,155
-------------------------------------------------------------------------------------

ASSET-BACKED (3.8%)
Access Group
 Series 2005-1 Cl A1
 06-22-18                               0.35              568,010(i)          566,759
American Express Credit Account Master Trust
 Series 2005-4 Cl A
 01-15-15                               0.30              325,000(i)          323,519
American Express Credit Account Master Trust
 Series 2006-3 Cl A
 03-17-14                               0.25              300,000(i)          299,143
AmeriCredit Automobile Receivables Trust
 Series 2007-CM Cl A3B (NPFGC)
 05-07-12                               0.26              175,319(e,i)        175,006
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (AGM)
 07-06-12                               5.49              173,245(e)          174,187
AmeriCredit Automobile Receivables Trust
 Series 2010-1 Cl A3
 03-17-14                               1.66              350,000             350,339
Avis Budget Rental Car Funding AESOP LLC
 Series 2010-2A Cl A
 08-20-14                               3.63              250,000(d)          249,975
Bank of America Credit Card Trust
 Series 2008-A1 Cl A1
 04-15-13                               0.81              575,000(i)          575,954
Bank of America Credit Card Trust
 Series 2008-A5 Cl A5
 12-16-13                               1.43              450,000(i)          454,322
BMW Vehicle Lease Trust
 Series 2009-1 Cl A2
 04-15-11                               2.04              448,661             450,163
Capital Auto Receivables Asset Trust
 Series 2007-SN2 Cl A4
 05-16-11                               1.26              283,989(d,i)        284,464
Carmax Auto Owner Trust
 Series 2009-1 Cl A4
 12-16-13                               5.81              300,000             325,749
Caterpillar Financial Asset Trust
 Series 2008-A Cl A3
 04-25-14                               4.94               61,901              63,157
Centex Home Equity
 Series 2002-D Cl M2
 12-25-32                               2.30              156,348(i)           28,738
Chrysler Financial Lease Trust
 Series 2010-A Cl A2
 06-15-11                               1.78            2,700,000(d)        2,698,864
Chrysler Financial Lease Trust
 Series 2010-A Cl C
 09-16-13                               4.49              850,000(d)          849,502
CIT Equipment Collateral
 Series 2009-VT1 Cl A2
 06-15-11                               2.20              762,197(d)          764,225
Citibank Credit Card Issuance Trust
 Series 2008-C6 Cl C6
 06-20-14                               6.30              550,000             581,912
CitiFinancial Auto Issuance Trust
 Series 2009-1 Cl A2
 11-15-12                               1.83            2,100,000(d)        2,102,165
Countrywide Asset-Backed Ctfs
 Series 2006-4 Cl 1A1M
 07-25-36                               0.51              172,435(i)          109,757
CPS Auto Trust
 Series 2007-A Cl A3 (NPFGC)
 09-15-11                               5.04               32,538(d,e)         32,583
Crown Castle Towers LLC
 Sr Secured
 01-15-15                               4.52              650,000(d)          647,924
DT Auto Owner Trust
 Series 2009-1 Cl A1
 10-15-15                               2.98              947,329(d)          950,135
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                               5.78            1,350,000(d,e)      1,310,594


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (CONT.)
Equifirst Mtge Loan Trust
 Series 2003-1 Cl IF1
 12-25-32                               3.51%            $144,892            $132,748
Ford Credit Floorplan Master Owner Trust
 Series 2010-1 Cl A
 12-15-14                               1.88              350,000(d,i)        353,503
GTP Towers Issuer LLC
 02-15-15                               4.44              200,000(d)          200,547
Hertz Vehicle Financing LLC
 Series 2005-1A Cl A4 (NPFGC)
 11-25-11                               0.50              900,000(d,e,i)      895,549
Hertz Vehicle Financing LLC
 Series 2005-2A Cl A5 (AMBAC)
 11-25-11                               0.50              450,000(d,e,i)      447,774
Hertz Vehicle Financing LLC
 Series 2005-2A Cl A6 (AMBAC)
 11-25-11                               5.08            1,470,000(d,e)      1,492,672
Hertz Vehicle Financing LLC
 Series 2009-2A Cl A1
 03-25-14                               4.26              550,000(d)          566,379
Hertz Vehicle Financing LLC
 Series 2009-2A Cl A2
 03-25-16                               5.29              500,000(d)          514,981
Irwin Home Equity
 Series 2005-A Cl A3
 02-25-34                               0.63               59,114(i)           48,077
Merrill Lynch First Franklin Mtge Loan Trust
 Series 2007-2 Cl A2A
 05-25-37                               0.36              332,836(i)          331,553
Morgan Stanley Resecuritization Trust
 Series 2010-F Cl A
 06-17-13                               0.48              450,000(d,i)        443,250
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                              18.77            1,350,000(g)           87,750
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                               5.88            1,900,000(g)          209,674
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                               5.57              306,204             288,680
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                               6.31              190,000(o)            8,030
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                               6.66              125,000(o)            3,893
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                               7.01              180,000(o)            3,778
Santander Drive Auto Receivables Trust
 Series 2007-1 Cl A4 (FGIC)
 09-15-14                               0.28              386,886(e,i)        382,437
Sierra Receivables Funding
 Series 2010-1A Cl A1
 07-20-26                               4.48              175,000(d)          175,000
Target Credit Card Master Trust
 Series 2005-1 Cl A
 10-27-14                               0.31            3,100,000(i)        3,076,832
Volkswagen Auto Lease Trust
 Series 2009-A Cl A3
 04-16-12                               3.41              300,000             308,122
                                                                      ---------------
Total                                                                      24,340,365
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (3.1%)(f)
Banc of America Commercial Mtge
 Series 2005-3 Cl A4
 07-10-43                               4.67              375,000             373,704
Banc of America Commercial Mtge
 Series 2005-4 Cl A2
 07-10-45                               4.76              590,346             601,750
Banc of America Commercial Mtge
 Series 2005-6 Cl A4
 09-10-47                               5.18              550,000             572,478
Banc of America Large Loan
 Series 2001-FMA Cl C
 12-13-16                               6.76              150,000(d)          152,787
Bear Stearns Commercial Mtge Securities
 Series 2007-PW18 Cl A1
 06-11-50                               5.04              131,323             134,956


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                               5.68%          $1,427,100          $1,481,077
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                               5.43              350,000             351,561
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                               5.23              375,000             394,529
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                               0.54              300,000(d,i)        259,840
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
 12-10-49                               5.82              700,000             699,883
Credit Suisse First Boston Mtge Securities
 Series 2004-C1 Cl A4
 01-15-37                               4.75              415,000             425,843
Credit Suisse First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                               3.82               91,299              90,925
Federal Home Loan Mtge Corp Structured Pass-Through Ctfs
 Series K-006 Cl B
 12-26-46                               5.36              200,000(d,j)        175,281
GE Capital Commercial Mtge
 Series 2001-3 Cl A2
 06-10-38                               6.07              350,000             368,370
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                               5.25              649,381(d)          683,230
General Electric Capital Assurance
 Series 2003-1 Cl A5
 05-12-35                               5.74              250,000(d)          263,740
Greenwich Capital Commercial Funding
 Series 2003-C1 Cl A3
 07-05-35                               3.86              300,000             304,029
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                               4.88              400,000             412,214
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
 03-10-39                               5.44            1,550,000           1,507,373
GS Mtge Securities II
 Series 2004-GG2 Cl A3
 08-10-38                               4.60              214,910             217,407
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                               1.08              950,000(d,i)        783,630
GS Mtge Securities II
 Series 2007-GG10 Cl A4
 08-10-45                               5.81              400,000             371,110
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                               5.81              575,000              69,988
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                               4.13              257,521             265,380
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                               3.97              172,490             176,967
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                               4.18              311,633             312,238
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                               4.48              897,630             909,394
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP2 Cl A3
 07-15-42                               4.70              200,000             203,641
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
 12-15-44                               5.18              600,000             621,191
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                               5.49              150,000             157,357
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79              675,000             673,424
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                               6.20              525,000(d)          103,764
JPMorgan Chase Commercial Mtge Securities
 Series 2009-IWST Cl A1
 12-05-27                               4.31              269,731(d)          276,193


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                               3.97%            $650,000            $638,422
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
 09-15-30                               4.93              250,000             258,523
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                               5.86              600,000             643,829
LB-UBS Commercial Mtge Trust
 Series 2007-C6 Cl A4
 07-15-40                               5.86              150,000             146,287
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
 09-15-45                               5.87              750,000             748,319
Merrill Lynch Mtge Trust
 Series 2008-C1 Cl A1
 02-12-51                               4.71              161,982             163,209
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                               4.59            1,075,000           1,069,918
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                               5.80              475,000             512,300
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                               5.09              600,000             615,894
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                               5.58              350,000             359,072
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                               5.73              700,000             728,265
                                                                      ---------------
Total                                                                      20,279,292
-------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE-BACKED (9.7%)(f,l)
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
 08-25-35                               5.10              875,000(d,i)        750,794
Bear Stearns Alt-A Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2B
 04-25-35                               3.11               36,614(i)           15,764
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                               6.50            1,018,631             849,283
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                              32.11              523,529(g)           60,160
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
 07-25-18                               4.75              282,349             283,673
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                               7.00              628,081(d)          587,722
Federal Home Loan Mtge Corp
 04-01-25                               4.50              200,000(j)          207,406
 04-01-40                               5.00            1,300,000(j)        1,342,250
 04-01-40                               6.00            1,000,000(j)        1,072,656
Federal Home Loan Mtge Corp #1G2547
 12-01-36                               6.11              101,354(i)          108,324
Federal Home Loan Mtge Corp #1Q0140
 08-01-36                               6.11              114,236(i)          120,589
Federal Home Loan Mtge Corp #A65578
 08-01-37                               6.50              201,405             219,283
Federal Home Loan Mtge Corp #A81407
 09-01-38                               6.50              500,705             544,888
Federal Home Loan Mtge Corp #C59161
 10-01-31                               6.00              684,329             744,860
Federal Home Loan Mtge Corp #C65869
 04-01-32                               6.00              428,236             469,913
Federal Home Loan Mtge Corp #C67723
 06-01-32                               7.00              518,246             582,008
Federal Home Loan Mtge Corp #E01419
 05-01-18                               5.50              217,148             233,694
Federal Home Loan Mtge Corp #E93097
 12-01-17                               5.50              665,821             718,237


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #E98725
 08-01-18                               5.00%            $363,366            $386,257
Federal Home Loan Mtge Corp #E99684
 10-01-18                               5.00              823,300             878,386
Federal Home Loan Mtge Corp #G01441
 07-01-32                               7.00              749,249             839,515
Federal Home Loan Mtge Corp #G05493
 03-01-39                               6.50              372,862             405,960
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
 06-15-32                               8.77              457,660(g)           33,946
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 1614 Cl MZ Trust Series Z
 11-15-23                               6.50               57,220(h)           62,171
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
 02-15-33                               5.50              288,988             293,117
Federal Natl Mtge Assn
 04-01-25                               4.50              600,000(j)          622,313
 04-01-25                               5.00            3,170,000(j)        3,343,361
 06-01-39                               5.00            1,000,000(j)        1,024,062
 04-01-40                               4.50              920,000(j)          922,013
 04-01-40                               5.00            1,000,000(j)        1,031,328
 04-01-40                               6.00            4,325,000(j)        4,593,284
 05-01-40                               5.50            7,500,000(j)        7,876,169
 05-01-40                               6.00            7,855,000(j,n)      8,380,302
 05-01-40                               6.50              150,000(j)          162,094
Federal Natl Mtge Assn #190988
 06-01-24                               9.00              113,716             125,248
Federal Natl Mtge Assn #250322
 08-01-25                               7.50              231,524             261,175
Federal Natl Mtge Assn #254236
 03-01-17                               6.50              362,434             392,701
Federal Natl Mtge Assn #254383
 06-01-32                               7.50              196,696             222,901
Federal Natl Mtge Assn #256901
 09-01-37                               6.50              250,421             269,793
Federal Natl Mtge Assn #545008
 06-01-31                               7.00              773,809             880,350
Federal Natl Mtge Assn #545869
 07-01-32                               6.50              121,448             134,684
Federal Natl Mtge Assn #555376
 04-01-18                               4.50              806,180(v)          848,764
Federal Natl Mtge Assn #555734
 07-01-23                               5.00              635,282             662,657
Federal Natl Mtge Assn #653730
 09-01-32                               6.50              576,595             643,923
Federal Natl Mtge Assn #654686
 11-01-32                               6.00              584,739(v)          633,830
Federal Natl Mtge Assn #662061
 09-01-32                               6.50              351,817             388,708
Federal Natl Mtge Assn #670387
 08-01-32                               7.00               91,515(v)          102,764
Federal Natl Mtge Assn #678028
 09-01-17                               6.00            1,255,693           1,361,018
Federal Natl Mtge Assn #688002
 03-01-33                               5.50              705,827             755,993
Federal Natl Mtge Assn #688691
 03-01-33                               5.50              259,400             275,292
Federal Natl Mtge Assn #689093
 07-01-28                               5.50              370,675             394,775
Federal Natl Mtge Assn #712057
 07-01-18                               4.50              232,116             244,377
Federal Natl Mtge Assn #720070
 07-01-23                               5.50            1,086,732           1,155,167
Federal Natl Mtge Assn #731019
 07-01-33                               5.50              553,413             592,626
Federal Natl Mtge Assn #732094
 08-01-18                               5.50              418,001             450,083
Federal Natl Mtge Assn #745079
 12-01-20                               5.00              595,633             633,774
Federal Natl Mtge Assn #745392
 12-01-20                               4.50              124,113             130,475
Federal Natl Mtge Assn #747584
 11-01-28                               5.50              875,931             932,880
Federal Natl Mtge Assn #753085
 12-01-33                               6.50              579,875             639,249
Federal Natl Mtge Assn #768117
 08-01-34                               5.49              230,662(i)          244,358
Federal Natl Mtge Assn #776962
 04-01-29                               5.00            1,279,256           1,332,848


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #804442
 12-01-34                               6.50%            $536,030            $588,887
Federal Natl Mtge Assn #886764
 08-01-36                               6.00              125,636(i)          132,135
Federal Natl Mtge Assn #895834
 04-01-36                               6.02              204,552(i)          213,772
Federal Natl Mtge Assn #AC3035
 10-01-39                               5.00            1,750,608           1,808,191
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                               0.00            1,316,079(g)          239,791
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                               5.34              336,121(g)           41,676
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                              20.00              203,490(g)           16,861
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
 05-01-37                               5.07              476,086(g)           86,439
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 396 Cl 2
 06-01-39                               0.00              866,699(g,j)        227,441
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 400 Cl 2
 11-25-39                               0.00              758,364(g)          199,426
GMAC Mtge Corp Loan Trust
 Collateralized Mtge Obligation
 Series 2005-J1 Cl A9
 12-25-35                               5.50            1,118,158           1,118,158
Govt Natl Mtge Assn #604708
 10-15-33                               5.50              710,275             757,306
Govt Natl Mtge Assn #616257
 02-15-34                               5.00              843,458             882,876
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-70 Cl IC
 08-20-32                               0.00              410,678(g)           52,371
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                              74.97               25,775(g)              378
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                               0.00            8,256,310(g,s)             --
Indymac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR3 Cl 2A1B
 03-25-36                               5.68              182,805(i)           94,366
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
 05-25-34                               6.00              693,277             641,172
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                               5.00            1,161,234           1,103,845
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                               5.00              602,669             572,723
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2004-K Cl 2A3
 07-25-34                               4.71              106,211(i)          104,643
                                                                      ---------------
Total                                                                      63,358,652
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

AEROSPACE & DEFENSE (0.1%)
L-3 Communications
 07-15-13                               6.13%            $130,000            $131,950
L-3 Communications
 Series B
 10-15-15                               6.38              216,000             221,670
TransDigm
 07-15-14                               7.75               85,000(d)           86,700
                                                                      ---------------
Total                                                                         440,320
-------------------------------------------------------------------------------------

AUTOMOTIVE (0.3%)
Ford Motor
 Sr Unsecured Cv
 11-15-16                               4.25            1,180,000           1,775,368
Lear
 03-15-18                               7.88               90,000              90,788
 03-15-20                               8.13               49,000              49,674
Oshkosh
 03-01-17                               8.25               61,000(d)           63,440
 03-01-20                               8.50               44,000(d)           45,760
                                                                      ---------------
Total                                                                       2,025,030
-------------------------------------------------------------------------------------

BANKING (0.8%)
Bank of America
 Sr Unsecured
 05-01-18                               5.65              445,000             450,574
Citigroup
 05-22-19                               8.50              150,000             175,078
Citigroup
 Sr Unsecured
 05-15-18                               6.13              990,000           1,011,571
Export-Import Bank of Korea
 Sr Unsecured
 10-17-12                               5.50              115,000(c)          122,754
Goldman Sachs Group
 Sr Unsecured
 02-15-19                               7.50              965,000           1,099,876
JPMorgan Chase & Co
 Sr Unsecured
 04-23-19                               6.30            1,115,000           1,226,636
Morgan Stanley
 Sr Unsecured
 04-01-18                               6.63              360,000             383,968
 01-26-20                               5.50              515,000             505,203
                                                                      ---------------
Total                                                                       4,975,660
-------------------------------------------------------------------------------------

BROKERAGE (--%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88              810,000(b,o)        191,363
-------------------------------------------------------------------------------------

CHEMICALS (0.3%)
Airgas
 10-01-18                               7.13              190,000(d)          209,000
Ashland
 06-01-17                               9.13               75,000(d)           84,000
Chemtura
 06-01-16                               6.88              172,000(b,o)        202,100
Dow Chemical
 Sr Unsecured
 05-15-19                               8.55              680,000             822,623
INVISTA
 Sr Unsecured
 05-01-12                               9.25               98,000(d)           99,225
LBI Escrow
 Sr Secured
 11-01-17                               8.00              100,000(d,j)        103,500
Nalco
 Sr Nts
 05-15-17                               8.25              232,000(d)          245,920
Nova Chemicals
 Sr Unsecured
 11-01-16                               8.38               53,000(c,d)         54,458
                                                                      ---------------
Total                                                                       1,820,826
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (--%)
Jarden
 05-01-16                               8.00              130,000             136,175
Visant Holding
 Sr Disc Nts
 12-01-13                              10.25              100,000             102,750
                                                                      ---------------
Total                                                                         238,925
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

ELECTRIC (3.1%)
Arizona Public Service
 Sr Unsecured
 10-15-11                               6.38%             $15,000             $15,928
 08-01-16                               6.25              260,000             280,173
CenterPoint Energy Houston Electric LLC
 Series U
 03-01-14                               7.00              560,000             638,844
Cleveland Electric Illuminating
 1st Mtge
 11-15-18                               8.88            1,515,000           1,881,439
CMS Energy
 Sr Unsecured
 02-01-20                               6.25              180,000             177,300
Consumers Energy
 1st Mtge
 03-15-15                               5.00               25,000              26,443
 02-15-17                               5.15              150,000             156,834
Detroit Edison
 Sr Secured
 10-01-13                               6.40              470,000             527,003
Dominion Resources
 Sr Unsecured Series A
 11-15-16                               5.60              110,000             118,735
Dominion Resources
 Sr Unsecured Series F
 08-01-33                               5.25            1,160,000           1,226,516
DTE Energy
 Sr Unsecured
 05-15-14                               7.63              905,000           1,029,569
Duke Energy
 Sr Unsecured
 02-01-14                               6.30              520,000             579,276
Edison Mission Energy
 Sr Unsecured
 06-15-13                               7.50              150,000             130,125
Exelon
 Sr Unsecured
 06-15-10                               4.45            1,160,000           1,168,677
Florida Power
 1st Mtge
 06-15-18                               5.65               40,000              43,311
 06-15-38                               6.40              545,000             592,718
 04-01-40                               5.65              410,000             400,364
KCP&L Greater Missouri Operations
 Sr Unsecured
 07-01-12                              11.88              125,000             145,476
Majapahit Holding
 10-17-16                               7.75              100,000(c,d)        109,625
Metropolitan Edison
 Sr Unsecured
 03-15-13                               4.95              140,000             147,310
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56              403,647             413,254
Nevada Power
 08-01-18                               6.50              505,000             552,927
Nevada Power
 Series L
 01-15-15                               5.88              300,000             326,794
Nevada Power
 Series O
 05-15-18                               6.50              290,000             317,010
NiSource Finance
 03-01-13                               6.15            1,075,000           1,171,756
 07-15-14                               5.40              220,000             233,597
 09-15-17                               5.25            1,080,000           1,085,431
 09-15-20                               5.45              385,000             381,619
NRG Energy
 02-01-16                               7.38              515,000             511,138
Ohio Edison
 Sr Unsecured
 05-01-15                               5.45              110,000             116,939
Ohio Power
 Sr Unsecured Series K
 06-01-16                               6.00              265,000             290,460
Oncor Electric Delivery LLC
 Sr Secured
 05-01-12                               6.38              125,000             135,171
Pacific Gas & Electric
 Sr Unsecured
 01-15-40                               5.40              235,000             221,186
PacifiCorp
 1st Mtge
 09-15-13                               5.45              285,000             312,467


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ELECTRIC (CONT.)
PPL Electric Utilities
 1st Mtge
 11-30-13                               7.13%            $585,000            $677,864
Progress Energy
 Sr Unsecured
 03-15-14                               6.05              300,000             330,135
 12-01-39                               6.00              355,000             346,967
Sierra Pacific Power
 Series M
 05-15-16                               6.00            1,555,000           1,690,389
Tampa Electric
 Sr Unsecured
 05-15-18                               6.10              305,000             330,652
Toledo Edison
 1st Mtge
 05-01-20                               7.25               95,000             109,845
Toledo Edison
 Sr Secured
 05-15-37                               6.15              195,000             196,606
TransAlta
 Sr Nts
 03-15-40                               6.50              165,000(c)          163,125
TransAlta
 Sr Unsecured
 01-15-15                               4.75              375,000(c)          386,726
                                                                      ---------------
Total                                                                      19,697,724
-------------------------------------------------------------------------------------

ENTERTAINMENT (--%)
Regal Cinemas
 07-15-19                               8.63               75,000              78,938
Speedway Motorsports
 06-01-16                               8.75              180,000             191,250
                                                                      ---------------
Total                                                                         270,188
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.9%)
Anheuser-Busch InBev Worldwide
 01-15-14                               7.20              345,000(d)          395,242
 04-15-20                               5.00              525,000(d)          526,616
Bacardi
 Sr Nts
 04-01-14                               7.45               95,000(c,d)        108,620
ConAgra Foods
 Sr Unsecured
 09-15-11                               6.75               46,000              49,431
Del Monte
 10-15-19                               7.50              155,000(d)          162,556
Kraft Foods
 Sr Unsecured
 08-11-17                               6.50              280,000             312,915
 02-01-18                               6.13            1,385,000           1,515,731
 02-09-40                               6.50              230,000             236,920
Molson Coors Capital Finance
 09-22-10                               4.85              605,000(c)          617,070
SABMiller
 Sr Unsecured
 01-15-14                               5.70            1,380,000(c,d)      1,507,749
 07-15-18                               6.50              280,000(c,d)        310,553
                                                                      ---------------
Total                                                                       5,743,403
-------------------------------------------------------------------------------------

GAMING (0.1%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13               94,000              78,490
MGM MIRAGE
 Sr Secured
 11-15-17                              11.13              120,000(d)          134,700
MGM MIRAGE
 Sr Unsecured
 03-01-18                              11.38              200,000(d)          193,000
                                                                      ---------------
Total                                                                         406,190
-------------------------------------------------------------------------------------

GAS PIPELINES (1.3%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75              915,000             963,369
CenterPoint Energy Resources
 Sr Unsecured Series B
 04-01-13                               7.88              340,000             389,320
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80            2,607,000           2,910,705
El Paso
 Sr Unsecured
 12-12-13                              12.00              110,000             128,425
Northwest Pipeline
 Sr Unsecured
 06-15-16                               7.00              230,000             265,314
 04-15-17                               5.95              795,000             863,994


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
GAS PIPELINES (CONT.)
Southern Natural Gas
 Sr Unsecured
 04-01-17                               5.90%          $1,085,000(d)       $1,130,102
Southern Star Central
 Sr Nts
 03-01-16                               6.75              210,000             212,363
Transcontinental Gas Pipe Line LLC
 Sr Unsecured
 04-15-16                               6.40              846,000             950,856
Transcontinental Gas Pipe Line LLC
 Sr Unsecured Series B
 08-15-11                               7.00              385,000             411,065
                                                                      ---------------
Total                                                                       8,225,513
-------------------------------------------------------------------------------------

HEALTH CARE (0.3%)
Cardinal Health
 Sr Unsecured
 06-15-12                               5.65              415,000             444,158
DaVita
 03-15-13                               6.63              410,000             412,562
HCA
 Sr Secured
 02-15-17                               9.88              160,000(d)          174,400
 09-15-20                               7.25              310,000(d)          314,650
HCA
 Sr Secured Pay-in-kind
 11-15-16                               9.63               90,000(q)           96,413
Omnicare
 12-15-13                               6.75              260,000             261,300
Select Medical
 02-01-15                               7.63              433,000             412,433
                                                                      ---------------
Total                                                                       2,115,916
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (--%)
K Hovnanian Enterprises
 Sr Secured
 10-15-16                              10.63              240,000             255,600
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.6%)
Anadarko Petroleum
 Sr Unsecured
 03-15-14                               7.63              320,000             367,889
Chesapeake Energy
 06-15-15                               6.38               45,000              44,213
 01-15-16                               6.63              150,000             147,000
Denbury Resources
 04-01-13                               7.50              140,000             141,400
 03-01-16                               9.75              135,000             148,500
EnCana
 Sr Unsecured
 11-01-11                               6.30            1,335,000(c)        1,432,407
Forest Oil
 02-15-14                               8.50              185,000             195,175
Nexen
 Sr Unsecured
 05-15-37                               6.40              245,000(c)          246,966
Petrohawk Energy
 08-01-14                              10.50               85,000              93,819
Quicksilver Resources
 08-01-15                               8.25              161,000             164,220
Range Resources
 05-15-16                               7.50              105,000             108,150
 05-15-19                               8.00              345,000             368,288
SandRidge Energy
 06-01-18                               8.00               70,000(d)           66,500
Woodside Finance
 11-10-14                               4.50              515,000(c,d)        526,336
                                                                      ---------------
Total                                                                       4,050,863
-------------------------------------------------------------------------------------

INTEGRATED ENERGY (0.1%)
Petro-Canada
 Sr Unsecured
 07-15-13                               4.00               65,000(c)           67,054
Suncor Energy
 Sr Unsecured
 06-01-18                               6.10              140,000(c)          150,848
TNK-BP Finance
 03-13-18                               7.88              100,000(c,d)        109,750
                                                                      ---------------
Total                                                                         327,652
-------------------------------------------------------------------------------------

MEDIA CABLE (0.5%)
Cablevision Systems
 Sr Nts
 09-15-17                               8.63              180,000(d)          190,350


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MEDIA CABLE (CONT.)
Charter Communications Operating LLC/Capital
 Secured
 04-30-12                               8.00%            $510,000(d)         $541,875
Comcast
 03-15-37                               6.45              170,000             173,122
 07-01-39                               6.55              545,000             563,998
 03-01-40                               6.40              130,000             132,136
CSC Holdings LLC
 Sr Unsecured
 04-15-14                               8.50               95,000(d)          101,294
 02-15-18                               7.88               35,000              36,750
DISH DBS
 10-01-14                               6.63               75,000              75,563
 02-01-16                               7.13              280,000             285,250
 09-01-19                               7.88              145,000             150,800
TCM Sub LLC
 01-15-15                               3.55              740,000(d)          733,923
                                                                      ---------------
Total                                                                       2,985,061
-------------------------------------------------------------------------------------

MEDIA NON CABLE (0.6%)
Lamar Media
 01-01-13                               7.25               80,000              80,600
 04-01-14                               9.75               75,000              81,938
News America
 01-09-38                               6.75              275,000             288,409
Nielsen Finance LLC
 08-01-14                              10.00               95,000              99,513
Rainbow Natl Services LLC
 09-01-12                               8.75               80,000(d)           81,300
Reed Elsevier Capital
 08-01-11                               6.75              855,000             912,000
RR Donnelley & Sons
 Sr Unsecured
 04-01-14                               4.95              150,000             150,752
 01-15-17                               6.13            1,805,000           1,811,985
Thomson Reuters
 Sr Unsecured
 04-15-40                               5.85              515,000(c)          501,016
                                                                      ---------------
Total                                                                       4,007,513
-------------------------------------------------------------------------------------

METALS (--%)
Arch Western Finance LLC
 07-01-13                               6.75               85,000              85,319
United States Steel
 Sr Nts
 04-01-20                               7.38               72,000              71,640
                                                                      ---------------
Total                                                                         156,959
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.3%)
CIT Group
 Sr Secured
 05-01-16                               7.00              340,000             313,650
General Electric Capital
 Sr Unsecured
 01-08-20                               5.50              675,000             687,420
 01-10-39                               6.88              665,000             717,276
                                                                      ---------------
Total                                                                       1,718,346
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Expro Finance Luxembourg
 Sr Secured
 12-15-16                               8.50              452,000(c,d)        456,472
Gaz Capital for Gazprom
 Sr Unsecured
 11-22-16                               6.21              200,000(c,d)        205,500
                                                                      ---------------
Total                                                                         661,972
-------------------------------------------------------------------------------------

PACKAGING (0.1%)
Ball
 03-15-18                               6.63               30,000              30,750
 09-15-20                               6.75               97,000              97,970
Crown Americas LLC/Capital
 11-15-15                               7.75              185,000             192,400
Greif
 Sr Unsecured
 02-01-17                               6.75               80,000              81,200
Owens-Brockway Glass Container
 05-15-13                               8.25              180,000             182,250
Reynolds Group Issuer LLC
 Sr Secured
 10-15-16                               7.75              109,000(d)          112,543
                                                                      ---------------
Total                                                                         697,113
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

PAPER (0.1%)
Cascades
 Sr Nts
 12-15-17                               7.75%            $280,000(c,d)       $282,800
Georgia-Pacific LLC
 01-15-17                               7.13              130,000(d)          135,200
                                                                      ---------------
Total                                                                         418,000
-------------------------------------------------------------------------------------

RAILROADS (0.1%)
CSX
 Sr Unsecured
 03-15-12                               6.30              380,000             410,656
-------------------------------------------------------------------------------------

RESTAURANTS (--%)
Yum! Brands
 Sr Unsecured
 11-15-37                               6.88               80,000              86,864
-------------------------------------------------------------------------------------

RETAILERS (0.2%)
CVS Caremark
 Sr Unsecured
 06-01-17                               5.75              995,000           1,072,999
QVC
 Sr Secured
 04-15-17                               7.13              131,000(d)          131,819
 10-15-20                               7.38              131,000(d)          131,655
                                                                      ---------------
Total                                                                       1,336,473
-------------------------------------------------------------------------------------

TECHNOLOGY (--%)
Brocade Communications Systems
 Sr Secured
 01-15-18                               6.63               31,000(d)           31,465
 01-15-20                               6.88               27,000(d)           27,540
                                                                      ---------------
Total                                                                          59,005
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.2%)
ERAC USA Finance LLC
 10-15-37                               7.00            1,090,000(d)        1,123,728
-------------------------------------------------------------------------------------

WIRELESS (0.3%)
CC Holdings GS V LLC/Crown Castle GS III
 Sr Secured
 05-01-17                               7.75              265,000(d)          288,850
Cricket Communications
 Sr Secured
 05-15-16                               7.75              109,000             113,088
Nextel Communications
 Series D
 08-01-15                               7.38              145,000             137,750
SBA Telecommunications
 08-15-16                               8.00               95,000(d)           99,988
 08-15-19                               8.25               30,000(d)           31,950
Sprint Nextel
 Sr Unsecured
 08-15-17                               8.38              170,000             170,850
US Cellular
 Sr Unsecured
 12-15-33                               6.70              880,000             852,812
                                                                      ---------------
Total                                                                       1,695,288
-------------------------------------------------------------------------------------

WIRELINES (1.8%)
AT&T
 Sr Unsecured
 03-15-11                               6.25            1,630,000           1,713,575
 02-15-39                               6.55            1,730,000           1,818,648
Embarq
 Sr Unsecured
 06-01-36                               8.00              330,000             334,602
New Communications Holdings
 Sr Nts
 04-15-15                               7.88               32,000(d,j)         32,800
 04-15-17                               8.25               81,000(d,j)         81,911
 04-15-20                               8.50               66,000(d,j)         66,990
Qwest Communications Intl
 04-01-18                               7.13              150,000(d)          154,875
Qwest
 Sr Unsecured
 10-01-14                               7.50              595,000             650,038
Telecom Italia Capital
 11-15-13                               5.25              115,000(c)          120,454
Telefonica Europe
 09-15-10                               7.75              795,000(c)          819,030
TELUS
 Sr Unsecured
 06-01-11                               8.00            1,700,000(c)        1,829,570
tw telecom holdings
 Sr Nts
 03-01-18                               8.00               89,000(d)           90,558


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
26  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES (CONT.)
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88%          $1,705,000          $1,856,488
Verizon New York
 Sr Unsecured Series B
 04-01-32                               7.38            1,115,000           1,198,652
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                               5.65              190,000             201,561
Windstream
 08-01-16                               8.63              162,000             165,645
 11-01-17                               7.88              346,000             340,810
                                                                      ---------------
Total                                                                      11,476,207
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $220,903,659)                                                     $224,553,934
-------------------------------------------------------------------------------------



SENIOR LOANS (0.3%)(m)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AUTOMOTIVE (--%)
Ford Motor
 Tranche B1 Term Loan
 12-15-13                          3.23-3.26%            $298,843            $288,892
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.1%)
U.S. Foodservice
 Term Loan
 07-03-14                          2.74-2.75              445,000             407,593
-------------------------------------------------------------------------------------

MEDIA NON CABLE (--%)
Nielsen Finance LLC
 Tranche A Term Loan
 08-09-13                               2.23              440,000             420,886
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Dresser
 Tranche B Term Loan
 05-04-14                               2.50              365,000             350,269
-------------------------------------------------------------------------------------

RETAILERS (--%)
Toys "R" Us
 Tranche B Term Loan
 TBD                                     TBD              100,000(j,k)        100,214
 07-19-12                               4.50              345,000             345,738
                                                                      ---------------
Total                                                                         445,952
-------------------------------------------------------------------------------------

WIRELINES (0.1%)
FairPoint Communications
 Tranche B Term Loan
 03-31-15                               0.00              415,191(b,o)        341,262
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $2,131,526)                                                         $2,254,854
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%              12,211,470(u)        $12,211,470
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $12,211,470)                                                       $12,211,470
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (0.2%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                      1,017,945            $1,017,945
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $1,017,945)                                                         $1,017,945
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $569,595,654)(w)                                                  $670,457,351
-------------------------------------------------------------------------------------




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2010



                              NUMBER OF                                  UNREALIZED
                              CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION        LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-------------------------------------------------------------------------------------
U.S. Long Bond, 20-year           14         $1,625,750    June 2010         $(21,458)
U.S. Treasury Note, 2-
  year                           (28)        (6,074,687)   July 2010           14,520
U.S. Treasury Note, 5-
  year                           (76)        (8,728,125)   July 2010           66,793
U.S. Treasury Note, 10-
  year                            26          3,022,500    June 2010          (16,289)
U.S. Treasury Ultra Bond,
  30-year                         19          2,279,406    June 2010          (35,663)
-------------------------------------------------------------------------------------
Total                                                                          $7,903
-------------------------------------------------------------------------------------



OPEN OPTIONS CONTRACTS WRITTEN AT MARCH 31, 2010



                                  NOTIONAL   EXERCISE   PREMIUM  EXPIRATION
ISSUER               PUTS/CALLS    AMOUNT      PRICE   RECEIVED     DATE     VALUE(a)
-------------------------------------------------------------------------------------
Federal Natl Mtge
  Assn                  Call     $5,900,000   $106.08   $21,203   May 2010    $37,797
Federal Natl Mtge
  Assn                  Call      3,910,000    106.45    11,608   May 2010     12,830
-------------------------------------------------------------------------------------
Total                                                                         $50,627
-------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


STRIPS -- Separate Trading of Registered Interest and Principal Securities

(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 12.75% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $31,438,292 or 4.87% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AGM    --   Assured Guaranty Municipal Corporation
     AMBAC  --   Ambac Assurance Corporation
     FGIC   --   Financial Guaranty Insurance Company
     NPFGC  --   National Public Finance Guarantee Corporation




--------------------------------------------------------------------------------
28  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2010.

(h) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield similar to a zero coupon bond.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2010.

(j) At March 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $31,399,329. See Note 2 to the financial statements.

(k) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(l) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2010:

                              PRINCIPAL   SETTLEMENT    PROCEEDS
     SECURITY                  AMOUNT        DATE      RECEIVABLE       VALUE
     --------------------------------------------------------------------------
     Federal Natl Mtge Assn
     05-01-40 5.00%          $1,000,000    05-13-10    $1,034,961    $1,027,500


(m) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.


--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  29

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(n) At March 31, 2010, securities valued at $10,466,044 were held to cover open call options written. See Note 8 to the financial statements.

(o)  This position is in bankruptcy.

(p) At March 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(q) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(r) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(s)  Negligible market value.

(t) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(u) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at March 31, 2010.

(v) At March 31, 2010, investments in securities included securities valued at $184,257 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(w) At March 31, 2010, the cost of securities for federal income tax purposes was approximately $569,596,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                        $109,580,000
     Unrealized depreciation                          (8,719,000)
     -----------------------------------------------------------
     Net unrealized appreciation                    $100,861,000
     -----------------------------------------------------------




--------------------------------------------------------------------------------
30  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.


--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  31

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

                                               FAIR VALUE AT MARCH 31, 2010
                             ----------------------------------------------------------------
                                  LEVEL 1           LEVEL 2
                               QUOTED PRICES         OTHER          LEVEL 3
                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                  IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)             $430,419,073               $--            $--     $430,419,073
  Other(a)                               75                --             --               75
---------------------------------------------------------------------------------------------
Total Equity Securities         430,419,148                --             --      430,419,148
---------------------------------------------------------------------------------------------
Bonds
  Foreign Government
    Obligations &
    Agencies                             --         5,004,112             --        5,004,112
  U.S. Government
    Obligations &
    Agencies                     20,482,084        13,471,071             --       33,953,155
  Asset-Backed Securities                --        23,274,633      1,065,732       24,340,365
  Commercial Mortgage-
    Backed Securities                    --        20,279,292             --       20,279,292
  Residential Mortgage-
    Backed Securities                    --        63,342,888         15,764       63,358,652
  Corporate Debt
    Securities                           --        77,618,358             --       77,618,358
---------------------------------------------------------------------------------------------
Total Bonds                      20,482,084       202,990,354      1,081,496      224,553,934
---------------------------------------------------------------------------------------------
Other
  Senior Loans                           --         2,254,854             --        2,254,854
  Affiliated Money Market
    Fund(b)                      12,211,470                --             --       12,211,470
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(c)                       1,017,945                --             --        1,017,945
---------------------------------------------------------------------------------------------
Total Other                      13,229,415         2,254,854             --       15,484,269
---------------------------------------------------------------------------------------------
Investments in Securities       464,130,647       205,245,208      1,081,496      670,457,351
Other Financial
  Instruments(d)                      7,903            50,627             --           58,530
---------------------------------------------------------------------------------------------
Total                          $464,138,550      $205,295,835     $1,081,496     $670,515,881
---------------------------------------------------------------------------------------------


(a)  Industry classifications are identified in the Portfolio of Investments.


--------------------------------------------------------------------------------
32  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(b) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(d) Other Financial Instruments are derivative instruments. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                      RESIDENTIAL
                                    ASSET-BACKED    MORTGAGE-BACKED
                                     SECURITIES        SECURITIES         TOTAL
---------------------------------------------------------------------------------
Balance as of Sept. 30, 2009           $975,948         $100,000       $1,075,948
  Accrued discounts/premiums            (29,685)              --          (29,685)
  Realized gain (loss)                   51,663               71           51,734
  Change in unrealized
    appreciation (depreciation)*       (104,476)          16,735          (87,741)
  Net purchases (sales)                 172,282           (8,733)         163,549
  Transfers in and/or out of
    Level 3                                  --          (92,309)         (92,309)
---------------------------------------------------------------------------------
Balance as of March 31, 2010         $1,065,732          $15,764       $1,081,496
---------------------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2010 was $(49,012), which is comprised of Asset-Backed Securities of $(65,746) and Residential Mortgage-Backed Securities of $16,734.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  33

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MARCH 31, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $556,366,239)             $  657,227,936
  Affiliated money market fund (identified cost $12,211,470)           12,211,470
  Investments of cash collateral received for securities on loan
    (identified cost $1,017,945)                                        1,017,945
---------------------------------------------------------------------------------
Total investments in securities (identified cost $569,595,654)        670,457,351
Foreign currency holdings (identified cost $11,225)                        11,225
Capital shares receivable                                                 160,001
Dividends and accrued interest receivable                               2,455,324
Receivable for investment securities sold                              18,648,489
Variation margin receivable on futures contracts                           13,219
Other receivables                                                         115,701
Other assets                                                                3,553
---------------------------------------------------------------------------------
Total assets                                                          691,864,863
---------------------------------------------------------------------------------
LIABILITIES
Options contracts written, at value (premiums received $32,811)            50,627
Forward sale commitments, at value (proceeds receivable
  $1,034,961)                                                           1,027,500
Disbursements in excess of cash                                             4,443
Capital shares payable                                                    435,670
Payable for investment securities purchased                            43,082,040
Payable upon return of securities loaned                                1,017,945
Accrued investment management services fees                                 9,379
Accrued distribution fees                                                 250,187
Accrued transfer agency fees                                                2,725
Accrued administrative services fees                                        1,042
Accrued plan administration services fees                                  20,095
Other accrued expenses                                                    144,454
---------------------------------------------------------------------------------
Total liabilities                                                      46,046,107
---------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $  645,818,756
---------------------------------------------------------------------------------



--------------------------------------------------------------------------------
34  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REPRESENTED BY
Capital stock -- $.01 par value                                    $      684,706
Additional paid-in capital                                          1,437,286,357
Undistributed net investment income                                       374,256
Accumulated net realized gain (loss)                                 (893,392,654)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          100,866,091
---------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $  645,818,756
---------------------------------------------------------------------------------
*Value of securities on loan                                       $      997,586
---------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $570,031,640           60,419,379                       $9.43(1)
Class B          $ 17,254,028            1,839,381                       $9.38
Class C          $  9,709,695            1,037,247                       $9.36
Class R2         $     37,912                4,013                       $9.45
Class R4         $ 48,775,568            5,169,499                       $9.44
Class R5         $      9,913                1,051                       $9.43
------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $10.01. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  35

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $ 4,653,367
Interest                                                             4,525,551
Income distributions from affiliated money market fund                  31,664
Income from securities lending -- net                                    9,213
  Less foreign taxes withheld                                          (13,511)
------------------------------------------------------------------------------
Total income                                                         9,206,284
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                  1,717,091
Distribution fees
  Class A                                                              708,433
  Class B                                                               86,664
  Class C                                                               47,864
  Class R2                                                                 137
Transfer agency fees
  Class A                                                              477,269
  Class B                                                               16,005
  Class C                                                                8,389
  Class R2                                                                  14
  Class R4                                                              11,648
  Class R5                                                                   3
Administrative services fees                                           188,551
Plan administration services fees
  Class R2                                                                  68
  Class R4                                                              58,243
Compensation of board members                                            9,610
Custodian fees                                                          32,850
Printing and postage                                                    37,805
Registration fees                                                       30,520
Professional fees                                                        8,862
Other                                                                   27,652
------------------------------------------------------------------------------
Total expenses                                                       3,467,678
------------------------------------------------------------------------------
Investment income (loss) -- net                                      5,738,606
------------------------------------------------------------------------------



--------------------------------------------------------------------------------
36  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $12,637,435
  Foreign currency transactions                                         (1,669)
  Futures contracts                                                   (186,078)
  Swap transactions                                                        672
------------------------------------------------------------------------------
Net realized gain (loss) on investments                             12,450,360
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                34,163,576
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               46,613,936
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $52,352,542
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  37

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                     MARCH 31, 2010  SEPT. 30, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  5,738,606   $  16,105,207
Net realized gain (loss) on investments                                  12,450,360    (147,181,973)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     34,163,576     114,947,691
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          52,352,542     (16,129,075)
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (6,014,525)    (15,558,922)
    Class B                                                                (119,213)       (451,554)
    Class C                                                                 (67,474)        (73,760)
    Class R2                                                                   (267)           (150)
    Class R4                                                               (528,473)     (1,316,620)
    Class R5                                                                   (132)            (32)
---------------------------------------------------------------------------------------------------
Total distributions                                                      (6,730,084)    (17,401,038)
---------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
38  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                     MARCH 31, 2010  SEPT. 30, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $  6,195,764   $  15,583,418
  Class B shares                                                            744,059       1,936,665
  Class C shares                                                            379,365         918,215
  Class R2 shares                                                             6,828           3,274
  Class R4 shares                                                         3,835,383       6,150,716
  Class R5 shares                                                                --           2,501
Fund merger (Note 11)
  Class A shares                                                                N/A      32,652,478
  Class B shares                                                                N/A         983,753
  Class C shares                                                                N/A       6,350,291
  Class R2 shares                                                               N/A         114,012
  Class R5 shares                                                               N/A           7,904
Reinvestment of distributions at net asset value
  Class A shares                                                          5,219,444      13,588,045
  Class B shares                                                            115,614         441,333
  Class C shares                                                             54,831          64,987
  Class R2 shares                                                                59              88
  Class R4 shares                                                           528,457       1,316,581
  Class R5 shares                                                                98              14
Conversions from Class B to Class A
  Class A shares                                                            171,382       3,743,806
  Class B shares                                                           (171,382)     (3,743,806)
Payments for redemptions
  Class A shares                                                        (49,314,773)   (101,991,107)
  Class B shares                                                         (2,329,536)     (6,370,354)
  Class C shares                                                           (859,081)     (1,525,009)
  Class R2 shares                                                           (93,274)            (30)
  Class R4 shares                                                        (4,310,479)     (7,809,628)
  Class R5 shares                                                            (1,593)             --
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (39,828,834)    (37,581,853)
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   5,793,624     (71,111,966)
Net assets at beginning of period                                       640,025,132     711,137,098
---------------------------------------------------------------------------------------------------
Net assets at end of period                                            $645,818,756   $ 640,025,132
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $    374,256   $   1,365,734
---------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  39

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                       YEAR ENDED SEPT. 30,
CLASS A                                             MARCH 31, 2010       -----------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007        2006        2005
Net asset value, beginning of period                     $8.79           $9.06       $11.46      $10.52       $9.84      $9.25
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .08             .22          .30         .26         .24        .21
Net gains (losses) (both realized and
 unrealized)                                               .66            (.25)       (2.42)        .95         .68        .61
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .74            (.03)       (2.12)       1.21         .92        .82
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.10)           (.24)        (.28)       (.27)       (.24)      (.23)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.43           $8.79        $9.06      $11.46      $10.52      $9.84
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.43%            .12%      (18.73%)     11.57%       9.46%      8.86%
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.06%(b)        1.02%         .95%       1.07%       1.01%      1.03%
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.82%(b)        2.90%        2.86%       2.31%       2.42%      2.13%
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                                            $570            $567         $634        $929        $959       $990
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                 92%            189%         105%        124%        126%       130%
------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
40  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                       YEAR ENDED SEPT. 30,
CLASS B                                             MARCH 31, 2010       -----------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007        2006        2005
Net asset value, beginning of period                     $8.74           $9.01       $11.39      $10.45       $9.78      $9.19
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05             .16          .22         .17         .16        .14
Net gains (losses) (both realized and
 unrealized)                                               .65            (.25)       (2.40)        .95         .67        .59
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .70            (.09)       (2.18)       1.12         .83        .73
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.06)           (.18)        (.20)       (.18)       (.16)      (.14)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.38           $8.74        $9.01      $11.39      $10.45      $9.78
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.07%           (.68%)     (19.35%)     10.78%       8.54%      8.02%
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.83%(b)        1.78%        1.71%       1.84%       1.78%      1.81%
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.05%(b)        2.17%        2.10%       1.53%       1.63%      1.35%
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                                             $17             $18          $26         $52         $70        $81
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                 92%            189%         105%        124%        126%       130%
------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  41

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                       YEAR ENDED SEPT. 30,
CLASS C                                             MARCH 31, 2010       -----------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007        2006        2005
Net asset value, beginning of period                     $8.72           $8.99       $11.38      $10.44       $9.77      $9.19
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05             .15          .22         .17         .16        .14
Net gains (losses) (both realized and
 unrealized)                                               .65            (.24)       (2.41)        .96         .67        .59
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .70            (.09)       (2.19)       1.13         .83        .73
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.06)           (.18)        (.20)       (.19)       (.16)      (.15)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.36           $8.72        $8.99      $11.38      $10.44      $9.77
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.10%           (.65%)     (19.41%)     10.86%       8.58%      7.97%
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.82%(b)        1.78%        1.71%       1.82%       1.78%      1.81%
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.06%(b)        1.90%        2.11%       1.57%       1.61%      1.35%
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                                             $10              $9           $4          $5          $4         $3
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                 92%            189%         105%        124%        126%       130%
------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
42  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED
CLASS R2                                            MARCH 31, 2010           YEAR ENDED
PER SHARE DATA                                        (UNAUDITED)        SEPT. 30, 2009(d)
Net asset value, beginning of period                     $8.78                 $8.42
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .06                   .01
Net gains (losses) (both realized
 and unrealized)                                           .67                   .40
------------------------------------------------------------------------------------------
Total from investment operations                           .73                   .41
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.06)                 (.05)
------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.45                 $8.78
------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.37%                 4.92%
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.42%(b)              1.44%(b)
------------------------------------------------------------------------------------------
Net investment income (loss)                             1.35%(b)              1.03%(b)
------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                                             $--                   $--
------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                 92%                  189%
------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  43

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                       YEAR ENDED SEPT. 30,
CLASS R4                                            MARCH 31, 2010       -----------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007        2006        2005
Net asset value, beginning of period                     $8.79           $9.06       $11.47      $10.52       $9.84      $9.25
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09             .24          .32         .27         .26        .23
Net gains (losses) (both realized and
 unrealized)                                               .66            (.25)       (2.44)        .96         .68        .60
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .75            (.01)       (2.12)       1.23         .94        .83
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.10)           (.26)        (.29)       (.28)       (.26)      (.24)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.44           $8.79        $9.06      $11.47      $10.52      $9.84
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.61%            .33%      (18.69%)     11.79%       9.65%      9.05%
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .94%(b)         .87%         .86%        .96%        .83%       .87%
------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .94%(b)         .82%         .81%        .94%        .83%       .87%
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.94%(b)        3.10%        3.01%       2.40%       2.57%      2.29%
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                                             $49             $45          $47         $66        $139       $164
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                 92%            189%         105%        124%        126%       130%
------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
44  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED
CLASS R5                                            MARCH 31, 2010           YEAR ENDED
PER SHARE DATA                                        (UNAUDITED)        SEPT. 30, 2009(d)
Net asset value, beginning of period                     $8.79                 $8.42
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10                   .03
Net gains (losses) (both realized
 and unrealized)                                           .65                   .40
------------------------------------------------------------------------------------------
Total from investment operations                           .75                   .43
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.11)                 (.06)
------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.43                 $8.79
------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.62%                 5.14%
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                            .68%(b)               .70%(b)
------------------------------------------------------------------------------------------
Net investment income (loss)                             2.19%(b)              2.23%(b)
------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                                             $--                   $--
------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                 92%                  189%
------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 53% for the six months ended March 31, 2010 and 110% and 86% for the years ended Sept. 30, 2009 and 2008, respectively.
(d) For the period from Aug. 3, 2009 (when shares became publicly available) to Sept. 30, 2009.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF MARCH 31, 2010)

1. ORGANIZATION

RiverSource Balanced Fund (the Fund) is a series of RiverSource Investment Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities.

The Fund offers Class A, Class B, Class C, Class R2, Class R4 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R2, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
46  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC* (RiverSource Investments or the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At March 31, 2010, foreign currency holdings were entirely comprised of Brazil reais.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At March 31, 2010, the Fund has outstanding when-issued securities of $31,070,927 and other forward-commitments of $328,402.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

FORWARD SALE COMMITMENTS
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery

--------------------------------------------------------------------------------
48  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the Notes to Portfolio of Investments.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and paid at the end of the calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment

--------------------------------------------------------------------------------
50  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities. At March 31, 2010, the Fund had no outstanding forward foreign currency contracts.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

OPTION TRANSACTIONS
The Fund may buy and write options traded on any U.S. or foreign exchange, or in the over-the-counter (OTC) market to produce incremental earnings, protect

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

gains, and facilitate buying and selling of securities for investments. The Fund may also buy and sell put and call options and write covered call options on portfolio securities. Options are contracts which entitle the holder to purchase or sell securities or other financial instruments at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC options trades. Cash collateral held or posted by the Fund for such option trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make as a guarantor for written put options. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts.

CREDIT DEFAULT SWAP TRANSACTIONS
The Fund may enter into credit default swap transactions to increase or decrease its credit exposure to an issuer of debt securities, a specific debt security, or an

--------------------------------------------------------------------------------
52  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


index of issuers or debt securities. Additionally, credit default swaps may be used to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the reference obligation or an equivalent cash amount to the protection seller and in exchange, the Fund will receive the notional amount from the seller. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain
(loss). At March 31, 2010, the Fund had no outstanding credit default swap contracts in which the Fund was the purchaser of protection.

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the reference obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. At March 31, 2010, the Fund had no outstanding credit default swap contracts in which the Fund was the seller of protection.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded. Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.


--------------------------------------------------------------------------------
54  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUES OF DERIVATIVE INSTRUMENTS AT MARCH 31, 2010


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Interest rate        Net
  contracts          assets -- unrealiz-
                     ed appreciation on               Options contracts
                     investments            $7,903*   written, at value      $50,627
-------------------------------------------------------------------------------------------
Total                                       $7,903                           $50,627
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 2010

          AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
-------------------------------------------------------------------------------------
RISK EXPOSURE            FORWARD FOREIGN
CATEGORY               CURRENCY CONTRACTS   FUTURES   OPTIONS  SWAPS    TOTAL
-------------------------------------------------------------------------------------
Credit contracts             $    --       $      --    $--     $672  $     672
-------------------------------------------------------------------------------------
Foreign exchange
  contracts                   (9,409)             --     --       --  $  (9,409)
-------------------------------------------------------------------------------------
Interest rate
  contracts                       --        (186,078)    --       --  $(186,078)
-------------------------------------------------------------------------------------
Total                        $(9,409)      $(186,078)   $--     $672  $(194,815)
-------------------------------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------------------
RISK EXPOSURE          FORWARD FOREIGN
CATEGORY             CURRENCY CONTRACTS   FUTURES    OPTIONS   SWAPS     TOTAL
--------------------------------------------------------------------------------------
Credit contracts             $--         $      --  $     --  $(1,227) $  (1,227)
--------------------------------------------------------------------------------------
Foreign exchange
  contracts                   --                --        --       --  $      --
--------------------------------------------------------------------------------------
Interest rate
  contracts                   --          (154,390)  (17,816)      --  $(172,206)
--------------------------------------------------------------------------------------
Total                        $--         $(154,390) $(17,816) $(1,227) $(173,433)
--------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At March 31, 2010, the Fund had no outstanding forward foreign currency contracts. The average gross notional amount for forward foreign contracts opened and closed was $915,000 for the six months ended March 31, 2010.


--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FUTURES
The gross notional amount of long and short contracts outstanding was $6.9 million and $14.8 million, respectively, at March 31, 2010. The monthly average gross notional amounts for long and short contracts were $13.7 million and $17.4 million, respectively, for the six months ended March 31, 2010. The fair value of such contracts on March 31, 2010 is set forth in the table above.

SWAPS
At March 31, 2010, the Fund had no outstanding swap contracts. The monthly average gross notional amount for these contracts was $100,000 for the six months ended March 31, 2010.

OPTIONS
The gross notional amount of contracts outstanding was $10.5 million at March 31, 2010. The monthly average gross notional amount for these contracts was $2.4 million for the six months ended March 31, 2010. The fair value of such contracts on March 31, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.53% to 0.35% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Balanced Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.08% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $20,265 for the six months ended March 31, 2010. The management fee for the six months ended March 31, 2010 was 0.54% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended March 31, 2010 was 0.06% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
56  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2010, other expenses paid to this company were $2,653.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R4 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

In connection with the acquisition of the Seligman Income and Growth Fund (see
Note 11), the Fund assumed the assets and obligations of the Seligman Income and Growth Fund, which, together with certain other associated investment companies (together, the Guarantors), has severally, but not jointly, guaranteed the performance and observance of all terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent of the Seligman Income and Growth Fund, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At March 31, 2010, the Fund's total potential future obligation over the life of the Guaranty is $53,522.

* Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  57

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Seligman Income and Growth Fund expensed $28,125 related to the Guaranty prior to acquisition by the Fund. This amount is included within other accrued expenses in the Fund's Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund's ownership interest in SDC at March 31, 2010 is included in other assets in the Statement of Assets and Liabilities at cost of $3,553.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.* (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $721,000 and $32,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

* Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as Columbia Management Investment Distributors, Inc.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $96,600 for Class A, $8,266 for Class B and $276 for Class C for the six months ended March 31, 2010.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations, but including mortgage dollar rolls) aggregated $599,215,108 and $623,328,645, respectively, for the six months ended March 31, 2010. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
58  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED     YEAR ENDED
                                       MARCH 31, 2010   SEPT. 30, 2009*
-----------------------------------------------------------------------
CLASS A
Sold                                        680,296         2,056,909
Fund merger                                     N/A         3,790,662
Converted from Class B**                     18,780           449,406
Reinvested distributions                    570,867         1,777,237
Redeemed                                 (5,416,937)      (13,474,496)
-----------------------------------------------------------------------
Net increase (decrease)                  (4,146,994)       (5,400,282)
-----------------------------------------------------------------------

CLASS B
Sold                                         82,218           258,491
Fund merger                                     N/A           114,844
Reinvested distributions                     12,770            58,575
Converted to Class A**                      (18,897)         (452,665)
Redeemed                                   (257,964)         (855,109)
-----------------------------------------------------------------------
Net increase (decrease)                    (181,873)         (875,864)
-----------------------------------------------------------------------

CLASS C
Sold                                         42,042           120,181
Fund merger                                     N/A           742,811
Reinvested distributions                      6,068             8,485
Redeemed                                    (94,979)         (204,144)
-----------------------------------------------------------------------
Net increase (decrease)                     (46,869)          667,333
-----------------------------------------------------------------------

CLASS R2
Sold                                            755               387
Fund merger                                     N/A            13,244
Reinvested distributions                          6                10
Redeemed                                    (10,386)               (3)
-----------------------------------------------------------------------
Net increase (decrease)                      (9,625)           13,638
-----------------------------------------------------------------------

CLASS R4
Sold                                        421,403           816,184
Reinvested distributions                     57,754           172,015
Redeemed                                   (474,502)       (1,032,500)
-----------------------------------------------------------------------
Net increase (decrease)                       4,655           (44,301)
-----------------------------------------------------------------------



--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  59

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                                      SIX MONTHS ENDED     YEAR ENDED
                                       MARCH 31, 2010   SEPT. 30, 2009*
-----------------------------------------------------------------------
CLASS R5
Sold                                             --               297
Fund merger                                     N/A               918
Reinvested distributions                         11                 2
Redeemed                                       (177)               --
-----------------------------------------------------------------------
Net increase (decrease)                        (166)            1,217
-----------------------------------------------------------------------


 * Class R2 and Class R5 are for the period from Aug. 3, 2009 (when shares became publicly available) to Sept. 30, 2009.
** Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2010, securities valued at $997,586 were on loan, secured by cash collateral of $1,017,945 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.


--------------------------------------------------------------------------------
60  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $9,213 earned from securities lending for the six months ended March 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written during the six months ended March 31, 2010, are as follows:

                                                     CALLS
                                              CONTRACTS  PREMIUMS
-----------------------------------------------------------------
Balance Sept. 30, 2009                               --   $    --
Opened                                        9,810,000    32,811
-----------------------------------------------------------------
Balance March 31, 2010                        9,810,000   $32,811
-----------------------------------------------------------------


9. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $90,072,865 and $128,413,389, respectively, for the six months ended March 31, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at March 31, 2010, can be found in the Portfolio of Investments.

10. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  61

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended March 31, 2010.

11. FUND MERGER

At the close of business on Aug. 28, 2009, RiverSource Balanced Fund acquired the assets and assumed the identified liabilities of Seligman Income and Growth Fund. The reorganization was completed after shareholders approved the plan on June 2, 2009.

The aggregate net assets of RiverSource Balanced Fund immediately before the acquisition were $595,790,887 and the combined net assets immediately after the acquisition were $635,899,325.

The merger was accomplished by a tax-free exchange of 4,464,028 shares of Seligman Income and Growth Fund valued at $40,108,438.

In exchange for the Seligman Income and Growth Fund shares and net assets, RiverSource Balanced Fund issued the following number of shares:

                                                      SHARES
-------------------------------------------------------------
Class A...........................................  3,790,662
Class B...........................................    114,844
Class C...........................................    742,811
Class R2..........................................     13,244
Class R5..........................................        918


The components of Seligman Income and Growth Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

                                                              ACCUMULATED     UNDISTRIBUTED
                        TOTAL       CAPITAL     UNREALIZED        NET              NET
                      NET ASSETS     STOCK     APPRECIATION  REALIZED LOSS  INVESTMENT INCOME
---------------------------------------------------------------------------------------------
Seligman Income
and Growth Fund      $40,108,438  $75,569,725   $1,029,733    $(36,494,245)       $3,225




--------------------------------------------------------------------------------
62  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


12. LEHMAN BROTHERS HOLDINGS INC. EQUITY-LINKED NOTES

Prior to the fund merger on Aug. 28, 2009 (Note 11), Seligman Income and Growth Fund invested in two equity-linked note (notes) to which Lehman Brothers Holdings Inc. (Lehman Brothers) was the counterparty. The notes (each with a principal amount of $348,000) went into default as of their respective maturity dates, Sept. 14, 2008 and Oct. 2, 2008. Lehman Brothers filed a Chapter 11 bankruptcy petition on Sept. 15, 2008, and as such, it is likely that the Fund will receive less than the maturity value of the notes (amounting to an aggregate of $489,740) pending the outcome of the bankruptcy proceedings. The Fund has recorded a receivable balance for each note based on the estimated amount recoverable at the maturity date of each, and has recognized a loss for each note equal to the difference between its cost and the estimated amount recoverable at maturity. The receivable balances are presented as Other receivables in the Statement of Assets and Liabilities. The receivable balances are marked-to-market daily by the Investment Manager at an estimate of the amount recoverable based on the maturity value of the notes discounted by the observable price of Lehman Brothers senior notes. Any changes in mark-to-market are recorded as a component of interest income in the Statement of Operations. At March 31, 2010, the aggregate value of the receivable balances was $115,701 which represented 0.02% of the Fund's net assets.

13. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures and options contracts, foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, re-characterization of real estate investment trust distributions, investments in partnerships, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $758,123,866 at Sept. 30, 2009, that if not offset by capital gains will expire as follows:

    2010            2011            2012          2015           2016           2017
$294,910,141    $368,676,980    $24,886,878    $8,027,521    $22,923,709    $38,698,637




--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  63

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

RiverSource Balanced Fund acquired $31,114,959 of capital loss carry-overs in connection with the Seligman Income and Growth Fund merger (Note 11). The yearly utilization of the acquired capital losses is limited by the Internal Revenue Code. For the year ended Sept. 30, 2009, $5,083,265 of capital loss carry-over expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Sept. 30, 2009, the Fund had a post-October loss of $130,328,114 that is treated for income tax purposes as occurring on Oct. 1, 2009.

14. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

15. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery.

--------------------------------------------------------------------------------
64  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  65

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
66  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT  67

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
68  RIVERSOURCE BALANCED FUND -- 2010 SEMIANNUAL REPORT

RIVERSOURCE BALANCED FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(RIVERSOURCE INVESTMENTS LOGO)  rights reserved.                                                  S-6335 AC (5/10)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
DISCIPLINED LARGE CAP GROWTH FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MARCH 31, 2010


RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND SEEKS
TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL
GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    7

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   22

Statement of Operations............   23

Statements of Changes in Net
  Assets...........................   25

Financial Highlights...............   27

Notes to Financial Statements......   36

Proxy Voting.......................   52




--------------------------------------------------------------------------------
2  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Disciplined Large Cap Growth Fund (the Fund) Class A shares increased 14.20% (excluding sales charge) for the six months ended March 31, 2010.

> The Fund outperformed the Russell 1000(R) Growth Index, which increased 12.96% during the same period.

> The Fund also outperformed the Lipper Large-Cap Growth Funds Index, representing the Fund's peer group, which rose 11.88%.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2010)
--------------------------------------------------------------------------------


                                                             SINCE
                                                           INCEPTION
                                       6 MONTHS*   1 YEAR   5/17/07
--------------------------------------------------------------------
RiverSource Disciplined Large Cap
  Growth Fund
  Class A (excluding sales charge)      +14.20%   +51.33%    -5.08%
--------------------------------------------------------------------
Russell 1000 Growth Index(1)
  (unmanaged)                           +12.96%   +49.75%    -2.93%
--------------------------------------------------------------------
Lipper Large-Cap Growth Funds
  Index(2)                              +11.88%   +50.04%    -3.14%
--------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Russell 1000 Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Large-Cap Growth Funds Index includes the 30 largest large cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2010
                                                             SINCE
Without sales charge                   6 MONTHS*   1 YEAR  INCEPTION
Class A (inception 5/17/07)             +14.20%   +51.33%    -5.08%
--------------------------------------------------------------------
Class B (inception 5/17/07)             +13.86%   +50.27%    -5.76%
--------------------------------------------------------------------
Class C (inception 5/17/07)             +13.86%   +50.27%    -5.78%
--------------------------------------------------------------------
Class I (inception 5/17/07)             +14.37%   +52.15%    -4.64%
--------------------------------------------------------------------
Class R2 (inception 5/17/07)            +14.09%   +50.99%    -5.25%
--------------------------------------------------------------------
Class R3 (inception 5/17/07)            +14.18%   +51.30%    -5.00%
--------------------------------------------------------------------
Class R4 (inception 5/17/07)            +14.34%   +51.52%    -4.85%
--------------------------------------------------------------------
Class R5 (inception 5/17/07)            +14.47%   +52.09%    -4.68%
--------------------------------------------------------------------
Class W (inception 8/1/08)              +14.35%   +51.66%    -0.99%
--------------------------------------------------------------------

With sales charge
Class A (inception 5/17/07)              +7.63%   +42.63%    -7.01%
--------------------------------------------------------------------
Class B (inception 5/17/07)              +8.86%   +45.27%    -6.75%
--------------------------------------------------------------------
Class C (inception 5/17/07)             +12.86%   +49.27%    -5.78%
--------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.


--------------------------------------------------------------------------------
4  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                    X     LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

SECTOR BREAKDOWN(1) (at March 31, 2010)
---------------------------------------------------------------------

Consumer Discretionary                     10.6%
------------------------------------------------
Consumer Staples                            9.7%
------------------------------------------------
Energy                                      8.8%
------------------------------------------------
Financials                                 10.1%
------------------------------------------------
Health Care                                16.9%
------------------------------------------------
Industrials                                10.8%
------------------------------------------------
Information Technology                     25.8%
------------------------------------------------
Materials                                   4.3%
------------------------------------------------
Telecommunication Services                  0.2%
------------------------------------------------
Utilities                                   1.3%
------------------------------------------------
Other(2)                                    1.5%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at March 31, 2010)
---------------------------------------------------------------------

Apple, Inc.                                 5.2%
------------------------------------------------
Exxon Mobil Corp.                           4.8%
------------------------------------------------
Wells Fargo & Co.                           4.1%
------------------------------------------------
Johnson & Johnson                           3.8%
------------------------------------------------
Goldman Sachs Group, Inc.                   2.9%
------------------------------------------------
Merck & Co., Inc.                           2.5%
------------------------------------------------
Google, Inc., Class A                       2.1%
------------------------------------------------
Hewlett-Packard Co.                         2.0%
------------------------------------------------
Abbott Laboratories                         1.7%
------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.        1.6%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 OCT. 1, 2009  MARCH 31, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,142.00        $ 6.30         1.18%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.05        $ 5.94         1.18%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,138.60        $10.34         1.94%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.26        $ 9.75         1.94%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,138.60        $10.29         1.93%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.31        $ 9.70         1.93%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,143.70        $ 3.69          .69%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.49        $ 3.48          .69%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,140.90        $ 7.90         1.48%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.55        $ 7.44         1.48%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,141.80        $ 6.57         1.23%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.80        $ 6.19         1.23%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,143.40        $ 5.34         1.00%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.95        $ 5.04         1.00%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,144.70        $ 3.90          .73%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.29        $ 3.68          .73%
-------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
8  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 OCT. 1, 2009  MARCH 31, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class W
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,143.50        $ 6.09         1.14%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.25        $ 5.74         1.14%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2010: +14.20% for Class A, +13.86% for Class B, +13.86% for Class C, +14.37% for Class I, +14.09% for Class R2, +14.18% for Class R3, +14.34% for Class R4, +14.47%
    for Class R5 and +14.35% for Class W.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MARCH 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (5.0%)
Alliant Techsystems, Inc.                                 7,321(b,d)         $595,197
BE Aerospace, Inc.                                       31,145(b,d)          948,365
General Dynamics Corp.                                   69,798             5,388,406
Goodrich Corp.                                            5,009               353,235
ITT Corp.                                                17,131               918,393
Lockheed Martin Corp.                                    57,256(d)          4,764,844
Northrop Grumman Corp.                                   53,737(d)          3,523,535
Precision Castparts Corp.                                 7,357               932,205
Raytheon Co.                                             61,080(d)          3,488,890
Rockwell Collins, Inc.                                   10,374               649,309
Spirit AeroSystems Holdings, Inc., Class A               38,086(b,d)          890,451
The Boeing Co.                                          155,154(d)         11,265,732
United Technologies Corp.                                69,030(d)          5,081,298
                                                                      ---------------
Total                                                                      38,799,860
-------------------------------------------------------------------------------------

AIRLINES (0.5%)
AMR Corp.                                                66,232(b,d)          603,374
Continental Airlines, Inc., Class B                      29,298(b)            643,677
Delta Air Lines, Inc.                                    94,682(b)          1,381,410
Southwest Airlines Co.                                   97,527             1,289,307
                                                                      ---------------
Total                                                                       3,917,768
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Gentex Corp.                                              7,225(d)            140,310
The Goodyear Tire & Rubber Co.                           51,678(b)            653,210
TRW Automotive Holdings Corp.                            26,759(b)            764,772
                                                                      ---------------
Total                                                                       1,558,292
-------------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Harley-Davidson, Inc.                                    58,161(d)          1,632,579
Thor Industries, Inc.                                    17,517(d)            529,189
                                                                      ---------------
Total                                                                       2,161,768
-------------------------------------------------------------------------------------

BEVERAGES (2.6%)
Brown-Forman Corp., Class B                              12,201               725,349
Coca-Cola Enterprises, Inc.                              46,840             1,295,594
Hansen Natural Corp.                                     14,389(b)            624,195
Molson Coors Brewing Co., Class B                        13,870               583,372
PepsiCo, Inc.                                           167,764            11,099,267
The Coca-Cola Co.                                       106,462             5,855,410
                                                                      ---------------
Total                                                                      20,183,187
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.4%)
Amgen, Inc.                                             156,651(b)          9,361,464
Biogen Idec, Inc.                                        11,701(b)            671,169
Cephalon, Inc.                                           15,670(b,d)        1,062,113
                                                                      ---------------
Total                                                                      11,094,746
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco Corp.                                              58,975(d)            915,292
-------------------------------------------------------------------------------------

CAPITAL MARKETS (4.4%)
Franklin Resources, Inc.                                 47,735             5,293,812
Morgan Stanley                                          120,947(d)          3,542,538
State Street Corp.                                       61,502(d)          2,776,200
The Goldman Sachs Group, Inc.                           128,050            21,849,171
                                                                      ---------------
Total                                                                      33,461,721
-------------------------------------------------------------------------------------

CHEMICALS (1.1%)
Ashland, Inc.                                            51,591             2,722,457
Celanese Corp., Series A                                 29,303               933,301
CF Industries Holdings, Inc.                              5,363               488,998
EI du Pont de Nemours & Co.                              40,686             1,515,147
Lubrizol Corp.                                           18,728(d)          1,717,732
PPG Industries, Inc.                                      7,713(d)            504,430
Terra Industries, Inc.                                   11,934               546,100
                                                                      ---------------
Total                                                                       8,428,165
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

COMMERCIAL BANKS (4.0%)
Wells Fargo & Co.                                     1,000,294           $31,129,149
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Avery Dennison Corp.                                     24,982               909,595
Corrections Corp of America                              31,666(b,d)          628,887
Pitney Bowes, Inc.                                       15,980(d)            390,711
RR Donnelley & Sons Co.                                 128,657             2,746,826
                                                                      ---------------
Total                                                                       4,676,019
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.0%)
Ciena Corp.                                              39,213(b,d)          597,606
Cisco Systems, Inc.                                     265,558(b)          6,912,474
F5 Networks, Inc.                                         9,726(b)            598,246
JDS Uniphase Corp.                                      100,571(b)          1,260,155
Motorola, Inc.                                          909,883(b)          6,387,379
                                                                      ---------------
Total                                                                      15,755,860
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (11.9%)
Apple, Inc.                                             168,920(b)         39,684,375
Dell, Inc.                                              571,451(b)          8,577,480
EMC Corp.                                               186,448(b,d)        3,363,522
Hewlett-Packard Co.                                     282,159            14,996,751
IBM Corp.                                                64,697(d)          8,297,390
NCR Corp.                                                90,677(b,d)        1,251,343
NetApp, Inc.                                             94,934(b)          3,091,051
QLogic Corp.                                             32,137(b,d)          652,381
SanDisk Corp.                                            45,033(b,d)        1,559,493
Seagate Technology                                      279,272(b,c,d)      5,099,507
Western Digital Corp.                                   127,159(b)          4,957,929
                                                                      ---------------
Total                                                                      91,531,222
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.8%)
Fluor Corp.                                              56,330(d)          2,619,908
Jacobs Engineering Group, Inc.                           42,971(b,d)        1,941,859
KBR, Inc.                                                21,760               482,202
The Shaw Group, Inc.                                     12,500(b)            430,250
URS Corp.                                                14,726(b)            730,557
                                                                      ---------------
Total                                                                       6,204,776
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.5%)
American Express Co.                                     69,500             2,867,570
SLM Corp.                                                62,081(b,d)          777,254
                                                                      ---------------
Total                                                                       3,644,824
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Crown Holdings                                           21,634(b)            583,253
Pactiv Corp.                                             25,593(b)            644,431
                                                                      ---------------
Total                                                                       1,227,684
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
H&R Block, Inc.                                          35,371(d)            629,604
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.7%)
Exelon Corp.                                            115,336(d)          5,052,870
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.7%)
Emerson Electric Co.                                     63,173             3,180,128
Hubbell, Inc., Class B                                    7,572(d)            381,856
Rockwell Automation, Inc.                                25,571(d)          1,441,182
                                                                      ---------------
Total                                                                       5,003,166
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.2%)
Agilent Technologies, Inc.                              110,367(b,d)        3,795,522
Corning, Inc.                                           176,378             3,564,599
Jabil Circuit, Inc.                                      74,617             1,208,049
Vishay Intertechnology, Inc.                             27,048(b,d)          276,701
                                                                      ---------------
Total                                                                       8,844,871
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.8%)
Atwood Oceanics, Inc.                                    20,938(b,d)          725,083
Baker Hughes, Inc.                                       46,252(d)          2,166,445
Diamond Offshore Drilling, Inc.                          13,906(d)          1,234,992
Dresser-Rand Group, Inc.                                 18,909(b,d)          594,121
Ensco International PLC, ADR                             20,568(c)            921,035
FMC Technologies, Inc.                                   20,762(b,d)        1,341,848
Halliburton Co.                                          44,854             1,351,451
Helmerich & Payne, Inc.                                  16,030               610,422
Noble Corp.                                              16,576(b,c,d)        693,208
Patterson-UTI Energy, Inc.                               60,389(d)            843,634
Pride International, Inc.                                33,734(b,d)        1,015,731
Rowan Companies, Inc.                                    39,585(b,d)        1,152,319
Smith International, Inc.                                17,032               729,310
Unit Corp.                                               10,680(b,d)          451,550
                                                                      ---------------
Total                                                                      13,831,149
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

FOOD & STAPLES RETAILING (3.9%)
BJ's Wholesale Club, Inc.                                14,686(b,d)         $543,235
CVS Caremark Corp.                                      141,235             5,163,552
SYSCO Corp.                                              70,228(d)          2,071,726
The Kroger Co.                                          192,528             4,170,156
Walgreen Co.                                            173,558             6,437,266
Wal-Mart Stores, Inc.                                   145,059             8,065,281
Whole Foods Market, Inc.                                102,547(b,d)        3,707,074
                                                                      ---------------
Total                                                                      30,158,290
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.8%)
Archer-Daniels-Midland Co.                               87,701             2,534,560
Dean Foods Co.                                           52,867(b,d)          829,483
Green Mountain Coffee Roasters, Inc.                     10,005(b)            968,684
Sara Lee Corp.                                          150,310             2,093,818
                                                                      ---------------
Total                                                                       6,426,545
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
Becton Dickinson and Co.                                 28,848             2,271,203
Hill-Rom Holdings, Inc.                                  23,743(d)            646,047
Hospira, Inc.                                            11,143(b)            631,251
Intuitive Surgical, Inc.                                 10,333(b,d)        3,597,228
Kinetic Concepts, Inc.                                   15,331(b,d)          732,975
Medtronic, Inc.                                          55,628             2,504,929
Stryker Corp.                                            26,927             1,540,763
Varian Medical Systems, Inc.                             11,374(b,d)          629,323
                                                                      ---------------
Total                                                                      12,553,719
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (5.3%)
Aetna, Inc.                                             160,770             5,644,634
AmerisourceBergen Corp.                                  42,139             1,218,660
Cardinal Health, Inc.                                    70,533(d)          2,541,304
CIGNA Corp.                                             215,072             7,867,333
Coventry Health Care, Inc.                               53,512(b,d)        1,322,817
Health Management Associates, Inc., Class A              95,431(b,d)          820,707
Health Net, Inc.                                         15,303(b,d)          380,586
Humana, Inc.                                             42,366(b)          1,981,458
Lincare Holdings, Inc.                                   15,184(b,d)          681,458
McKesson Corp.                                           22,033             1,448,009
MEDNAX, Inc.                                             10,447(b,d)          607,911
Omnicare, Inc.                                           26,057(d)            737,153
Tenet Healthcare Corp.                                  110,064(b)            629,566
UnitedHealth Group Inc.                                  85,509             2,793,578
Universal Health Services, Inc., Class B                 20,429               716,854
WellPoint, Inc.                                         173,970(b)         11,200,188
                                                                      ---------------
Total                                                                      40,592,216
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.3%)
Brinker International, Inc.                              50,664(d)            976,802
Darden Restaurants, Inc.                                 15,763               702,084
International Game Technology                             8,903(d)            164,260
Las Vegas Sands Corp.                                   111,535(b,d)        2,358,965
MGM Mirage                                               51,056(b,d)          612,672
Royal Caribbean Cruises Ltd.                             63,081(b,d)        2,081,042
Starbucks Corp.                                         245,392(b)          5,955,665
Starwood Hotels & Resorts Worldwide, Inc.                46,183(d)          2,153,975
Wyndham Worldwide Corp.                                  93,291             2,400,377
                                                                      ---------------
Total                                                                      17,405,842
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
Garmin Ltd.                                              79,721(c,d)        3,067,663
Harman International Industries, Inc.                    31,361(b)          1,467,068
MDC Holdings, Inc.                                       17,193(d)            595,050
Newell Rubbermaid, Inc.                                  84,846             1,289,659
NVR, Inc.                                                   595(b,d)          432,268
Pulte Homes, Inc.                                        66,947(b,d)          753,154
                                                                      ---------------
Total                                                                       7,604,862
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.9%)
Kimberly-Clark Corp.                                     22,215             1,396,879
The Procter & Gamble Co.                                 84,542             5,348,973
                                                                      ---------------
Total                                                                       6,745,852
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Constellation Energy Group, Inc.                         73,508             2,580,866
The AES Corp.                                           146,580(b)          1,612,380
                                                                      ---------------
Total                                                                       4,193,246
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

INDUSTRIAL CONGLOMERATES (0.9%)
3M Co.                                                   58,334            $4,874,973
McDermott International, Inc.                            47,484(b)          1,278,269
Tyco International Ltd.                                  12,557(c)            480,305
                                                                      ---------------
Total                                                                       6,633,547
-------------------------------------------------------------------------------------

INSURANCE (1.2%)
AFLAC, Inc.                                              56,970             3,092,901
American International Group, Inc.                        7,631(b,d)          260,522
Prudential Financial, Inc.                               70,588             4,270,574
The Progressive Corp.                                   103,207             1,970,222
                                                                      ---------------
Total                                                                       9,594,219
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Expedia, Inc.                                            54,370             1,357,075
priceline.com, Inc.                                       2,328(b,d)          593,640
                                                                      ---------------
Total                                                                       1,950,715
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (3.1%)
eBay, Inc.                                              252,144(b,d)        6,795,281
Equinix, Inc.                                             4,003(b,d)          389,652
Google, Inc., Class A                                    27,490(b)         15,587,105
IAC/InterActiveCorp.                                     40,791(b)            927,587
                                                                      ---------------
Total                                                                      23,699,625
-------------------------------------------------------------------------------------

IT SERVICES (1.2%)
Cognizant Technology Solutions Corp., Class A            96,797(b)          4,934,711
Convergys Corp.                                          84,034(b,d)        1,030,257
DST Systems, Inc.                                        19,938(d)            826,430
SAIC, Inc.                                               55,829(b)            988,173
Total System Services, Inc.                              75,077(d)          1,175,706
                                                                      ---------------
Total                                                                       8,955,277
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
Pharmaceutical Product Development, Inc.                 25,334(d)            601,683
-------------------------------------------------------------------------------------

MACHINERY (1.9%)
Bucyrus International, Inc.                              22,077(d)          1,456,861
Caterpillar, Inc.                                        56,535(d)          3,553,224
Cummins, Inc.                                            31,992(d)          1,981,903
Deere & Co.                                              22,048             1,310,974
Flowserve Corp.                                           6,171               680,476
Illinois Tool Works, Inc.                                17,946               849,923
Ingersoll-Rand PLC                                       28,248(c)            985,008
Joy Global, Inc.                                         23,791             1,346,571
Navistar International Corp.                             14,864(b,d)          664,867
Parker Hannifin Corp.                                    11,471               742,633
WABCO Holdings, Inc.                                     39,230(b)          1,173,762
                                                                      ---------------
Total                                                                      14,746,202
-------------------------------------------------------------------------------------

MEDIA (1.1%)
News Corp., Class A                                     185,874             2,678,444
Omnicom Group, Inc.                                      16,912(d)            656,355
The McGraw-Hill Companies, Inc.                          43,743(d)          1,559,438
The New York Times Co., Class A                          47,887(b,d)          532,982
Time Warner, Inc.                                        36,541(d)          1,142,637
Viacom, Inc., Class B                                    44,647(b)          1,534,964
                                                                      ---------------
Total                                                                       8,104,820
-------------------------------------------------------------------------------------

METALS & MINING (3.1%)
Alcoa, Inc.                                             325,939(d)          4,641,371
Allegheny Technologies, Inc.                             18,502(d)            998,923
Cliffs Natural Resources, Inc.                            8,117(d)            575,901
Freeport-McMoRan Copper & Gold, Inc.                    147,079(d)         12,286,980
Southern Copper Corp.                                    71,849             2,275,458
United States Steel Corp.                                15,488(d)            983,798
Walter Energy, Inc.                                      20,464             1,888,213
                                                                      ---------------
Total                                                                      23,650,644
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.6%)
Big Lots, Inc.                                           10,108(b)            368,133
Dollar Tree, Inc.                                        11,593(b)            686,537
Family Dollar Stores, Inc.                               27,504             1,006,921
Nordstrom, Inc.                                          64,527(d)          2,635,929
                                                                      ---------------
Total                                                                       4,697,520
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.1%)
Integrys Energy Group, Inc.                              12,839               608,312
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

OFFICE ELECTRONICS (0.4%)
Xerox Corp.                                             273,188            $2,663,583
Zebra Technologies Corp., Class A                         9,781(b,d)          289,518
                                                                      ---------------
Total                                                                       2,953,101
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.0%)
Exxon Mobil Corp.                                       548,238(d,e)       36,720,983
Frontier Oil Corp.                                       48,386(d)            653,211
Holly Corp.                                              21,019(d)            586,640
Massey Energy Co.                                        14,555               761,081
Murphy Oil Corp.                                         26,913             1,512,241
Occidental Petroleum Corp.                              140,836            11,906,276
St. Mary Land & Exploration Co.                          18,361(d)            639,146
Sunoco, Inc.                                             18,930               562,410
Tesoro Corp.                                             43,288(d)            601,703
                                                                      ---------------
Total                                                                      53,943,691
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.3%)
Herbalife Ltd.                                           16,319(c)            752,632
NBTY, Inc.                                               16,142(b,d)          774,494
The Estee Lauder Companies, Inc., Class A                 9,906               642,602
                                                                      ---------------
Total                                                                       2,169,728
-------------------------------------------------------------------------------------

PHARMACEUTICALS (8.4%)
Abbott Laboratories                                     238,678            12,573,557
Eli Lilly & Co.                                         115,552             4,185,293
Forest Laboratories, Inc.                                19,420(b)            609,011
Johnson & Johnson                                       441,332            28,774,847
Merck & Co., Inc.                                       503,669            18,812,037
                                                                      ---------------
Total                                                                      64,954,745
-------------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
Kansas City Southern                                     18,778(b,d)          679,200
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.9%)
Advanced Micro Devices, Inc.                            223,213(b)          2,069,185
Broadcom Corp., Class A                                  45,861(d)          1,521,668
Cree, Inc.                                               27,115(b,d)        1,904,015
Intel Corp.                                             208,591             4,643,235
KLA-Tencor Corp.                                          7,738(d)            239,259
Lam Research Corp.                                       23,556(b)            879,110
Marvell Technology Group Ltd.                            81,086(b,c)        1,652,533
MEMC Electronic Materials, Inc.                         107,929(b,d)        1,654,552
Micron Technology, Inc.                                 319,779(b,d)        3,322,503
NVIDIA Corp.                                            121,918(b,d)        2,118,935
ON Semiconductor Corp.                                   77,977(b,d)          623,816
Rambus, Inc.                                              5,255(b,d)          114,822
Silicon Laboratories, Inc.                               12,765(b,d)          608,508
Teradyne, Inc.                                           59,380(b,d)          663,275
Texas Instruments, Inc.                                 325,717(d)          7,970,294
Varian Semiconductor Equipment Associates,
 Inc.                                                    10,528(b)            348,687
                                                                      ---------------
Total                                                                      30,334,397
-------------------------------------------------------------------------------------

SOFTWARE (2.2%)
Autodesk, Inc.                                           33,365(b)            981,598
Cadence Design Systems, Inc.                             73,598(b)            490,163
Microsoft Corp.                                         185,990             5,443,927
Oracle Corp.                                            238,211             6,119,642
Rovi Corp.                                               16,626(b,d)          617,323
Salesforce.com, Inc.                                     19,487(b)          1,450,807
Synopsys, Inc.                                           35,074(b)            784,605
VMware, Inc., Class A                                    14,217(b)            757,766
                                                                      ---------------
Total                                                                      16,645,831
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.0%)
Abercrombie & Fitch Co., Class A                         47,968(d)          2,189,260
Advance Auto Parts, Inc.                                 19,107               800,965
Aeropostale, Inc.                                        22,492(b,d)          648,444
American Eagle Outfitters, Inc.                          64,629(d)          1,196,929
Barnes & Noble, Inc.                                     24,181(d)            522,793
Bed Bath & Beyond, Inc.                                  20,819(b,d)          911,039
Best Buy Co., Inc.                                      102,486             4,359,755
CarMax, Inc.                                             35,262(b,d)          885,781
Chico's FAS, Inc.                                        63,021(d)            908,763
Foot Locker, Inc.                                        53,533               805,136
GameStop Corp., Class A                                  26,999(b,d)          591,548
GUESS?, Inc.                                             15,352(d)            721,237
Home Depot, Inc.                                         34,470(d)          1,115,105
Limited Brands, Inc.                                    128,505(d)          3,163,794


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SPECIALTY RETAIL (CONT.)
Lowe's Companies, Inc.                                   50,906            $1,233,961
Office Depot, Inc.                                       98,929(b)            789,453
PetSmart, Inc.                                           11,731(d)            374,923
RadioShack Corp.                                         57,420             1,299,415
Ross Stores, Inc.                                        17,228(d)            921,181
The Gap, Inc.                                           123,514(d)          2,854,409
The Sherwin-Williams Co.                                 25,112(d)          1,699,580
Tiffany & Co.                                            21,035               998,952
TJX Companies, Inc.                                      20,380(d)            866,558
Williams-Sonoma, Inc.                                    33,215(d)            873,222
                                                                      ---------------
Total                                                                      30,732,203
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.9%)
Coach, Inc.                                              62,523(d)          2,470,909
Hanesbrands                                              21,979(b,d)          611,456
Nike, Inc., Class B                                      45,064             3,312,204
Phillips-Van Heusen Corp.                                 1,554                89,137
Polo Ralph Lauren Corp.                                   7,329(d)            623,258
                                                                      ---------------
Total                                                                       7,106,964
-------------------------------------------------------------------------------------

TOBACCO (1.1%)
Altria Group, Inc.                                      422,962             8,679,180
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.2%)
WESCO International, Inc.                                24,514(b,d)          850,881
WW Grainger, Inc.                                         6,049               654,018
                                                                      ---------------
Total                                                                       1,504,899
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
NII Holdings, Inc.                                       45,504(b,d)        1,895,697
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $637,730,690)                                                     $758,574,765
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%              11,328,109(f)        $11,328,109
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $11,328,109)                                                       $11,328,109
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL
RECEIVED FOR SECURITIES ON
LOAN (27.3%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (3.9%)
Elysian Funding LLC
 04-15-10                            0.55%           $4,993,431            $4,993,431
Grampian Funding LLC
 04-12-10                            0.22             4,998,992             4,998,992
 04-15-10                            0.25             3,999,195             3,999,195
Rheingold Securitization
 04-28-10                            0.27             7,998,200             7,998,200
Versailles Commercial Paper LLC
 04-15-10                            0.28             4,998,794             4,998,794
 04-22-10                            0.26             2,999,328             2,999,328
                                                                      ---------------
Total                                                                      29,987,940
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (17.8%)
Australia and New Zealand Bank Group
 05-04-10                            0.32             5,000,000             5,000,000
Banco di Brescia
 05-11-10                            0.39             4,996,740             4,996,740
Banco Popular Caisse d'Epargne
 04-08-10                            0.28             5,000,000             5,000,000
Banco Popular Espanol
 05-19-10                            0.41             2,498,264             2,498,264
Banco Santander Central Hispano
 04-06-10                            0.30             6,000,000             6,000,000
 04-16-10                            0.30             2,000,000             2,000,000
Banque et Caisse d'Epargne de l'Etat
 04-19-10                            0.28             3,999,023             3,999,023
Banque Federative du Credit Mutuel
 06-03-10                            0.38             7,992,341             7,992,341
Caisse Centrale du Credit Immobilier de France
 04-30-10                            0.35             1,999,406             1,999,406
Clydesdale Bank
 04-12-10                            0.25             5,000,000             5,000,000
Dexia Bank
 04-26-10                            0.33             1,000,000             1,000,000
Dexia Credit Local
 04-12-10                            0.28             7,000,000             7,000,000
Erste Bank der Oesterreichischen Sparkassen
 04-01-10                            0.29             7,999,613             7,999,613
Fortis Bank
 04-19-10                            0.27            10,000,000            10,000,000


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
CERTIFICATES OF DEPOSIT (CONT.)
Hong Kong Shanghai Bank
 04-06-10                            0.22%          $10,000,000           $10,000,000
Landeskreditbank Baden-Wuerttemberg-Foerderbank
 06-24-10                            0.35             5,000,000             5,000,000
Macquarie Bank
 04-01-10                            0.31             9,999,483             9,999,483
Natixis
 04-26-10                            0.24             5,000,000             5,000,000
Norinchukin Bank
 04-08-10                            0.25             6,000,000             6,000,000
NyKredit Bank
 04-06-10                            0.44             5,000,000             5,000,000
Raiffeisen Zentralbank Oesterreich
 04-01-10                            0.31             2,500,000             2,500,000
Sumitomo Mitsui Banking
 04-26-10                            0.29             5,000,000             5,000,000
Ulster Bank Ireland Limited
 04-01-10                            0.29             4,999,758             4,999,758
Unicredit BK
 04-06-10                            0.30             4,000,000             4,000,000
Unicredito Italiano
 05-03-10                            0.28             4,000,000             4,000,000
United Overseas Bank
 05-26-10                            0.30             5,000,000             5,000,000
                                                                      ---------------
Total                                                                     136,984,628
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (5.6%)(g)
Banc of America Securities LLC
 dated 03-31-10, matures 04-01-10,
 repurchase price
 $7,829,562                          0.05             7,829,551             7,829,551
-------------------------------------------------------------------------------------
Cantor Fitzgerald
 dated 03-31-10, matures 04-01-10,
 repurchase price
 $25,000,035                         0.05            25,000,000            25,000,000
-------------------------------------------------------------------------------------
Nomura Securities
 dated 03-31-10, matures 04-01-10,
 repurchase price
 $5,000,007                          0.05             5,000,000             5,000,000
Pershing LLC
 dated 03-31-10, matures 04-01-10,
 repurchase price
 $5,000,031                          0.22             5,000,000             5,000,000
                                                                      ---------------
Total                                                                      42,829,551
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $209,802,119)                                                     $209,802,119
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $858,860,918)(h)                                                  $979,704,993
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2010



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
S&P 500 Index                   38         $11,069,400    June 2010         $229,294



NOTES TO PORTFOLIO OF INVESTMENTS


ADR -- American Depository Receipt

(a) Securities are valued by using policies described in Note 2 to the financial statements.


--------------------------------------------------------------------------------
16  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 1.78% of net assets.

(d) At March 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) At March 31, 2010, investments in securities included securities valued at $3,804,464 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at March 31, 2010.

(g) The table below represents securities received as collateral subject to repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.





BANC OF AMERICA SECURITIES LLC (0.05%)

SECURITY DESCRIPTION                              VALUE (a)
------------------------------------------------------------
Fannie Mae REMICS                                   $491,697
Freddie Mac REMICS                                 1,215,127
Government National Mortgage Association           6,279,318
------------------------------------------------------------
Total market value of collateral securities       $7,986,142
------------------------------------------------------------







CANTOR FITZGERALD (0.05%)

SECURITY DESCRIPTION                               VALUE (a)
-------------------------------------------------------------
Fannie Mae Grantor Trust                                 $982
Fannie Mae Interest Strip                              66,600
Fannie Mae Pool                                    18,166,210
Fannie Mae REMICS                                   1,059,756
Fannie Mae Whole Loan                                  18,859
Federal Home Loan Mortgage Corp                       567,464
Freddie Mac Non Gold Pool                           2,667,433
Freddie Mac Reference REMIC                            34,903
Freddie Mac REMICS                                    399,960
Freddie Mac Strips                                     37,099
Ginnie Mae I Pool                                     413,334
Ginnie Mae II Pool                                    661,014
Government National Mortgage Association              186,202
United States Treasury Bill                           160,196
United States Treasury Inflation Indexed Bonds         28,906
United States Treasury Note/Bond                            7


--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

CANTOR FITZGERALD (0.05%) (CONTINUED)

SECURITY DESCRIPTION                               VALUE (a)
-------------------------------------------------------------
United States Treasury Strip Coupon                  $893,209
United States Treasury Strip Principal                137,866
-------------------------------------------------------------
Total market value of collateral securities       $25,500,000
-------------------------------------------------------------



NOMURA SECURITIES (0.05%)

SECURITY DESCRIPTION                              VALUE (a)
------------------------------------------------------------
Fannie Mae Pool                                   $3,697,890
Freddie Mac Gold Pool                              1,402,110
------------------------------------------------------------
Total market value of collateral securities       $5,100,000
------------------------------------------------------------



PERSHING LLC (0.22%)

SECURITY DESCRIPTION                              VALUE (a)
------------------------------------------------------------
Fannie Mae Benchmark REMIC                           $20,071
Fannie Mae Pool                                    2,018,491
Fannie Mae REMICS                                    484,606
Federal Home Loan Banks                                7,650
Federal Home Loan Mortgage Corp                       28,456
Federal National Mortgage Association                 65,121
Freddie Mac Gold Pool                                921,900
Freddie Mac Non Gold Pool                             43,280
Freddie Mac Reference REMIC                           12,342
Freddie Mac REMICS                                    91,382
Ginnie Mae I Pool                                    141,440
Ginnie Mae II Pool                                    56,707
Government National Mortgage Association             181,638
United States Treasury Inflation Indexed Bonds        24,096
United States Treasury Note/Bond                     923,648
United States Treasury Strip Principal                79,172
------------------------------------------------------------
Total market value of collateral securities       $5,100,000
------------------------------------------------------------


(h) At March 31, 2010, the cost of securities for federal income tax purposes was approximately $858,861,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                        $133,561,000
     Unrealized depreciation                         (12,717,000)
     -----------------------------------------------------------
     Net unrealized appreciation                    $120,844,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
18  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

                                                FAIR VALUE AT MARCH 31, 2010
                              ----------------------------------------------------------------
                                   LEVEL 1           LEVEL 2
                                QUOTED PRICES         OTHER          LEVEL 3
                                  IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)              $758,574,765               $--         $--        $758,574,765
----------------------------------------------------------------------------------------------
Total Equity Securities          758,574,765                --          --         758,574,765
----------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                       11,328,109                --          --          11,328,109
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(c)                               --       209,802,119          --         209,802,119
----------------------------------------------------------------------------------------------
Total Other                       11,328,109       209,802,119          --         221,130,228
----------------------------------------------------------------------------------------------
Investments in Securities        769,902,874       209,802,119          --         979,704,993
Other Financial
  Instruments(d)                     229,294                --          --             229,294
----------------------------------------------------------------------------------------------
Total                           $770,132,168      $209,802,119         $--        $979,934,287
----------------------------------------------------------------------------------------------


(a)  Industry classifications are identified in the Portfolio of Investments.

(b) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.


--------------------------------------------------------------------------------
20  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  21

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MARCH 31, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $637,730,690)             $758,574,765
  Affiliated money market fund (identified cost $11,328,109)         11,328,109
  Investments of cash collateral received for securities on loan
    (identified cost $209,802,119)                                  209,802,119
-------------------------------------------------------------------------------
Total investments in securities (identified cost $858,860,918)      979,704,993
Capital shares receivable                                               341,087
Dividends and accrued interest receivable                               908,454
-------------------------------------------------------------------------------
Total assets                                                        980,954,534
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                1,931,700
Payable upon return of securities loaned                            209,802,119
Variation margin payable on futures contracts                            39,900
Accrued investment management services fees                              12,703
Accrued distribution fees                                               226,907
Accrued transfer agency fees                                              3,626
Accrued administrative services fees                                      1,233
Accrued plan administration services fees                                    13
Other accrued expenses                                                   89,245
-------------------------------------------------------------------------------
Total liabilities                                                   212,107,446
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $768,847,088
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    898,116
Additional paid-in capital                                          646,450,346
Undistributed net investment income                                   1,041,925
Accumulated net realized gain (loss)                                   (616,668)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                        121,073,369
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $768,847,088
-------------------------------------------------------------------------------
*Value of securities on loan                                       $203,350,350
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $324,618,970           38,038,580                       $8.53(1)
Class B          $  3,631,364              429,319                       $8.46
Class C          $  1,690,159              199,780                       $8.46
Class I          $231,140,750           26,863,231                       $8.60
Class R2         $      8,590                1,000                       $8.59
Class R3         $      8,590                1,000                       $8.59
Class R4         $     14,350                1,670                       $8.59
Class R5         $      8,602                1,000                       $8.60
Class W          $207,725,713           24,276,000                       $8.56
------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $9.05. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $  6,027,276
Income distributions from affiliated money market fund                   10,895
Income from securities lending -- net                                   157,032
-------------------------------------------------------------------------------
Total income                                                          6,195,203
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   2,170,686
Distribution fees
  Class A                                                               406,553
  Class B                                                                18,006
  Class C                                                                 7,888
  Class R2                                                                   20
  Class R3                                                                   10
  Class W                                                               256,275
Transfer agency fees
  Class A                                                               434,933
  Class B                                                                 5,083
  Class C                                                                 2,140
  Class R2                                                                    2
  Class R3                                                                    2
  Class R4                                                                    3
  Class R5                                                                    2
  Class W                                                               205,020
Administrative services fees                                            218,816
Plan administration services fees
  Class R2                                                                   10
  Class R3                                                                   10
  Class R4                                                                   15
Compensation of board members                                            11,492
Custodian fees                                                              155
Printing and postage                                                     66,943
Registration fees                                                        72,411
Professional fees                                                         9,395
Other                                                                    35,049
-------------------------------------------------------------------------------
Total expenses                                                        3,920,919
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                          (45,062)
-------------------------------------------------------------------------------
Total net expenses                                                    3,875,857
-------------------------------------------------------------------------------
Investment income (loss) -- net                                       2,319,346
-------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  23

STATEMENT OF OPERATIONS (continued) --------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $ 43,113,573
  Futures contracts                                                   1,379,812
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                              44,493,385
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                         53,614,018
-------------------------------------------------------------------------------
Net gain (loss) on investments                                       98,107,403
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $100,426,749
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                     MARCH 31, 2010  SEPT. 30, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  2,319,346    $  3,293,875
Net realized gain (loss) on investments                                  44,493,385     (38,862,731)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     53,614,018     114,352,938
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         100,426,749      78,784,082
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (1,423,097)       (332,543)
    Class B                                                                      --            (106)
    Class I                                                              (1,465,477)     (1,367,208)
    Class R2                                                                     (1)            (11)
    Class R3                                                                    (18)            (32)
    Class R4                                                                    (44)           (130)
    Class R5                                                                    (50)            (48)
    Class W                                                                (991,213)            (22)
  Net realized gain
    Class A                                                                      --            (241)
    Class B                                                                      --             (15)
    Class C                                                                      --              (8)
    Class I                                                                      --            (791)
---------------------------------------------------------------------------------------------------
Total distributions                                                      (3,879,900)     (1,701,155)
---------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                     MARCH 31, 2010  SEPT. 30, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $ 87,201,175    $242,193,582
  Class B shares                                                            126,535       1,948,295
  Class C shares                                                            147,167       1,099,876
  Class I shares                                                         15,297,617      70,973,550
  Class R4 shares                                                             5,029           6,699
  Class W shares                                                         40,361,801     176,202,400
Reinvestment of distributions at net asset value
  Class A shares                                                          1,411,319         328,056
  Class B shares                                                                 --             118
  Class C shares                                                                 --               3
  Class I shares                                                          1,465,450       1,367,973
  Class R4 shares                                                                15              87
  Class W shares                                                            991,192              --
Conversions from Class B to Class A
  Class A shares                                                                 --         562,059
  Class B shares                                                                 --        (562,059)
Payments for redemptions
  Class A shares                                                        (78,830,936)    (34,378,931)
  Class B shares                                                           (537,643)       (896,467)
  Class C shares                                                           (224,921)     (1,119,098)
  Class I shares                                                        (19,809,310)    (33,501,487)
  Class R4 shares                                                               (11)        (19,820)
  Class W shares                                                        (48,681,038)    (20,020,053)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        (1,076,559)    404,184,783
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  95,470,290     481,267,710
Net assets at beginning of period                                       673,376,798     192,109,088
---------------------------------------------------------------------------------------------------
Net assets at end of period                                            $768,847,088    $673,376,798
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $  1,041,925    $  2,602,479
---------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED            YEAR ENDED SEPT. 30,
CLASS A                                             MARCH 31, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(a)
Net asset value, beginning of period                     $7.50            $7.65       $10.36       $10.07
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .05          .05          .01
Net gains (losses) (both realized and
 unrealized)                                              1.04             (.16)       (2.71)         .28
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.06             (.11)       (2.66)         .29
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.03)            (.04)        (.04)          --
Distributions from realized gains                           --             (.00)(b)     (.01)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.03)            (.04)        (.05)          --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.53            $7.50        $7.65       $10.36
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            14.20%           (1.27%)     (25.78%)       2.88%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.21%(d)         1.22%        1.13%        1.44%(d)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.18%(d)         1.22%        1.13%        1.38%(d)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .48%(d)          .71%         .51%         .22%(d)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $325             $274          $26           $4
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%              58%          70%          21%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            YEAR ENDED SEPT. 30,
CLASS B                                             MARCH 31, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(a)
Net asset value, beginning of period                     $7.43            $7.58       $10.33       $10.07
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)             .00(b)      (.02)        (.02)
Net gains (losses) (both realized and
 unrealized)                                              1.04             (.15)       (2.69)         .28
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.03             (.15)       (2.71)         .26
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.00)(b)     (.03)          --
Distributions from realized gains                           --             (.00)(b)     (.01)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --               --         (.04)          --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.46            $7.43        $7.58       $10.33
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            13.86%           (1.97%)     (26.35%)       2.58%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.97%(d)         1.99%        1.89%        2.17%(d)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.94%(d)         1.99%        1.89%        2.14%(d)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.30%)(d)        (.02%)       (.25%)       (.49%)(d)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $4               $4           $3          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%              58%          70%          21%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
28  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED            YEAR ENDED SEPT. 30,
CLASS C                                             MARCH 31, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(a)
Net asset value, beginning of period                     $7.43            $7.58       $10.33       $10.07
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)             .00(b)      (.02)        (.02)
Net gains (losses) (both realized and
 unrealized)                                              1.04             (.15)       (2.70)         .28
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.03             (.15)       (2.72)         .26
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --               --         (.02)          --
Distributions from realized gains                           --             (.00)(b)     (.01)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --               --         (.03)          --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.46            $7.43        $7.58       $10.33
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            13.86%           (1.98%)     (26.39%)       2.58%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.96%(d)         1.98%        1.90%        2.27%(d)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.93%(d)         1.98%        1.90%        2.13%(d)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.29%)(d)         .01%        (.25%)       (.53%)(d)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2               $2           $2          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%              58%          70%          21%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            YEAR ENDED SEPT. 30,
CLASS I                                             MARCH 31, 2010       -------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008       2007(a)
Net asset value, beginning of period                     $7.57           $7.68       $10.37       $10.07
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04             .08          .08          .03
Net gains (losses) (both realized and
 unrealized)                                              1.04            (.14)       (2.71)         .27
--------------------------------------------------------------------------------------------------------
Total from investment operations                          1.08            (.06)       (2.63)         .30
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.05)           (.05)        (.05)          --
Distributions from realized gains                           --            (.00)(b)     (.01)          --
--------------------------------------------------------------------------------------------------------
Total distributions                                       (.05)           (.05)        (.06)          --
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.60           $7.57        $7.68       $10.37
--------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            14.37%           (.56%)     (25.50%)       2.98%
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Total expenses                                            .69%(d)         .72%         .71%         .95%(d)
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .95%(d)        1.27%         .89%         .71%(d)
--------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $231            $206         $162          $76
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%             58%          70%          21%
--------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
30  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED            YEAR ENDED SEPT. 30,
CLASS R2                                            MARCH 31, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(a)
Net asset value, beginning of period                     $7.53            $7.65       $10.34       $10.07
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01              .03          .03         (.01)
Net gains (losses) (both realized and
 unrealized)                                              1.05             (.14)       (2.70)         .28
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.06             (.11)       (2.67)         .27
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.00)(b)         (.01)        (.01)          --
Distributions from realized gains                           --             (.00)(b)     (.01)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.01)        (.02)          --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.59            $7.53        $7.65       $10.34
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            14.09%           (1.38%)     (25.86%)       2.68%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.48%(d)         1.53%        1.51%        1.98%(d)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.48%(d)         1.45%        1.26%        1.78%(d)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .16%(d)          .53%         .35%        (.15%)(d)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%              58%          70%          21%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            YEAR ENDED SEPT. 30,
CLASS R3                                            MARCH 31, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(a)
Net asset value, beginning of period                     $7.54            $7.67       $10.35       $10.07
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .05          .06          .00(b)
Net gains (losses) (both realized and
 unrealized)                                              1.05             (.15)       (2.70)         .28
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.07             (.10)       (2.64)         .28
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.02)            (.03)        (.03)          --
Distributions from realized gains                           --             (.00)(b)     (.01)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.02)            (.03)        (.04)          --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.59            $7.54        $7.67       $10.35
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            14.18%           (1.15%)     (25.60%)       2.78%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.23%(d)         1.28%        1.26%        1.73%(d)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.23%(d)         1.20%        1.01%        1.53%(d)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .42%(d)          .78%         .60%         .10%(d)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%              58%          70%          21%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
32  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED            YEAR ENDED SEPT. 30,
CLASS R4                                            MARCH 31, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(a)
Net asset value, beginning of period                     $7.54            $7.68       $10.36       $10.07
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03              .06          .08          .01
Net gains (losses) (both realized and
 unrealized)                                              1.05             (.16)       (2.71)         .28
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.08             (.10)       (2.63)         .29
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.03)            (.04)        (.04)          --
Distributions from realized gains                           --             (.00)(b)     (.01)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.03)            (.04)        (.05)          --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.59            $7.54        $7.68       $10.36
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            14.34%           (1.10%)     (25.49%)       2.88%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.00%(d)         1.02%        1.00%        1.48%(d)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.00%(d)          .98%         .81%        1.28%(d)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .65%(d)         1.01%         .84%         .35%(d)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%              58%          70%          21%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            YEAR ENDED SEPT. 30,
CLASS R5                                            MARCH 31, 2010       -------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008       2007(a)
Net asset value, beginning of period                     $7.56           $7.68       $10.37       $10.07
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04             .07          .08          .02
Net gains (losses) (both realized and
 unrealized)                                              1.05            (.14)       (2.71)         .28
--------------------------------------------------------------------------------------------------------
Total from investment operations                          1.09            (.07)       (2.63)         .30
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.05)           (.05)        (.05)          --
Distributions from realized gains                           --            (.00)(b)     (.01)          --
--------------------------------------------------------------------------------------------------------
Total distributions                                       (.05)           (.05)        (.06)          --
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.60           $7.56        $7.68       $10.37
--------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            14.47%           (.76%)     (25.52%)       2.98%
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                     .73%(d)         .78%         .76%        1.22%(d)
--------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .73%(d)         .78%         .76%        1.03%(d)
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .91%(d)        1.19%         .85%         .60%(d)
--------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--             $--          $--          $--
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%             58%          70%          21%
--------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
34  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                           YEAR ENDED SEPT.
                                                   SIX MONTHS ENDED              30,
CLASS W                                             MARCH 31, 2010       -------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008(f)
Net asset value, beginning of period                     $7.52            $7.66        $8.80
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .05          .01
Net gains (losses) (both realized and
 unrealized)                                              1.06             (.15)       (1.15)
--------------------------------------------------------------------------------------------
Total from investment operations                          1.08             (.10)       (1.14)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.04)            (.04)          --
Distributions from realized gains                           --             (.00)(b)       --
--------------------------------------------------------------------------------------------
Total distributions                                       (.04)            (.04)          --
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.56            $7.52        $7.66
--------------------------------------------------------------------------------------------
TOTAL RETURN                                            14.35%           (1.18%)     (12.95%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Total expenses                                           1.14%(d)         1.17%        1.13%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                              .51%(d)          .72%         .98%(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $208             $188          $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%              58%          70%
--------------------------------------------------------------------------------------------



NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(b) Rounds to zero.
(c) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF MARCH 31, 2010)

1. ORGANIZATION

RiverSource Disciplined Large Cap Growth Fund (the Fund) is a series of RiverSource Investment Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of companies in the Russell 1000(R) Growth Index at the time of purchase.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At March 31, 2010, RiverSource Investments, LLC* (RiverSource Investments or the Investment Manager) and affiliated funds-of-funds owned 100% of Class I, and the Investment Manager owned 100% of Class R2, Class R3 and Class R5 shares. At March 31, 2010, the Investment Manager and affiliated funds-of-funds owned approximately 30% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
36  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account

--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------
multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future

--------------------------------------------------------------------------------
38  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income,


--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------
including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


--------------------------------------------------------------------------------
40  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT MARCH 31, 2010


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Equity contracts     Net assets --
                     unrealized
                     appreciation on
                     investments           $229,294*          N/A              N/A
-------------------------------------------------------------------------------------------
Total                                      $229,294                           $N/A
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 2010.


 AMOUNT OF REALIZED GAIN(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
------------------------------------------------------------------
Equity contracts                                  $1,379,812
------------------------------------------------------------------
Total                                             $1,379,812
------------------------------------------------------------------




  CHANGE IN UNREALIZED APPRECIATION(DEPRECIATION) ON DERIVATIVES
                       RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Equity contracts                                   $183,154
-----------------------------------------------------------------
Total                                              $183,154
-----------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
The gross notional amount of long contracts outstanding was $11.1 million at March 31, 2010. The monthly average gross notional amounts for these contracts was $12 million for the six months ended March 31, 2010. The fair value of such contracts on March 31, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling

--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $80,409 for the six months ended March 31, 2010. The management fee for the six months ended March 31, 2010 was 0.58% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended March 31, 2010 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2010, other expenses paid to this company were $2,619.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A,

 * Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

--------------------------------------------------------------------------------
42  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.* (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $166,000 and $14,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $36,272 for Class A, $550 for Class B and $23 for Class C for the six months ended March 31, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended March 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses

* Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as Columbia Management Investment Distributors, Inc.

--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

(excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A..............................................  1.18%
Class B..............................................  1.94
Class C..............................................  1.93


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A............................................  $44,316
Class B............................................      491
Class C............................................      255


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Nov. 30, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.20%
Class B..............................................  1.97
Class C..............................................  1.95
Class I..............................................  0.76
Class R2.............................................  1.56
Class R3.............................................  1.31
Class R4.............................................  1.06
Class R5.............................................  0.81
Class W..............................................  1.21


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $316,418,801 and $289,337,786, respectively, for six months ended March 31, 2010. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
44  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                        MARCH 31, 2010   SEPT. 30, 2009
-----------------------------------------------------------------------
CLASS A
Sold                                      11,265,195       38,389,715
Converted from Class B*                           --           79,996
Reinvested distributions                     176,421           56,078
Redeemed                                  (9,927,719)      (5,372,312)
-----------------------------------------------------------------------
Net increase (decrease)                    1,513,897       33,153,477
-----------------------------------------------------------------------

CLASS B
Sold                                          15,906          326,209
Reinvested distributions                          --               20
Converted to Class A*                             --          (80,684)
Redeemed                                     (68,059)        (148,118)
-----------------------------------------------------------------------
Net increase (decrease)                      (52,153)          97,427
-----------------------------------------------------------------------

CLASS C
Sold                                          18,479          169,548
Redeemed                                     (28,703)        (187,139)
-----------------------------------------------------------------------
Net increase (decrease)                      (10,224)         (17,591)
-----------------------------------------------------------------------

CLASS I
Sold                                       1,950,564       11,495,386
Reinvested distributions                     182,044          232,649
Redeemed                                  (2,507,399)      (5,524,736)
-----------------------------------------------------------------------
Net increase (decrease)                     (374,791)       6,203,299
-----------------------------------------------------------------------

CLASS R4
Sold                                             644            1,141
Reinvested distributions                           2               15
Redeemed                                          (1)          (3,041)
-----------------------------------------------------------------------
Net increase (decrease)                          645           (1,885)
-----------------------------------------------------------------------

CLASS W
Sold                                       5,238,230       28,010,559
Reinvested distributions                     123,590               --
Redeemed                                  (6,089,047)      (3,007,905)
-----------------------------------------------------------------------
Net increase (decrease)                     (727,227)      25,002,654
-----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant

--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------
to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2010, securities valued at $203,350,350 were on loan, secured by cash collateral of $209,802,119 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $157,032 earned from securities lending for the six months ended March 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $171,892,464 and $162,527,356, respectively, for the six months ended March 31, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested

--------------------------------------------------------------------------------
46  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
balance in RiverSource Short-Term Cash Fund at March 31, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended March 31, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, re-characterization of real estate investment trust (REIT) distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the

--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------
timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $14,271,533 at Sept. 30, 2009, that if not offset by capital gains will expire in 2017.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Sept. 30, 2009, the Fund had a post-October loss of $26,972,211 that is treated for income tax purposes as occurring on Oct. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United

--------------------------------------------------------------------------------
48  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eight Circuit for further consideration in light of the Supreme Court's decision on Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by

--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and

--------------------------------------------------------------------------------
50  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT  51

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
52  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2010 SEMIANNUAL REPORT

RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(RIVERSOURCE INVESTMENTS LOGO)  rights reserved.                                                   S-6286 D (5/10)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
DISCIPLINED LARGE CAP VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MARCH 31, 2010


RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    7

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   20

Statement of Operations............   22

Statements of Changes in Net
  Assets...........................   24

Financial Highlights...............   26

Notes to Financial Statements......   35

Proxy Voting.......................   50




--------------------------------------------------------------------------------
2  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Disciplined Large Cap Value Fund (the Fund) Class A shares increased 11.62% (excluding sales charge) for the six months ended March 31, 2010.

> The Fund outperformed the Russell 1000 Value Index, which gained 11.28% during the same period.

> The Fund also outperformed the Lipper Large-Cap Value Funds Index, representing the Fund's peer group, which rose 11.04%.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2010)
--------------------------------------------------------------------------------



                                                             SINCE
                                                           INCEPTION
                                       6 MONTHS*   1 YEAR    8/1/08
--------------------------------------------------------------------
RiverSource Disciplined Large Cap
  Value Fund Class A (excluding sales
  charge)                               +11.62%   +55.91%    -8.59%
--------------------------------------------------------------------
Russell 1000 Value Index(1)
  (unmanaged)                           +11.28%   +53.55%    -3.66%
--------------------------------------------------------------------
Lipper Large-Cap Value Funds Index(2)   +11.04%   +49.73%    -1.83%
--------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
       RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------



(1) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is measured against this index for purposes of determining the performance incentive adjustment.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2010
                                                             SINCE
Without sales charge                   6 MONTHS*   1 YEAR  INCEPTION
Class A (inception 8/01/08)             +11.62%   +55.91%    -8.59%
--------------------------------------------------------------------
Class B (inception 8/01/08)             +11.25%   +54.83%    -9.29%
--------------------------------------------------------------------
Class C (inception 8/01/08)             +11.25%   +54.87%    -9.30%
--------------------------------------------------------------------
Class I (inception 8/01/08)             +11.79%   +56.47%    -8.27%
--------------------------------------------------------------------
Class R2 (inception 8/01/08)            +11.37%   +55.35%    -8.92%
--------------------------------------------------------------------
Class R3 (inception 8/01/08)            +11.46%   +55.68%    -8.74%
--------------------------------------------------------------------
Class R4 (inception 8/01/08)            +11.71%   +55.96%    -8.47%
--------------------------------------------------------------------
Class R5 (inception 8/01/08)            +11.89%   +56.40%    -8.31%
--------------------------------------------------------------------
Class W (Inception 8/01/08)             +11.65%   +55.95%    -8.68%
--------------------------------------------------------------------

With sales charge
Class A (inception 8/01/08)               5.20%   +46.94%   -11.79%
--------------------------------------------------------------------
Class B (inception 8/01/08)               6.25%   +49.83%   -11.39%
--------------------------------------------------------------------
Class C (inception 8/01/08)              10.25%   +53.87%    -9.30%
--------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.


--------------------------------------------------------------------------------
4  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
   X                      LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.


--------------------------------------------------------------------------------
       RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

SECTOR BREAKDOWN(1) (at March 31, 2010)
---------------------------------------------------------------------

Consumer Discretionary                     12.4%
------------------------------------------------
Consumer Staples                            2.8%
------------------------------------------------
Energy                                     16.1%
------------------------------------------------
Financials                                 31.3%
------------------------------------------------
Health Care                                11.4%
------------------------------------------------
Industrials                                 8.1%
------------------------------------------------
Information Technology                      4.7%
------------------------------------------------
Materials                                   9.7%
------------------------------------------------
Telecommunication Services                  0.6%
------------------------------------------------
Utilities                                   2.1%
------------------------------------------------
Other(2)                                    0.8%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at March 31, 2010)
---------------------------------------------------------------------

Bank of America Corp.                       5.1%
------------------------------------------------
ConocoPhillips                              5.0%
------------------------------------------------
Pfizer, Inc.                                5.0%
------------------------------------------------
The Dow Chemical Co.                        2.7%
------------------------------------------------
Citigroup, Inc.                             2.5%
------------------------------------------------
General Electric Co.                        2.5%
------------------------------------------------
The Allstate Corp.                          2.3%
------------------------------------------------
Marathon Oil Corp.                          2.0%
------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.        1.8%
------------------------------------------------
Merck & Co., Inc.                           1.8%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
       RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 OCT. 1, 2009  MARCH 31, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,116.20        $5.86          1.11%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.40        $5.59          1.11%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,112.50        $9.90          1.88%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.56        $9.45          1.88%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,112.50        $9.85          1.87%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.61        $9.40          1.87%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,117.90        $3.70           .70%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.44        $3.53           .70%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,113.70        $7.85          1.49%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.50        $7.49          1.49%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,114.60        $6.54          1.24%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.75        $6.24          1.24%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,117.10        $5.28          1.00%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.95        $5.04          1.00%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,118.90        $3.91           .74%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.24        $3.73           .74%
-------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
8  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 OCT. 1, 2009  MARCH 31, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class W
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,116.50        $6.02          1.14%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.25        $5.74          1.14%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2010: +11.62% for Class A, +11.25% for Class B, +11.25% for Class C, +11.79% for Class I, +11.37% for Class R2, +11.46% for Class R3, +11.71% for Class R4, +11.89%
    for Class R5 and +11.65% for Class W.


--------------------------------------------------------------------------------
       RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
MARCH 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.6%)
BE Aerospace, Inc.                                      17,192(b)            $523,496
Northrop Grumman Corp.                                  13,481                883,949
Spirit AeroSystems Holdings, Inc., Class A               9,670(b)             226,085
                                                                      ---------------
Total                                                                       1,633,530
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
FedEx Corp.                                             16,287              1,521,206
-------------------------------------------------------------------------------------

AIRLINES (0.2%)
Southwest Airlines Co.                                  38,667                511,178
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.4%)
Autoliv, Inc.                                           19,218(b,c)           990,304
-------------------------------------------------------------------------------------

AUTOMOBILES (1.4%)
Ford Motor Co.                                         225,436(b)           2,833,730
Harley-Davidson, Inc.                                   36,025              1,011,222
                                                                      ---------------
Total                                                                       3,844,952
-------------------------------------------------------------------------------------

BEVERAGES (0.1%)
Coca-Cola Enterprises, Inc.                             12,893                356,620
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
Masco Corp.                                             30,406                471,901
-------------------------------------------------------------------------------------

CAPITAL MARKETS (3.2%)
BlackRock, Inc.                                          1,682                366,272
Franklin Resources, Inc.                                15,194              1,685,015
Morgan Stanley                                          36,438              1,067,269
State Street Corp.                                      19,799                893,727
The Goldman Sachs Group, Inc.                           27,925              4,764,843
                                                                      ---------------
Total                                                                       8,777,126
-------------------------------------------------------------------------------------

CHEMICALS (3.6%)
Ashland, Inc.                                           20,633              1,088,803
Celanese Corp., Series A                                10,675                339,999
Cytec Industries, Inc.                                   8,193                382,941
Eastman Chemical Co.                                     1,187                 75,588
Huntsman Corp.                                          22,861                275,475
Lubrizol Corp.                                           5,259                482,355
The Dow Chemical Co.                                   248,534              7,349,151
                                                                      ---------------
Total                                                                       9,994,312
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (5.2%)
Associated Banc-Corp                                    20,614(e)             284,473
BB&T Corp.                                               1,688                 54,674
CapitalSource, Inc.                                     49,848                278,650
Comerica, Inc.                                           8,997                342,246
Fifth Third Bancorp                                    110,620              1,503,326
First Horizon National Corp.                            37,815(b)             531,298
KeyCorp                                                 22,964                177,971
Marshall & Ilsley Corp.                                 54,609                439,602
PNC Financial Services Group, Inc.                      73,791              4,405,323
Popular, Inc.                                          107,048(c)             311,510
SunTrust Banks, Inc.                                    28,423                761,452
Synovus Financial Corp.                                 81,985                269,731
TCF Financial Corp.                                     28,508                454,418
Wells Fargo & Co.                                      120,237              3,741,775
Wilmington Trust Corp.                                  22,423                371,549
Zions Bancorporation                                    27,417(e)             598,239
                                                                      ---------------
Total                                                                      14,526,237
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
RR Donnelley & Sons Co.                                 31,154                665,138
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.4%)
Harris Corp.                                             6,723                319,275
Motorola, Inc.                                         121,718(b)             854,461
                                                                      ---------------
Total                                                                       1,173,736
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

COMPUTERS & PERIPHERALS (1.3%)
Lexmark International, Inc., Class A                    10,662(b)            $384,685
Seagate Technology                                      93,319(b,c)         1,704,005
Western Digital Corp.                                   36,397(b)           1,419,119
                                                                      ---------------
Total                                                                       3,507,809
-------------------------------------------------------------------------------------

CONSUMER FINANCE (2.8%)
American Express Co.                                    91,501              3,775,331
AmeriCredit Corp.                                       11,438(b)             271,767
Capital One Financial Corp.                             41,995              1,739,013
Discover Financial Services                             86,029              1,281,832
SLM Corp.                                               49,903(b)             624,786
                                                                      ---------------
Total                                                                       7,692,729
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Temple-Inland, Inc.                                     13,121                268,062
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
Career Education Corp.                                   2,914(b)              92,199
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (7.5%)
Bank of America Corp.                                  776,025             13,852,046
Citigroup, Inc.                                      1,715,466(b)           6,947,637
                                                                      ---------------
Total                                                                      20,799,683
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
CenturyTel, Inc.                                        14,797                524,702
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.9%)
FPL Group, Inc.                                         23,488              1,135,175
Pinnacle West Capital Corp.                             13,093                493,999
Progress Energy, Inc.                                   18,427                725,287
                                                                      ---------------
Total                                                                       2,354,461
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.1%)
General Cable Corp.                                     14,201(b)             383,427
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Corning, Inc.                                           24,043                485,908
Jabil Circuit, Inc.                                     19,437                314,685
Tech Data Corp.                                          7,425(b)             311,108
Tyco Electronics Ltd.                                   13,998(c)             384,665
Vishay Intertechnology, Inc.                            29,237(b)             299,095
                                                                      ---------------
Total                                                                       1,795,461
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.2%)
Atwood Oceanics, Inc.                                    7,969(b)             275,966
BJ Services Co.                                         50,679              1,084,530
Cameron International Corp.                             14,380(b)             616,327
Ensco PLC, ADR                                           6,829(c)             305,803
Halliburton Co.                                         35,577              1,071,934
Helmerich & Payne, Inc.                                  7,820                297,786
Nabors Industries Ltd.                                  45,901(b,c)           901,037
Oil States International, Inc.                           7,459(b)             338,191
Patterson-UTI Energy, Inc.                              37,512                524,043
Pride International, Inc.                               12,497(b)             376,285
Unit Corp.                                               9,565(b)             404,408
                                                                      ---------------
Total                                                                       6,196,310
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.2%)
Whole Foods Market, Inc.                                13,574(b)             490,700
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Archer-Daniels-Midland Co.                              16,449                475,376
Dean Foods Co.                                          18,082(b)             283,707
General Mills, Inc.                                      8,552                605,396
Sara Lee Corp.                                          19,341                269,420
                                                                      ---------------
Total                                                                       1,633,899
-------------------------------------------------------------------------------------

GAS UTILITIES (0.2%)
ONEOK, Inc.                                              8,117                370,541
UGI Corp.                                               10,798                286,579
                                                                      ---------------
Total                                                                         657,120
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HEALTH CARE PROVIDERS & SERVICES (3.8%)
Aetna, Inc.                                             10,461               $367,286
AmerisourceBergen Corp.                                 15,014                434,205
Cardinal Health, Inc.                                   11,395                410,562
CIGNA Corp.                                             63,647              2,328,207
Coventry Health Care, Inc.                              37,243(b)             920,647
Health Management Associates, Inc., Class A             25,724(b)             221,226
Health Net, Inc.                                        31,055(b)             772,338
Humana, Inc.                                             9,374(b)             438,422
McKesson Corp.                                           8,284                544,424
Tenet Healthcare Corp.                                  54,784(b)             313,364
UnitedHealth Group, Inc.                                82,602              2,698,608
WellPoint, Inc.                                         16,399(b)           1,055,768
                                                                      ---------------
Total                                                                      10,505,057
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
Las Vegas Sands Corp.                                   18,376(b,e)           388,652
Royal Caribbean Cruises Ltd.                            22,753(b,e)           750,622
Wyndham Worldwide Corp.                                 17,055                438,825
                                                                      ---------------
Total                                                                       1,578,099
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.5%)
DR Horton, Inc.                                         31,409                395,753
Fortune Brands, Inc.                                     6,254                303,382
Harman International Industries, Inc.                   10,024(b)             468,923
Lennar Corp., Class A                                   49,589                853,427
MDC Holdings, Inc.                                       7,011                242,651
Mohawk Industries, Inc.                                  4,940(b)             268,637
NVR, Inc.                                                  483(b)             350,900
Pulte Group, Inc.                                       26,584(b)             299,070
Whirlpool Corp.                                         10,345                902,600
                                                                      ---------------
Total                                                                       4,085,343
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.9%)
Clorox Co.                                               8,104                519,791
The Procter & Gamble Co.                                72,942              4,615,040
                                                                      ---------------
Total                                                                       5,134,831
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
Constellation Energy Group, Inc.                         9,236                324,276
Mirant Corp.                                            18,141(b)             197,011
The AES Corp.                                           37,598(b)             413,578
                                                                      ---------------
Total                                                                         934,865
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (3.0%)
General Electric Co.                                   376,527              6,852,791
Textron, Inc.                                           45,781                971,931
Tyco International Ltd.                                 13,391(c)             512,206
                                                                      ---------------
Total                                                                       8,336,928
-------------------------------------------------------------------------------------

INSURANCE (10.2%)
Allied World Assurance Co. Holdings Ltd.                17,448(c)             782,543
American Financial Group, Inc.                          11,069                314,913
Arch Capital Group Ltd.                                  9,244(b,c)           704,855
Aspen Insurance Holdings Ltd.                           14,238(c)             410,624
Assurant, Inc.                                          34,820              1,197,112
Axis Capital Holdings Ltd.                              15,528(c)             485,405
Cincinnati Financial Corp.                              15,948                460,897
Endurance Specialty Holdings Ltd.                       15,827(c)             587,973
Everest Re Group Ltd.                                    3,021(c)             244,490
First American Corp.                                     7,996                270,585
Hartford Financial Services Group, Inc.                138,859              3,946,373
HCC Insurance Holdings, Inc.                             7,047                194,497
Lincoln National Corp.                                  71,266              2,187,866
MetLife, Inc.                                           40,420              1,751,803
Old Republic International Corp.                        45,368                575,266
PartnerRe Ltd.                                           4,257(c)             339,368


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INSURANCE (CONT.)
Principal Financial Group, Inc.                         15,130               $441,947
Protective Life Corp.                                   14,399                316,634
Prudential Financial, Inc.                              19,873              1,202,317
RenaissanceRe Holdings Ltd.                              6,355(c)             360,710
The Allstate Corp.                                     191,098              6,174,375
The Progressive Corp.                                   40,587                774,806
The Travelers Companies, Inc.                           35,398              1,909,368
Torchmark Corp.                                         23,495              1,257,217
Transatlantic Holdings, Inc.                             4,571                241,349
Validus Holdings Ltd.                                   10,457(c)             287,881
White Mountains Insurance Group Ltd.                       797                282,935
WR Berkley Corp.                                        17,627                459,888
                                                                      ---------------
Total                                                                      28,163,997
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.5%)
Expedia, Inc.                                           12,947                323,157
Liberty Media Corp.- Interactive, Class A               62,490(b,g)           956,722
                                                                      ---------------
Total                                                                       1,279,879
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.8%)
eBay, Inc.                                              83,696(b)           2,255,607
-------------------------------------------------------------------------------------

IT SERVICES (0.2%)
Lender Processing Services, Inc.                         5,388                203,397
SAIC, Inc.                                              25,488(b)             451,138
                                                                      ---------------
Total                                                                         654,535
-------------------------------------------------------------------------------------

MACHINERY (2.0%)
Bucyrus International, Inc.                             12,748                841,240
Crane Co.                                                7,915                280,983
Cummins, Inc.                                            9,839                609,526
Eaton Corp.                                              7,176                543,726
Ingersoll-Rand PLC                                       7,987(c)             278,507
Joy Global, Inc.                                        14,550                823,529
Oshkosh Corp.                                           16,278(b)             656,654
SPX Corp.                                                5,243                347,716
Stanley Black & Decker, Inc.                             6,258                359,272
Terex Corp.                                             21,211(b)             481,702
WABCO Holdings, Inc.                                    12,601(b)             377,022
                                                                      ---------------
Total                                                                       5,599,877
-------------------------------------------------------------------------------------

MEDIA (4.2%)
CBS Corp., Class B                                     250,173              3,487,412
Gannett Co., Inc.                                       33,122                547,175
Liberty Media Corp.- Capital, Series A                  13,652(b,g)           496,523
Meredith Corp.                                           9,479                326,172
News Corp., Class A                                    333,809              4,810,189
Viacom, Inc., Class B                                   30,871(b)           1,061,345
Virgin Media, Inc.                                      45,066                777,839
                                                                      ---------------
Total                                                                      11,506,655
-------------------------------------------------------------------------------------

METALS & MINING (5.1%)
AK Steel Holding Corp.                                  14,142                323,286
Alcoa, Inc.                                            178,050              2,535,432
Allegheny Technologies, Inc.                            17,113                923,931
Carpenter Technology Corp.                               7,748                283,577
Cliffs Natural Resources, Inc.                           6,730                477,494
Commercial Metals Co.                                   37,315                561,964
Freeport-McMoRan Copper & Gold, Inc.                    60,244              5,032,783
Reliance Steel & Aluminum Co.                            1,022                 50,313
Southern Copper Corp.                                   20,281                642,299
United States Steel Corp.                               50,823              3,228,277
                                                                      ---------------
Total                                                                      14,059,356
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.6%)
JC Penney Co., Inc.                                     16,267                523,309
Macy's, Inc.                                            24,303                529,076
Sears Holdings Corp.                                     4,650(b,e)           504,200
                                                                      ---------------
Total                                                                       1,556,585
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MULTI-UTILITIES (0.6%)
DTE Energy Co.                                           8,595               $383,337
NSTAR                                                    5,559                196,900
PG&E Corp.                                              21,699                920,472
SCANA Corp.                                              7,763                291,811
                                                                      ---------------
Total                                                                       1,792,520
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.2%)
Xerox Corp.                                             54,835                534,641
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (13.8%)
Chesapeake Energy Corp.                                 43,341              1,024,581
Chevron Corp.                                           52,606              3,989,113
Cimarex Energy Co.                                       8,333                494,814
ConocoPhillips                                         268,869(d)          13,758,026
EXCO Resources, Inc.                                    15,521                285,276
Exxon Mobil Corp.                                       66,073              4,425,569
Frontier Oil Corp.                                      20,387                275,225
Marathon Oil Corp.                                     176,616              5,588,129
Massey Energy Co.                                        7,757                405,614
Newfield Exploration Co.                                 8,295(b)             431,755
Pioneer Natural Resources Co.                           17,470                983,910
St. Mary Land & Exploration Co.                          9,009                313,603
Sunoco, Inc.                                            18,158                539,474
Tesoro Corp.                                            55,679                773,938
The Williams Companies, Inc.                            15,269                352,714
Valero Energy Corp.                                    195,798              3,857,221
Whiting Petroleum Corp.                                  7,665(b)             619,639
                                                                      ---------------
Total                                                                      38,118,601
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.8%)
International Paper Co.                                 67,711              1,666,368
MeadWestvaco Corp.                                      25,926                662,409
                                                                      ---------------
Total                                                                       2,328,777
-------------------------------------------------------------------------------------

PHARMACEUTICALS (7.5%)
Bristol-Myers Squibb Co.                                45,978              1,227,613
King Pharmaceuticals, Inc.                              54,314(b)             638,733
Merck & Co., Inc.                                      129,269              4,828,197
Mylan, Inc.                                             17,401(b,e)           395,177
Pfizer, Inc.                                           798,506             13,694,377
                                                                      ---------------
Total                                                                      20,784,097
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.0%)
Boston Properties, Inc.                                 10,674                805,247
Equity Residential                                      21,248                831,859
Hospitality Properties Trust                            13,676                327,540
ProLogis                                                 9,449                124,727
Simon Property Group, Inc.                              21,929              1,839,843
SL Green Realty Corp.                                   11,582                663,301
Ventas, Inc.                                            15,684                744,676
Vornado Realty Trust                                     4,238                320,817
                                                                      ---------------
Total                                                                       5,658,010
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
CB Richard Ellis Group, Inc., Class A                   27,250(b)             431,913
-------------------------------------------------------------------------------------

ROAD & RAIL (1.2%)
CSX Corp.                                               30,206              1,537,486
Hertz Global Holdings, Inc.                             27,994(b)             279,660
Kansas City Southern                                     9,591(b)             346,906
Norfolk Southern Corp.                                  18,905              1,056,600
                                                                      ---------------
Total                                                                       3,220,652
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.9%)
Advanced Micro Devices, Inc.                            30,386(b)             281,678
Cree, Inc.                                               6,267(b)             440,069
LSI Corp.                                               59,539(b)             364,379
Marvell Technology Group Ltd.                           24,768(b,c)           504,772
Micron Technology, Inc.                                 93,793(b)             974,509
                                                                      ---------------
Total                                                                       2,565,407
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SOFTWARE (0.2%)
Rovi Corp.                                              13,606(b)            $505,191
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (3.1%)
Abercrombie & Fitch Co.,
 Class A                                                 8,377                382,326
AutoNation, Inc.                                        15,563(b)             281,379
CarMax, Inc.                                            18,074(b)             454,019
Chico's FAS, Inc.                                       16,104                232,220
Foot Locker, Inc.                                       20,815                313,058
Home Depot, Inc.                                       111,967              3,622,132
Limited Brands, Inc.                                    35,468                873,222
Office Depot, Inc.                                      72,763(b)             580,649
RadioShack Corp.                                        13,662                309,171
Signet Jewelers Ltd.                                    14,191(b,c)           458,937
The Gap, Inc.                                           13,675                316,029
Tiffany & Co.                                            6,657                316,141
Williams-Sonoma, Inc.                                   21,364                561,660
                                                                      ---------------
Total                                                                       8,700,943
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Jones Apparel Group, Inc.                               25,258                480,407
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
NII Holdings, Inc.                                      17,362(b)             723,301
Sprint Nextel Corp.                                    139,099(b)             528,576
                                                                      ---------------
Total                                                                       1,251,877
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $214,018,851)                                                     $272,887,452
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%              2,277,046(f)          $2,277,046
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,277,046)                                                         $2,277,046
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL
RECEIVED FOR SECURITIES ON
LOAN (0.8%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     2,311,480             $2,311,480
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $2,311,480)                                                         $2,311,480
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $218,607,377)(h)                                                  $277,475,978
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2010



                              NUMBER OF                                  UNREALIZED
                              CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION        LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-------------------------------------------------------------------------------------
S&P 500 Index                    12          $3,495,600    June 2010           $6,059





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS



     ADR -- American Depository Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities represented 3.82% of net assets.

(d) At March 31, 2010, investments in securities included securities valued at $741,965 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e) At March 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(f) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at March 31, 2010.

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(h) At March 31, 2010, the cost of securities for federal income tax purposes was approximately $218,607,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $60,610,000
     Unrealized depreciation                          (1,741,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $58,869,000
     -----------------------------------------------------------




--------------------------------------------------------------------------------
16  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

                                                FAIR VALUE AT MARCH 31, 2010
                              ---------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)              $272,887,452          $--             $--        $272,887,452
---------------------------------------------------------------------------------------------
Total Equity Securities          272,887,452           --              --         272,887,452
---------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                        2,277,046           --              --           2,277,046
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(c)                        2,311,480           --              --           2,311,480
---------------------------------------------------------------------------------------------
Total Other                        4,588,526           --              --           4,588,526
---------------------------------------------------------------------------------------------
Investments in Securities        277,475,978           --              --         277,475,978
Other Financial
  Instruments(d)                       6,059           --              --               6,059
---------------------------------------------------------------------------------------------
Total                           $277,482,037          $--             $--        $277,482,037
---------------------------------------------------------------------------------------------


(a)  Industry classifications are identified in the Portfolio of Investments.

(b) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.


--------------------------------------------------------------------------------
18  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  19

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MARCH 31, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $214,018,851)             $272,887,452
  Affiliated money market fund (identified cost $2,277,046)           2,277,046
  Investments of cash collateral received for securities on loan
    (identified cost $2,311,480)                                      2,311,480
-------------------------------------------------------------------------------
Total investments in securities (identified cost $218,607,377)      277,475,978
Capital shares receivable                                                35,853
Dividends and accrued interest receivable                               370,541
Receivable for investment securities sold                             4,673,472
-------------------------------------------------------------------------------
Total assets                                                        282,555,844
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                1,072,084
Payable for investment securities purchased                           2,677,570
Payable upon return of securities loaned                              2,311,480
Variation margin payable on futures contracts                             7,350
Accrued investment management services fees                               4,566
Accrued distribution fees                                                86,942
Accrued transfer agency fees                                              1,147
Accrued administrative services fees                                        457
Accrued plan administration services fees                                    13
Other accrued expenses                                                   48,544
-------------------------------------------------------------------------------
Total liabilities                                                     6,210,153
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $276,345,691
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    333,272
Additional paid-in capital                                          201,544,896
Undistributed net investment income                                     445,119
Accumulated net realized gain (loss)                                 15,147,744
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         58,874,660
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $276,345,691
-------------------------------------------------------------------------------
*Value of securities on loan                                       $  2,245,974
-------------------------------------------------------------------------------




--------------------------------------------------------------------------------
20  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $  2,093,174              252,629                       $8.29(1)
Class B          $    100,858               12,216                       $8.26
Class C          $     49,309                5,995                       $8.23
Class I          $ 67,589,294            8,134,119                       $8.31
Class R2         $      8,288                1,000                       $8.29
Class R3         $      8,294                1,000                       $8.29
Class R4         $     15,055                1,814                       $8.30
Class R5         $      8,308                1,000                       $8.31
Class W          $206,473,111           24,917,472                       $8.29
------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $8.80. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  21

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $ 2,540,457
Income distributions from affiliated money market fund                   2,409
Income from securities lending -- net                                   27,919
------------------------------------------------------------------------------
Total income                                                         2,570,785
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    802,969
Distribution fees
  Class A                                                                2,187
  Class B                                                                  367
  Class C                                                                  195
  Class R2                                                                  20
  Class R3                                                                  10
  Class W                                                              271,335
Transfer agency fees
  Class A                                                                1,300
  Class B                                                                   60
  Class C                                                                   31
  Class R2                                                                   2
  Class R3                                                                   2
  Class R4                                                                   4
  Class R5                                                                   2
  Class W                                                              217,068
Administrative services fees                                            84,362
Plan administration services fees
  Class R2                                                                  10
  Class R3                                                                  10
  Class R4                                                                  18
Compensation of board members                                            4,199
Custodian fees                                                           1,510
Printing and postage                                                    39,144
Registration fees                                                       24,327
Professional fees                                                        6,946
Other                                                                   15,032
------------------------------------------------------------------------------
Total expenses                                                       1,471,110
------------------------------------------------------------------------------
Investment income (loss) -- net                                      1,099,675
------------------------------------------------------------------------------



--------------------------------------------------------------------------------
22  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $18,817,812
  Futures contracts                                                    127,434
------------------------------------------------------------------------------
Net realized gain (loss) on investments                             18,945,246
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        11,056,791
------------------------------------------------------------------------------
Net gain (loss) on investments                                      30,002,037
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $31,101,712
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                     MARCH 31, 2010  SEPT. 30, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  1,099,675    $  2,201,784
Net realized gain (loss) on investments                                  18,945,246       6,480,296
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     11,056,791      48,725,301
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          31,101,712      57,407,381
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                 (14,454)         (9,668)
    Class B                                                                      --            (837)
    Class C                                                                    (342)            (24)
    Class I                                                                (738,879)       (157,247)
    Class R2                                                                    (42)            (34)
    Class R3                                                                    (59)            (42)
    Class R4                                                                   (139)            (50)
    Class R5                                                                    (91)            (51)
    Class W                                                              (1,951,073)            (38)
  Net realized gain
    Class A                                                                 (60,594)             --
    Class B                                                                  (2,295)             --
    Class C                                                                  (1,720)             --
    Class I                                                              (2,300,093)             --
    Class R2                                                                   (295)             --
    Class R3                                                                   (295)             --
    Class R4                                                                   (524)             --
    Class R5                                                                   (295)             --
    Class W                                                              (7,936,857)             --
---------------------------------------------------------------------------------------------------
Total distributions                                                     (13,008,047)       (167,991)
---------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
24  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                     MARCH 31, 2010  SEPT. 30, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $    690,611    $  1,427,652
  Class B shares                                                             38,453         127,006
  Class C shares                                                             20,946          17,298
  Class I shares                                                         13,666,516      54,141,133
  Class R4 shares                                                                --           5,000
  Class W shares                                                         15,172,601     225,324,859
Reinvestment of distributions at net asset value
  Class A shares                                                             74,487           9,599
  Class B shares                                                              2,000             789
  Class C shares                                                                808               3
  Class I shares                                                          3,038,845         131,161
  Class R4 shares                                                               290              --
  Class W shares                                                          9,887,562              --
Conversions from Class B to Class A
  Class A shares                                                                 --          52,678
  Class B shares                                                                 --         (52,678)
Payments for redemptions
  Class A shares                                                           (225,782)       (556,099)
  Class B shares                                                             (2,950)        (43,115)
  Class C shares                                                             (2,420)             --
  Class I shares                                                        (13,310,112)    (11,280,278)
  Class W shares                                                        (69,480,066)    (36,692,185)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (40,428,211)    232,612,823
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (22,334,546)    289,852,213
Net assets at beginning of period                                       298,680,237       8,828,024
---------------------------------------------------------------------------------------------------
Net assets at end of period                                            $276,345,691    $298,680,237
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $    445,119    $  2,050,523
---------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                         YEAR ENDED SEPT. 30,
CLASS A                                            SIX MONTHS ENDED      --------------------
PER SHARE                                           MARCH 31, 2010         2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $7.78             $9.14       $10.16
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03               .12          .04
Net gains (losses) (both realized and
 unrealized)                                               .85             (1.43)       (1.06)
---------------------------------------------------------------------------------------------
Total from investment operations                           .88             (1.31)       (1.02)
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)             (.05)          --
Distributions from realized gains                         (.30)               --           --
---------------------------------------------------------------------------------------------
Total distributions                                       (.37)             (.05)          --
---------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.29             $7.78        $9.14
---------------------------------------------------------------------------------------------
TOTAL RETURN                                            11.62%           (14.23%)     (10.04%)
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.11%(c)          1.34%        4.14%(c)
---------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.11%(c)          1.26%        1.28%(c)
---------------------------------------------------------------------------------------------
Net investment income (loss)                              .72%(c)          1.83%        2.91%(c)
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2                $1          $--
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%               63%           6%
---------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
26  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                         YEAR ENDED SEPT. 30,
CLASS B                                            SIX MONTHS ENDED      --------------------
PER SHARE                                           MARCH 31, 2010         2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $7.71             $9.13       $10.16
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(e)            .07          .02
Net gains (losses) (both realized and
 unrealized)                                               .85             (1.44)       (1.05)
---------------------------------------------------------------------------------------------
Total from investment operations                           .85             (1.37)       (1.03)
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.05)          --
Distributions from realized gains                         (.30)               --           --
---------------------------------------------------------------------------------------------
Total distributions                                       (.30)             (.05)          --
---------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.26             $7.71        $9.13
---------------------------------------------------------------------------------------------
TOTAL RETURN                                            11.25%           (14.94%)     (10.14%)
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.88%(c)          2.10%        5.06%(c)
---------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.88%(c)          2.02%        2.04%(c)
---------------------------------------------------------------------------------------------
Net investment income (loss)                             (.05%)(c)         1.04%        1.48%(c)
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--          $--
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%               63%           6%
---------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                         YEAR ENDED SEPT. 30,
CLASS C                                            SIX MONTHS ENDED      --------------------
PER SHARE                                           MARCH 31, 2010         2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $7.74             $9.12       $10.16
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(e)            .07          .02
Net gains (losses) (both realized and
 unrealized)                                               .84             (1.43)       (1.06)
---------------------------------------------------------------------------------------------
Total from investment operations                           .84             (1.36)       (1.04)
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.05)             (.02)          --
Distributions from realized gains                         (.30)               --           --
---------------------------------------------------------------------------------------------
Total distributions                                       (.35)             (.02)          --
---------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.23             $7.74        $9.12
---------------------------------------------------------------------------------------------
TOTAL RETURN                                            11.25%           (14.87%)     (10.24%)
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.87%(c)          2.12%        5.15%(c)
---------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.87%(c)          2.01%        2.04%(c)
---------------------------------------------------------------------------------------------
Net investment income (loss)                             (.08%)(c)         1.05%        1.37%(c)
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--          $--
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%               63%           6%
---------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
28  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                         YEAR ENDED SEPT. 30,
CLASS I                                            SIX MONTHS ENDED      --------------------
PER SHARE                                           MARCH 31, 2010         2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $7.81             $9.14       $10.16
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04               .15          .04
Net gains (losses) (both realized and
 unrealized)                                               .85             (1.43)       (1.06)
---------------------------------------------------------------------------------------------
Total from investment operations                           .89             (1.28)       (1.02)
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)             (.05)          --
Distributions from realized gains                         (.30)               --           --
---------------------------------------------------------------------------------------------
Total distributions                                       (.39)             (.05)          --
---------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.31             $7.81        $9.14
---------------------------------------------------------------------------------------------
TOTAL RETURN                                            11.79%           (13.87%)     (10.04%)
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .70%(c)           .88%        3.83%(c)
---------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .70%(c)           .88%         .91%(c)
---------------------------------------------------------------------------------------------
Net investment income (loss)                             1.12%(c)          2.22%        2.55%(c)
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $68               $60           $8
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%               63%           6%
---------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                         YEAR ENDED SEPT. 30,
CLASS R2                                           SIX MONTHS ENDED      --------------------
PER SHARE                                           MARCH 31, 2010         2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $7.77             $9.13       $10.16
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01               .10          .03
Net gains (losses) (both realized and
 unrealized)                                               .85             (1.43)       (1.06)
---------------------------------------------------------------------------------------------
Total from investment operations                           .86             (1.33)       (1.03)
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.04)             (.03)          --
Distributions from realized gains                         (.30)               --           --
---------------------------------------------------------------------------------------------
Total distributions                                       (.34)             (.03)          --
---------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.29             $7.77        $9.13
---------------------------------------------------------------------------------------------
TOTAL RETURN                                            11.37%           (14.46%)     (10.14%)
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.49%(c)          1.82%        4.76%(c)
---------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.49%(c)          1.55%        1.71%(c)
---------------------------------------------------------------------------------------------
Net investment income (loss)                              .34%(c)          1.59%        1.70%(c)
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--          $--
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%               63%           6%
---------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
30  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                         YEAR ENDED SEPT. 30,
CLASS R3                                           SIX MONTHS ENDED      --------------------
PER SHARE                                           MARCH 31, 2010         2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $7.78             $9.13       $10.16
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02               .12          .03
Net gains (losses) (both realized and
 unrealized)                                               .84             (1.43)       (1.06)
---------------------------------------------------------------------------------------------
Total from investment operations                           .86             (1.31)       (1.03)
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.05)             (.04)          --
Distributions from realized gains                         (.30)               --           --
---------------------------------------------------------------------------------------------
Total distributions                                       (.35)             (.04)          --
---------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.29             $7.78        $9.13
---------------------------------------------------------------------------------------------
TOTAL RETURN                                            11.46%           (14.24%)     (10.14%)
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.24%(c)          1.57%        4.51%(c)
---------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.24%(c)          1.30%        1.46%(c)
---------------------------------------------------------------------------------------------
Net investment income (loss)                              .59%(c)          1.84%        1.96%(c)
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--          $--
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%               63%           6%
---------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                         YEAR ENDED SEPT. 30,
CLASS R4                                           SIX MONTHS ENDED      --------------------
PER SHARE                                           MARCH 31, 2010         2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $7.79             $9.14       $10.16
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03               .14          .04
Net gains (losses) (both realized and
 unrealized)                                               .85             (1.44)       (1.06)
---------------------------------------------------------------------------------------------
Total from investment operations                           .88             (1.30)       (1.02)
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)             (.05)          --
Distributions from realized gains                         (.30)               --           --
---------------------------------------------------------------------------------------------
Total distributions                                       (.37)             (.05)          --
---------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.30             $7.79        $9.14
---------------------------------------------------------------------------------------------
TOTAL RETURN                                            11.71%           (14.12%)     (10.04%)
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.00%(c)          1.25%        4.26%(c)
---------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.00%(c)          1.08%        1.21%(c)
---------------------------------------------------------------------------------------------
Net investment income (loss)                              .82%(c)          2.08%        2.18%(c)
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--          $--
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%               63%           6%
---------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
32  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                         YEAR ENDED SEPT. 30,
CLASS R5                                           SIX MONTHS ENDED      --------------------
PER SHARE                                           MARCH 31, 2010         2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $7.80             $9.14       $10.16
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04               .14          .04
Net gains (losses) (both realized and
 unrealized)                                               .86             (1.43)       (1.06)
---------------------------------------------------------------------------------------------
Total from investment operations                           .90             (1.29)       (1.02)
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)             (.05)          --
Distributions from realized gains                         (.30)               --           --
---------------------------------------------------------------------------------------------
Total distributions                                       (.39)             (.05)          --
---------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.31             $7.80        $9.14
---------------------------------------------------------------------------------------------
TOTAL RETURN                                            11.89%           (13.99%)     (10.04%)
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .74%(c)          1.08%        4.01%(c)
---------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .74%(c)           .93%         .96%(c)
---------------------------------------------------------------------------------------------
Net investment income (loss)                             1.09%(c)          2.20%        2.45%(c)
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--          $--
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%               63%           6%
---------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                         YEAR ENDED SEPT. 30,
CLASS W                                            SIX MONTHS ENDED      --------------------
PER SHARE                                           MARCH 31, 2010         2009       2008(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $7.78             $9.14       $10.16
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03               .12          .03
Net gains (losses) (both realized and
 unrealized)                                               .85             (1.44)       (1.05)
---------------------------------------------------------------------------------------------
Total from investment operations                           .88             (1.32)       (1.02)
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)             (.04)          --
Distributions from realized gains                         (.30)               --           --
---------------------------------------------------------------------------------------------
Total distributions                                       (.37)             (.04)          --
---------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.29             $7.78        $9.14
---------------------------------------------------------------------------------------------
TOTAL RETURN                                            11.65%           (14.39%)     (10.04%)
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.14%(c)          1.19%        4.42%(c)
---------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.14%(c)          1.19%        1.36%(c)
---------------------------------------------------------------------------------------------
Net investment income (loss)                              .69%(c)          1.77%        2.09%(c)
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $206              $237          $--
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%               63%           6%
---------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e) Rounds to zero.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF MARCH 31, 2010)

1. ORGANIZATION

RiverSource Disciplined Large Cap Value Fund (the Fund) is a series of RiverSource Investment Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase or that are within the capitalization range of companies in the Russell 1000(R) Value Index at the time of purchase.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At March 31, 2010, RiverSource Investments, LLC* (RiverSource Investments or the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to

--------------------------------------------------------------------------------
36  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments

--------------------------------------------------------------------------------
38  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT MARCH 31, 2010


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Equity contracts     Net                              Net
                     assets -- unrealiz-              assets -- unrealiz-
                     ed appreciation on               ed depreciation on
                     investments            $6,059*   investments              N/A
-------------------------------------------------------------------------------------------
TOTAL                                       $6,059                             N/A
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2010


   AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN
                              INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Equity contracts                                   $127,434
-----------------------------------------------------------------
Total                                              $127,434
-----------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                       RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Equity contracts                                     $3,048
-----------------------------------------------------------------
Total                                                $3,048
-----------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long contracts outstanding was $3.5 million at March 31, 2010. The monthly average gross notional amount for these contracts was $2.9 million for the six months ended March 31, 2010. The fair value of such contracts on March 31, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment

--------------------------------------------------------------------------------
40  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $40,652 for the six months ended March 31, 2010. The management fee for the six months ended March 31, 2010 was 0.57% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended March 31, 2010 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2010, other expenses paid to this company were $1,194.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3

* Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.* (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $9,000 and $1,000 for Class B and Class C shares, respectively. This amount is based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $1,992 for Class A for the six months ended March 31, 2010.


* Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as Columbia Management Investment Distributors, Inc.

--------------------------------------------------------------------------------
42  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Nov. 30, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.28%
Class B..............................................  2.04
Class C..............................................  2.05
Class I..............................................  0.91
Class R2.............................................  1.71
Class R3.............................................  1.46
Class R4.............................................  1.21
Class R5.............................................  0.96
Class W..............................................  1.36


For the six months ended March 31, 2010, the waiver was not invoked since the Fund's expenses were below the cap.

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $73,603,082 and $124,699,491, respectively, for the six months ended March 31, 2010. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                        MARCH 31, 2010   SEPT. 30, 2009
-----------------------------------------------------------------------
CLASS A
Sold                                          87,346          221,131
Converted from Class B*                           --            7,420
Reinvested distributions                       9,686            1,457
Redeemed                                     (28,825)         (88,777)
-----------------------------------------------------------------------
Net increase (decrease)                       68,207          141,231
-----------------------------------------------------------------------

CLASS B
Sold                                           4,861           19,903
Reinvested distributions                         260              120
Converted to Class A*                             --           (7,472)
Redeemed                                        (369)          (7,207)
-----------------------------------------------------------------------
Net increase (decrease)                        4,752            5,344
-----------------------------------------------------------------------

CLASS C
Sold                                           2,668            2,523
Reinvested distributions                         106                1
Redeemed                                        (303)              --
-----------------------------------------------------------------------
Net increase (decrease)                        2,471            2,524
-----------------------------------------------------------------------

CLASS I
Sold                                       1,725,851        8,480,845
Reinvested distributions                     394,655           19,873
Redeemed                                  (1,674,742)      (1,726,777)
-----------------------------------------------------------------------
Net increase (decrease)                      445,764        6,773,941
-----------------------------------------------------------------------

CLASS R4
Sold                                              --              776
Reinvested distributions                          38               --
Redeemed                                          --               --
-----------------------------------------------------------------------
Net increase (decrease)                           38              776
-----------------------------------------------------------------------

CLASS W
Sold                                       1,942,881       35,636,689
Reinvested distributions                   1,285,769               --
Redeemed                                  (8,780,956)      (5,167,911)
-----------------------------------------------------------------------
Net increase(decrease)                    (5,552,306)      30,468,778
-----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.


--------------------------------------------------------------------------------
44  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2010, securities valued at $2,245,974 were on loan, secured by cash collateral of $2,311,480 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $27,919 earned from securities lending for the six months ended March 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


RiverSource Short-Term Cash Fund aggregated $48,449,786 and $47,496,439, respectively, for the six months ended March 31, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at March 31, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended March 31, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, re-characterization

--------------------------------------------------------------------------------
46  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



of real estate investment trust (REIT) distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed

--------------------------------------------------------------------------------
48  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  49

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
50  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(RIVERSOURCE INVESTMENTS LOGO)  rights reserved.                                                   S-6524 C (5/10)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
DIVERSIFIED EQUITY INCOME FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MARCH 31, 2010


RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH A HIGH LEVEL OF CURRENT
INCOME AND, AS A SECONDARY OBJECTIVE, STEADY GROWTH
OF CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    8

Portfolio of Investments...........   11

Statement of Assets and
  Liabilities......................   27

Statement of Operations............   29

Statements of Changes in Net
  Assets...........................   31

Financial Highlights...............   33

Notes to Financial Statements......   42

Proxy Voting.......................   57




--------------------------------------------------------------------------------
2  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Diversified Equity Income Fund (the Fund) Class A shares increased
  11.94% (excluding sales charge) for the six months ended March 31, 2010.

> The Fund outperformed the 11.28% increase of the Russell 1000(R) Value Index for the same time period.

> The Fund also outperformed the 10.90% increase of the Lipper Equity Income
  Funds Index, representing the Fund's peer group for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2010)
--------------------------------------------------------------------------------

                                6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------------------
RiverSource Diversified Equity
  Income Fund Class A
  (excluding sales charge)       +11.94%   +52.90%   -5.24%   +3.20%   +5.06%
------------------------------------------------------------------------------
Russell 1000 Value Index(1)
  (unmanaged)                    +11.28%   +53.55%   -7.33%   +1.05%   +3.10%
------------------------------------------------------------------------------
Lipper Equity Income Funds
  Index(2)                       +10.90%   +48.54%   -5.12%   +1.72%   +2.84%
------------------------------------------------------------------------------


*   Not annualized.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Equity Income Funds Index includes the 30 largest equity income funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
         RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2010
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  10/15/90)                +11.94%   +52.90%   -5.24%   +3.20%   +5.06%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 +11.49%   +51.78%   -5.98%   +2.41%   +4.26%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +11.54%   +51.86%   -5.96%   +2.42%     N/A       +4.77%
-------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                  +12.19%   +53.68%   -4.85%   +3.62%     N/A       +5.05%
-------------------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                +11.68%   +52.29%   -5.61%     N/A      N/A       -4.69%
-------------------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                +11.89%   +52.86%   -5.34%     N/A      N/A       -4.42%
-------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                 +12.01%   +53.34%   -5.09%   +3.38%   +5.24%        N/A
-------------------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                +12.15%   +53.52%   -4.89%     N/A      N/A       -3.97%
-------------------------------------------------------------------------------------
Class W (inception
  12/1/06)                 +11.92%   +53.09%   -5.25%     N/A      N/A       -3.95%
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  10/15/90)                 +5.50%   +44.10%   -7.09%   +1.99%   +4.44%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  +6.49%   +46.78%   -6.80%   +2.10%   +4.26%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +10.54%   +50.86%   -5.96%   +2.42%     N/A       +4.77%
-------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
4  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
   X                      LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.




International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
         RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

SECTOR BREAKDOWN(1) (at March 31, 2010)
---------------------------------------------------------------------


STOCKS                                     96.9%
------------------------------------------------
Consumer Discretionary                      6.4%
------------------------------------------------
Consumer Staples                            7.1%
------------------------------------------------
Energy                                     14.0%
------------------------------------------------
Financials                                 16.7%
------------------------------------------------
Health Care                                 9.7%
------------------------------------------------
Industrials                                16.7%
------------------------------------------------
Information Technology                     13.2%
------------------------------------------------
Materials                                   6.2%
------------------------------------------------
Telecommunication Services                  4.5%
------------------------------------------------
Utilities                                   2.4%
------------------------------------------------

EQUITY-LINKED NOTES                         1.2%
------------------------------------------------

BONDS                                       1.0%
------------------------------------------------
Consumer Discretionary                      0.4%
------------------------------------------------
Telecommunication                           0.6%
------------------------------------------------

OTHER(2)                                    0.9%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
6  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP TEN HOLDINGS(1) (at March 31, 2010)
---------------------------------------------------------------------

Hewlett-Packard Co.                         4.4%
------------------------------------------------
Bank of America Corp.                       3.7%
------------------------------------------------
Intel Corp.                                 2.9%
------------------------------------------------
Lorillard, Inc.                             2.7%
------------------------------------------------
XL Capital Ltd., Class A                    2.6%
------------------------------------------------
Wal-Mart Stores, Inc.                       2.5%
------------------------------------------------
Bristol-Myers Squibb Co.                    2.5%
------------------------------------------------
Merck & Co., Inc.                           2.2%
------------------------------------------------
Chevron Corp.                               1.9%
------------------------------------------------
JPMorgan Chase & Co.                        1.8%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
         RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 OCT. 1, 2009  MARCH 31, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,119.40        $ 5.97         1.13%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.30        $ 5.69         1.13%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,114.90        $10.02         1.90%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.46        $ 9.55         1.90%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,115.40        $ 9.97         1.89%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.51        $ 9.50         1.89%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,121.90        $ 3.60          .68%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.54        $ 3.43          .68%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,116.80        $ 7.81         1.48%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.55        $ 7.44         1.48%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,118.90        $ 6.50         1.23%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.80        $ 6.19         1.23%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,120.10        $ 5.18          .98%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.04        $ 4.94          .98%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,121.50        $ 3.86          .73%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.29        $ 3.68          .73%
-------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
         RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 OCT. 1, 2009  MARCH 31, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class W
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,119.20        $ 5.81         1.10%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.45        $ 5.54         1.10%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2010: +11.94% for Class A, +11.49% for Class B, +11.54% for Class C, +12.19% for Class I, +11.68% for Class R2, +11.89% for Class R3, +12.01% for Class R4, +12.15%
    for Class R5, and +11.92% for Class W.


--------------------------------------------------------------------------------
10  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
MARCH 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (96.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.2%)
Goodrich Corp.                                         373,642(d)         $26,349,234
Honeywell International, Inc.                          658,772(d)          29,822,608
                                                                      ---------------
Total                                                                      56,171,842
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.7%)
United Parcel Service, Inc., Class B                   512,280(d)          32,995,955
-------------------------------------------------------------------------------------

AIRLINES (1.6%)
AMR Corp.                                            1,090,555(b,d)         9,934,956
Continental Airlines, Inc., Class B                    666,414(b,d)        14,641,116
Delta Air Lines, Inc.                                1,870,688(b,d)        27,293,338
UAL Corp.                                              850,000(b,d)        16,617,500
US Airways Group, Inc.                               1,389,129(b,d)        10,210,098
                                                                      ---------------
Total                                                                      78,697,008
-------------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
Ford Motor Co.                                         649,584(b,d)         8,165,271
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.9%)
Artio Global Investors, Inc.                           245,376(d)           6,070,602
Goldman Sachs Group, Inc.                              288,621             49,247,402
Morgan Stanley                                       1,216,311(d)          35,625,749
                                                                      ---------------
Total                                                                      90,943,753
-------------------------------------------------------------------------------------

CHEMICALS (3.0%)
Air Products & Chemicals, Inc.                         375,001             27,731,324
Dow Chemical Co.                                     1,557,452(d)          46,053,856
EI du Pont de Nemours & Co.                          1,831,036(d)          68,187,780
                                                                      ---------------
Total                                                                     141,972,960
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)
US Bancorp                                             355,411(d)           9,198,037
Wells Fargo & Co.                                      989,198(d)          30,783,841
                                                                      ---------------
Total                                                                      39,981,878
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Waste Management, Inc.                                 572,302(d)          19,704,358
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (5.7%)
Hewlett-Packard Co.                                  3,877,148            206,070,416
IBM Corp.                                              498,638(d)          63,950,324
                                                                      ---------------
Total                                                                     270,020,740
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.4%)
Fluor Corp.                                            299,780(d)          13,942,768
Insituform Technologies, Inc., Class A                 238,111(b,d)         6,336,134
                                                                      ---------------
Total                                                                      20,278,902
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.4%)
CEMEX SAB de Cv, ADR                                 2,087,535(b,c,d)      21,313,732
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.5%)
Bank of America Corp.                                9,843,308            175,703,048
JPMorgan Chase & Co.                                 1,911,892             85,557,167
                                                                      ---------------
Total                                                                     261,260,215
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.3%)
AT&T, Inc.                                           3,182,042             82,223,966
CenturyTel, Inc.                                       173,092(d)           6,137,842
Deutsche Telekom AG, ADR                             1,008,170(c,d)        13,610,295
Qwest Communications International, Inc.             5,843,311(d)          30,502,083
Verizon Communications, Inc.                         1,916,827(d)          59,459,974
Windstream Corp.                                     1,134,181(d)          12,351,231
                                                                      ---------------
Total                                                                     204,285,391
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.7%)
American Electric Power Co., Inc.                      362,669             12,396,026
FirstEnergy Corp.                                      265,699(d)          10,386,174
FPL Group, Inc.                                        207,475             10,027,267
                                                                      ---------------
Total                                                                      32,809,467
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (3.4%)
ABB Ltd., ADR                                        2,706,775(b,c)        59,115,966
Cooper Industries PLC                                1,026,848             49,227,093
Emerson Electric Co.                                   870,332(d)          43,812,513
Hubbell, Inc., Class B                                 250,972(d)          12,656,518
                                                                      ---------------
Total                                                                     164,812,090
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.4%)
Tyco Electronics Ltd.                                  626,893(c)         $17,227,020
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.9%)
Baker Hughes, Inc.                                     665,784(d)          31,185,323
Halliburton Co.                                      1,250,999             37,692,600
Schlumberger Ltd.                                      461,137(d)          29,263,754
Tenaris SA, ADR                                        443,634(c,d)        19,049,644
Transocean Ltd.                                        785,751(b,c)        67,873,171
                                                                      ---------------
Total                                                                     185,064,492
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.5%)
Wal-Mart Stores, Inc.                                2,154,762            119,804,767
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Medtronic, Inc.                                        428,471             19,294,049
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.3%)
WellPoint, Inc.                                        187,794(b)          12,090,178
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.3%)
Carnival Corp.                                       1,270,998             49,416,402
Royal Caribbean Cruises Ltd.                           311,523(b,d)        10,277,144
                                                                      ---------------
Total                                                                      59,693,546
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
DR Horton, Inc.                                        531,703(d)           6,699,458
KB Home                                                309,491(d)           5,183,974
Pulte Group, Inc.                                      856,526(b,d)         9,635,918
                                                                      ---------------
Total                                                                      21,519,350
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.2%)
Clorox Co.                                             862,621             55,328,511
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (--%)
CB Calpine Escrow                                    6,000,000(b,e)                 6
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.9%)
3M Co.                                                 322,154             26,922,410
McDermott International, Inc.                          920,918(b)          24,791,113
Tyco International Ltd.                              1,055,974(c)          40,391,005
                                                                      ---------------
Total                                                                      92,104,528
-------------------------------------------------------------------------------------

INSURANCE (7.2%)
ACE Ltd.                                             1,004,926(c)          52,557,629
Allstate Corp.                                         296,908(d)           9,593,097
Aon Corp.                                              532,667(d)          22,750,208
Axis Capital Holdings Ltd.                             429,884(c,d)        13,438,174
Endurance Specialty Holdings Ltd.                      603,690(c,d)        22,427,084
Everest Re Group Ltd.                                   88,885(c)           7,193,463
Lincoln National Corp.                                 269,028              8,259,160
Loews Corp.                                            252,139              9,399,742
Montpelier Re Holdings Ltd.                            573,381(c,d)         9,638,535
PartnerRe Ltd.                                         238,805(c,d)        19,037,535
Travelers Companies, Inc.                              818,086             44,127,559
XL Capital Ltd., Class A                             6,598,043(c,d)       124,703,012
                                                                      ---------------
Total                                                                     343,125,198
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (--%)
AOL, Inc.                                               24,406(b)             616,984
-------------------------------------------------------------------------------------

IT SERVICES (1.4%)
Accenture PLC, Class A                               1,091,499(c)          45,788,383
Computer Sciences Corp.                                409,751(b)          22,327,332
                                                                      ---------------
Total                                                                      68,115,715
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.8%)
Life Technologies Corp.                                755,990(b)          39,515,597
Thermo Fisher Scientific, Inc.                         885,534(b)          45,551,869
                                                                      ---------------
Total                                                                      85,067,466
-------------------------------------------------------------------------------------

MACHINERY (6.4%)
Caterpillar, Inc.                                      936,657(d)          58,868,893
Deere & Co.                                            650,153(d)          38,658,097
Eaton Corp.                                            688,018(d)          52,131,124
Illinois Tool Works, Inc.                            1,038,789             49,197,047
Ingersoll-Rand PLC                                     961,231(c,d)        33,518,125
Parker Hannifin Corp.                                  745,597(d)          48,269,950
Stanley Black & Decker, Inc.                           400,742(d)          23,006,598
                                                                      ---------------
Total                                                                     303,649,834
-------------------------------------------------------------------------------------

MEDIA (0.8%)
Comcast Corp., Class A                                 607,145(d)          11,426,469
Regal Entertainment Group, Class A                   1,057,620(d)          18,582,383
Time Warner, Inc.                                      273,482(d)           8,551,782
                                                                      ---------------
Total                                                                      38,560,634
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

METALS & MINING (2.4%)
Alcoa, Inc.                                          1,503,957(d)         $21,416,348
Freeport-McMoRan Copper & Gold, Inc.                   145,848(d)          12,184,142
Nucor Corp.                                            489,571(d)          22,216,731
Rio Tinto PLC, ADR                                      54,782(c)          12,968,543
United States Steel Corp.                              385,801(d)          24,506,079
Vale SA, ADR                                           410,682(c,d)        13,219,854
Xstrata PLC                                            394,545(b,c)         7,475,040
                                                                      ---------------
Total                                                                     113,986,737
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.9%)
Macy's, Inc.                                         1,653,847(d)          36,004,249
Target Corp.                                           995,360             52,355,936
                                                                      ---------------
Total                                                                      88,360,185
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.7%)
Dominion Resources, Inc.                             1,463,720(d)          60,173,529
Sempra Energy                                          390,514(d)          19,486,649
                                                                      ---------------
Total                                                                      79,660,178
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.0%)
Anadarko Petroleum Corp.                               434,147(d)          31,618,926
Apache Corp.                                           316,211             32,095,417
BP PLC, ADR                                          1,369,695(c,d)        78,168,494
Chevron Corp.                                        1,159,943             87,958,477
ConocoPhillips                                       1,157,764             59,242,784
Devon Energy Corp.                                     235,429             15,168,690
EnCana Corp.                                           368,392(c)          11,431,204
Exxon Mobil Corp.                                    1,101,254(d)          73,761,993
Marathon Oil Corp.                                   1,051,607             33,272,845
Petroleo Brasileiro SA, ADR                            337,111(c,d)        14,998,068
Pioneer Natural Resources Co.                          326,701(d)          18,399,800
Spectra Energy Corp.                                   497,823(d)          11,215,952
Total SA, ADR                                          236,141(c)          13,700,901
                                                                      ---------------
Total                                                                     481,033,551
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Weyerhaeuser Co.                                       419,617(d)          18,996,062
-------------------------------------------------------------------------------------

PHARMACEUTICALS (7.2%)
Abbott Laboratories                                    302,839             15,953,559
Bristol-Myers Squibb Co.                             4,341,912            115,929,050
Johnson & Johnson                                      367,167             23,939,288
Merck & Co., Inc.                                    2,840,985            106,110,790
Pfizer, Inc.                                         3,209,812             55,048,276
Teva Pharmaceutical Industries Ltd., ADR               493,881(c,d)        31,154,013
                                                                      ---------------
Total                                                                     348,134,976
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.2%)
AvalonBay Communities, Inc.                            118,577(d)          10,239,124
Equity Residential                                     267,916(d)          10,488,912
Pebblebrook Hotel Trust                                517,873(b)          10,890,870
ProLogis                                               758,752(d)          10,015,526
Rayonier, Inc.                                         166,543(d)           7,566,048
Ventas, Inc.                                           212,726(d)          10,100,230
                                                                      ---------------
Total                                                                      59,300,710
-------------------------------------------------------------------------------------

ROAD & RAIL (0.5%)
Union Pacific Corp.                                    350,433             25,686,739
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.8%)
Intel Corp.                                          6,239,147            138,883,412
Microchip Technology, Inc.                             648,446(d)          18,260,239
Xilinx, Inc.                                           955,517(d)          24,365,684
                                                                      ---------------
Total                                                                     181,509,335
-------------------------------------------------------------------------------------

SOFTWARE (1.9%)
Microsoft Corp.                                      2,081,991             60,939,877
Oracle Corp.                                         1,095,870             28,152,900
                                                                      ---------------
Total                                                                      89,092,777
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.9%)
Home Depot, Inc.                                     2,061,328(d)          66,683,961
Staples, Inc.                                          949,902(d)          22,218,208
                                                                      ---------------
Total                                                                      88,902,169
-------------------------------------------------------------------------------------

TOBACCO (3.4%)
Lorillard, Inc.                                      1,720,020            129,414,305
Philip Morris International, Inc.                      634,052             33,072,152
                                                                      ---------------
Total                                                                     162,486,457
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Sprint Nextel Corp.                                  3,060,123(b,d)       $11,628,467
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $3,969,021,077)                                                 $4,613,454,183
-------------------------------------------------------------------------------------





EQUITY-LINKED NOTES (1.2%)(g)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
Morgan Stanley
 Absolute Trigger Mandatory Exchangeable Notes
 04-22-10                              --%           $55,423,481(d,e)     $58,374,481
-------------------------------------------------------------------------------------
TOTAL EQUITY-LINKED NOTES
(Cost: $55,423,481)                                                       $58,374,481
-------------------------------------------------------------------------------------



BONDS (1.0%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AUTOMOTIVE (0.4%)
Ford Motor
 Sr Unsecured Convertible
 11-15-16                            4.25%           $12,611,000          $18,973,880
-------------------------------------------------------------------------------------

WIRELINES (0.6%)
Qwest Communications Intl
 Convertible
 11-15-25                            3.50             24,573,000           27,680,010
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $37,184,000)                                                       $46,653,890
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%              43,329,276(f)        $43,329,276
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $43,329,276)                                                       $43,329,276
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (25.2%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (1.2%)
Arabella Finance LLC
 04-08-10                            0.48%           $14,993,800          $14,993,800
Belmont Funding LLC
 04-12-10                            0.48              4,997,933            4,997,933
Cancara Asset Securitisation LLC
 04-23-10                            0.23              4,999,010            4,999,010
Rheingold Securitization
 04-26-10                            0.27             14,996,288           14,996,288
 04-28-10                            0.27              5,998,650            5,998,650
Rhein-Main Securitisation
 04-26-10                            0.27              4,998,800            4,998,800
Versailles Commercial Paper LLC
 04-15-10                            0.28              4,998,794            4,998,794
                                                                      ---------------
Total                                                                      55,983,275
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (17.5%)
Australia and New Zealand Bank Group
 04-26-10                            0.30              5,000,000            5,000,000
 04-27-10                            0.29             15,000,000           15,000,000
 06-16-10                            0.33             10,000,000           10,000,000
Banco di Brescia
 04-06-10                            0.28             14,992,654           14,992,654
Banco Popular Caisse d'Epargne
 04-08-10                            0.28             15,000,000           15,000,000
Banco Popular Espanol
 04-26-10                            0.35             14,991,255           14,991,255
 05-04-10                            0.34              9,994,327            9,994,327
Banco Santander Central Hispano
 04-01-10                            0.18              9,000,000            9,000,000
 04-06-10                            0.30             20,000,000           20,000,000
 04-12-10                            0.27             10,000,000           10,000,000
 04-19-10                            0.31              5,000,000            5,000,000
Bank of Austria
 04-05-10                            0.28             24,993,779           24,993,779
Banque Federative du Credit Mutuel
 04-06-10                            0.36              3,996,375            3,996,375
 04-19-10                            0.35              2,497,846            2,497,846
 05-18-10                            0.32              4,996,048            4,996,048
 06-02-10                            0.37             14,985,830           14,985,830
BNP Paribas
 06-22-10                            0.41             35,000,000           35,000,000


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
CERTIFICATES OF DEPOSIT (CONT.)
Caisse Centrale du Credit Immobilier de France
 04-30-10                            0.35%           $11,996,436          $11,996,436
Caixa Geral de Deposit
 04-08-10                            0.35             10,000,000           10,000,000
Clydesdale Bank
 04-06-10                            0.26             15,000,000           15,000,000
 04-30-10                            0.25              9,995,835            9,995,835
Credit Agricole
 04-01-10                            0.19             50,000,000           50,000,000
Credit Industrial et Commercial
 04-13-10                            0.34             10,000,000           10,000,000
 04-26-10                            0.32              4,001,003            4,001,003
Credit Suisse
 04-23-10                            0.32             15,000,000           15,000,000
Danske Bank
 04-01-10                            0.27             50,000,000           50,000,000
Dexia Bank
 04-26-10                            0.33              1,000,000            1,000,000
Dexia Credit Local
 04-01-10                            0.28              5,000,000            5,000,000
 04-12-10                            0.28             35,000,000           35,000,000
Erste Bank der Oesterreichischen Sparkassen
 04-01-10                            0.29              7,999,613            7,999,613
Hong Kong Shanghai Bank
 04-06-10                            0.22             20,000,000           20,000,000
KBC Bank
 04-22-10                            0.33             20,000,000           20,000,000
Macquarie Bank
 04-01-10                            0.31             29,998,450           29,998,450
Natixis
 04-16-10                            0.26              5,000,000            5,000,000
 04-26-10                            0.24             15,000,000           15,000,000
Norinchukin Bank
 04-08-10                            0.25             20,000,000           20,000,000
 04-19-10                            0.27             10,000,000           10,000,000
NyKredit Bank
 04-06-10                            0.44             15,000,000           15,000,000
 04-29-10                            0.35             10,000,000           10,000,000
 06-22-10                            0.38              7,000,000            7,000,000
 06-24-10                            0.38             10,000,000           10,000,000
Pohjola Bank
 04-26-10                            0.31             10,000,000           10,000,000
 06-10-10                            0.32             14,987,743           14,987,743
Raiffeisen Zentralbank Oesterreich
 04-01-10                            0.31             25,000,000           25,000,000
Skandinaviska Enskilda Banken
 04-01-10                            0.24             50,000,000           50,000,000
Sumitomo Mitsui Banking
 04-19-10                            0.29             15,000,000           15,000,000
 04-28-10                            0.27             15,000,000           15,000,000
 05-04-10                            0.27             15,000,000           15,000,000
 05-12-10                            0.27             10,000,000           10,000,000
Ulster Bank Ireland Limited
 04-01-10                            0.29             39,998,067           39,998,067
Unicredit BK
 04-06-10                            0.30             20,000,000           20,000,000
United Overseas Bank
 05-28-10                            0.30             21,000,000           21,000,000
                                                                      ---------------
Total                                                                     838,425,261
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.5%)
BTM Capital
 06-25-10                            0.40              9,989,667            9,989,667
Citigroup Funding
 04-26-10                            0.26             14,996,208           14,996,208
                                                                      ---------------
Total                                                                      24,985,875
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (6.0%)(h)
Banc of America Securities LLC
 dated 03-31-10, matures 04-01-10,
 repurchase price
 $28,709,184                         0.05             28,709,144           28,709,144
Barclays Capital
 dated 02-08-10, matures 04-30-10,
 repurchase price
 $50,015,417                         0.37             50,000,000           50,000,000
Barclays Capital
 dated 03-31-10, matures 04-01-10,
 repurchase price
 $7,000,043                          0.22              7,000,000            7,000,000


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS (CONT.)
Cantor Fitzgerald
 dated 03-31-10, matures 04-01-10,
 repurchase price
 $50,000,069                         0.05%           $50,000,000          $50,000,000
Goldman Sachs
 dated 03-31-10, matures 04-30-10,
 repurchase price
 $40,007,333                         0.22             40,000,000           40,000,000
Morgan Stanley
 dated 02-22-10, matures 04-30-10,
 repurchase price
 $35,010,792                         0.37             35,000,000           35,000,000
Nomura Securities
 dated 03-31-10, matures 04-01-10,
 repurchase price
 $17,000,128                         0.27             17,000,000           17,000,000
Pershing LLC
 dated 03-31-10, matures 04-01-10,
 repurchase price
 $40,000,244                         0.22             40,000,000           40,000,000
RBS Securities
 dated 03-31-10, matures 04-01-10,
 repurchase price
 $17,250,201                         0.42             17,250,000           17,250,000
                                                                      ---------------
Total                                                                     284,959,144
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $1,204,353,555)                                                 $1,204,353,555
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,309,311,389)(i)                                              $5,966,165,385
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS


ADR -- American Depositary Receipt

(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 15.72% of net assets.

(d) At March 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at March 31, 2010 was $58,374,487, representing 1.22% of net assets. Information concerning such security holdings at March 31, 2010 was as follows:

                                           ACQUISITION
     SECURITY                                 DATES                 COST
     ----------------------------------------------------------------------
     CB Calpine Escrow               12-20-01 thru 12-21-01             $--
     Morgan Stanley
       Absolute Trigger Mandatory
       Exchangeable Nts
        -- % 2010                           10-22-09             55,423,481




--------------------------------------------------------------------------------
16  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(f) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at March 31, 2010.

(g) Equity-Linked Notes (ELNs) are notes created by a counterparty, typically an investment bank, that may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities of third party issuers or the value of an index. The exchanged value may be limited to an amount less than the actual value of the underlying stocks or value of an index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

(h) The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

     BANC OF AMERICA SECURITIES LLC (0.05%)

     SECURITY DESCRIPTION                               VALUE(a)
     -------------------------------------------------------------
     Fannie Mae REMICS                                  $1,802,938
     Freddie Mac REMICS                                  4,455,589
     Government National Mortgage Association           23,024,800
     -------------------------------------------------------------
     Total market value of collateral securities       $29,283,327
     -------------------------------------------------------------


     BARCLAYS CAPITAL (0.37%)

     SECURITY DESCRIPTION                               VALUE(a)
     -------------------------------------------------------------
     Fannie Mae Grantor Trust                           $1,024,658
     Fannie Mae REMICS                                  14,582,547
     Fannie Mae Whole Loan                               3,416,911
     FHLMC Structured Pass Through Securities            1,287,123
     Government National Mortgage Association            9,422,319
     Merrill Lynch Mortgage Trust                          905,687
     Paragon Mortgages PLC                              20,986,239
     -------------------------------------------------------------
     Total market value of collateral securities       $51,625,484
     -------------------------------------------------------------


     BARCLAYS CAPITAL (0.22%)

     SECURITY DESCRIPTION                               VALUE(a)
     -------------------------------------------------------------
     Government National Mortgage Association           $7,140,000
     -------------------------------------------------------------
     Total market value of collateral securities        $7,140,000
     -------------------------------------------------------------




--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

     NOTES TO PORTFOLIO OF
     INVESTMENTS (CONTINUED)



     CANTOR FITZGERALD (0.05%)

     SECURITY DESCRIPTION                               VALUE(a)
     -------------------------------------------------------------
     Fannie Mae Grantor Trust                               $1,963
     Fannie Mae Interest Strip                             133,201
     Fannie Mae Pool                                    36,332,420
     Fannie Mae REMICS                                   2,119,513
     Fannie Mae Whole Loan                                  37,717
     Federal Home Loan Mortgage Corp                     1,134,927
     Freddie Mac Non Gold Pool                           5,334,865
     Freddie Mac Reference REMIC                            69,806
     Freddie Mac REMICS                                    799,920
     Freddie Mac Strips                                     74,198
     Ginnie Mae I Pool                                     826,669
     Ginnie Mae II Pool                                  1,322,028
     Government National Mortgage Association              372,404
     United States Treasury Bill                           320,393
     United States Treasury Inflation Indexed Bonds         57,813
     United States Treasury Note/Bond                           14
     United States Treasury Strip Coupon                 1,786,417
     United States Treasury Strip Principal                275,733
     -------------------------------------------------------------
     Total market value of collateral securities       $51,000,001
     -------------------------------------------------------------


     GOLDMAN SACHS (0.22%)

     SECURITY DESCRIPTION                               VALUE(a)
     -------------------------------------------------------------
     Allied Irish Banks PLC/New York NY                $12,374,308
     BNP Paribus NY                                     13,268,769
     Societe Generale NY                                16,356,923
     -------------------------------------------------------------
     Total market value of collateral securities       $42,000,000
     -------------------------------------------------------------


     MORGAN STANLEY (0.37%)

     SECURITY DESCRIPTION                               VALUE(a)
     -------------------------------------------------------------
     Access Group Inc                                   $2,726,405
     Accredited Mortgage Loan Trust                        146,134
     American Express Credit Account Master Trust           79,002
     American Express Issuance Trust                        81,283
     AmeriCredit Automobile Receivables Trust               94,252
     BA Credit Card Trust                                  679,945
     Banc of America Commercial Mortgage Inc             1,348,007
     Banc of America Large Loan Inc                        436,229
     Bank One Issuance Trust                               657,759
     BMW Vehicle Lease Trust                               467,851


--------------------------------------------------------------------------------
18  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

     NOTES TO PORTFOLIO OF
     INVESTMENTS (CONTINUED)



     MORGAN STANLEY (0.37%) (CONTINUED)

     SECURITY DESCRIPTION                               VALUE(a)
     -------------------------------------------------------------
     Capital Auto Receivables Asset Trust                 $880,614
     Capital One Multi-Asset Execution Trust             1,229,965
     Chase Issuance Trust                                1,376,539
     Citibank Credit Card Issuance Trust                   931,884
     Citifinancial Mortgage Securities Inc                  93,695
     Citigroup Commercial Mortgage Trust                   715,740
     Collegiate Funding Services Education Loan
       Trust I                                             455,904
     Commercial Mortgage Asset Trust                       230,310
     Commercial Mortgage Pass Through Certificates         280,865
     Credit Suisse First Boston Mortgage Securities
       Corp                                                201,437
     Credit Suisse Mortgage Capital Certificates           770,517
     Daimler Chrysler Auto Trust                         1,237,119
     DFR Middle Market CLO Ltd                             967,631
     Education Funding Capital Trust I                     414,237
     Fannie Mae REMICS                                     232,694
     Fannie Mae Whole Loan                                 565,817
     Federal National Mortgage Association                 126,936
     FHLMC Structured Pass Through Securities               86,130
     Ford Credit Floorplan Master Owner Trust              730,829
     GE Business Loan Trust                                118,847
     GE Capital Credit Card Master Note Trust              990,349
     G-FORCE CDO                                           222,532
     Gramercy Real Estate CDO                            1,425,987
     Granite Master Issuer PLC                             769,550
     Granite Mortgages PLC                                 104,615
     HSBC Home Equity Loan Trust                           252,295
     Hyundai Floorplan Master Owner Trust                  398,757
     JP Morgan Chase Commercial Mortgage Securities
       Corp                                              1,438,385
     LB-UBS Commercial Mortgage Trust                      170,617
     MBNA Credit Card Master Note Trust                  2,312,384
     Merrill Lynch Mortgage Trust                          513,550
     Morgan Stanley ABS Capital I                           42,569
     Nelnet Education Loan Funding Inc                     188,720
     Nelnet Student Loan Trust                             929,995
     Nissan Auto Lease Trust                               280,727
     Northstar Education Finance Inc                       327,854
     Pennsylvania Higher Education Assistance
       Agency                                              139,008
     Saxon Asset Securities Trust                          123,533
     SLC Student Loan Trust                                290,272
     SLM Student Loan Trust                              1,209,190
     Victoria Falls CLO Ltd                              2,430,298
     Wachovia Bank Commercial Mortgage Trust             3,794,484
     -------------------------------------------------------------
     Total market value of collateral securities       $36,720,248
     -------------------------------------------------------------




--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

     NOTES TO PORTFOLIO OF
     INVESTMENTS (CONTINUED)



     NOMURA SECURITIES (0.27%)

     SECURITY DESCRIPTION                               VALUE(a)
     -------------------------------------------------------------
     American Express Credit Account Master Trust         $198,869
     BA Credit Card Trust                                  815,241
     Banc of America Commercial Mortgage Inc                51,196
     Capital One Auto Finance Trust                        201,108
     Capital One Multi-Asset Execution Trust                44,739
     Caterpillar Financial Asset Trust                       1,101
     CDC Commercial Mortgage Trust                          44,913
     Chase Issuance Trust                                  140,370
     Citibank Credit Card Issuance Trust                   221,615
     Citigroup Commercial Mortgage Trust                   215,672
     Citigroup/Deutsche Bank Commercial Mortgage
       Trust                                               986,423
     College Loan Corp Trust                                74,348
     Commercial Mortgage Loan Trust                      1,612,816
     Credit Suisse First Boston Mortgage Securities
       Corp                                                 12,449
     Credit Suisse Mortgage Capital Certificates           621,811
     Detroit Edison Securitization Funding LLC              11,005
     Discover Card Master Trust                             15,219
     Fannie Mae Whole Loan                                  77,754
     FHLMC Structured Pass Through Securities               22,370
     Ford Credit Auto Owner Trust                           31,684
     GE Business Loan Trust                                 35,799
     GE Capital Commercial Mortgage Corp                   728,147
     Greenwich Capital Commercial Funding Corp           1,097,511
     GS Mortgage Securities Corp II                      1,545,170
     Harley-Davidson Motorcycle Trust                    1,738,760
     Honda Auto Receivables Owner Trust                     51,490
     Household Automotive Trust                              3,034
     JP Morgan Chase Commercial Mortgage Securities
       Corp                                              1,911,522
     LB Commercial Conduit Mortgage Trust                  199,856
     LB-UBS Commercial Mortgage Trust                      675,366
     MBNA Credit Card Master Note Trust                     17,173
     MBNA Master Credit Card Trust                       1,642,477
     Merrill Lynch/Countrywide Commercial Mortgage
       Trust                                                43,357
     Morgan Stanley Capital I                              661,565
     Nissan Auto Receivables Owner Trust                       684
     Salomon Brothers Mortgage Securities VII Inc          364,040
     SLM Student Loan Trust                                412,626
     USAA Auto Owner Trust                                 176,477
     Volkswagen Auto Lease Trust                            43,717
     Wachovia Auto Owner Trust                               9,733


--------------------------------------------------------------------------------
20  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

     NOTES TO PORTFOLIO OF
     INVESTMENTS (CONTINUED)



     NOMURA SECURITIES (0.27%) (CONTINUED)

     SECURITY DESCRIPTION                               VALUE(a)
     -------------------------------------------------------------
     Wachovia Bank Commercial Mortgage Trust              $664,339
     Washington Mutual MSC Mortgage Pass-Through
       CTFS                                                 20,493
     World Omni Auto Receivables Trust                     403,016
     -------------------------------------------------------------
     Total market value of collateral securities       $17,847,055
     -------------------------------------------------------------


     PERSHING LLC (0.22%)

     SECURITY DESCRIPTION                               VALUE(a)
     -------------------------------------------------------------
     Fannie Mae Benchmark REMIC                           $160,566
     Fannie Mae Pool                                    16,147,930
     Fannie Mae REMICS                                   3,876,850
     Federal Home Loan Banks                                61,200
     Federal Home Loan Mortgage Corp                       227,645
     Federal National Mortgage Association                 520,965
     Freddie Mac Gold Pool                               7,375,197
     Freddie Mac Non Gold Pool                             346,242
     Freddie Mac Reference REMIC                            98,739
     Freddie Mac REMICS                                    731,055
     Ginnie Mae I Pool                                   1,131,518
     Ginnie Mae II Pool                                    453,653
     Government National Mortgage Association            1,453,108
     United States Treasury Inflation Indexed Bonds        192,768
     United States Treasury Note/Bond                    7,389,184
     United States Treasury Strip Principal                633,380
     -------------------------------------------------------------
     Total market value of collateral securities       $40,800,000
     -------------------------------------------------------------


     RBS SECURITIES (0.42%)

     SECURITY DESCRIPTION                               VALUE(a)
     -------------------------------------------------------------
     Accredited Mortgage Loan Trust                        $99,248
     ACE Securities Corp                                   199,881
     Aegis Asset Backed Securities Trust                   146,678
     American Express Credit Account Master Trust          368,091
     AmeriCredit Automobile Receivables Trust               87,364
     Ameriquest Mortgage Securities Inc                    165,940
     Amortizing Residential Collateral Trust                52,340
     BA Credit Card Trust                                  314,083
     Bank of America Auto Trust                              3,881
     BMW Vehicle Lease Trust                               665,920
     Capital Auto Receivables Asset Trust                1,716,765
     Capital One Multi-Asset Execution Trust               981,200
     Capital One Prime Auto Receivables Trust               37,508


--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

     NOTES TO PORTFOLIO OF
     INVESTMENTS (CONTINUED)



     RBS SECURITIES (0.42%) (CONTINUED)

     SECURITY DESCRIPTION                               VALUE(a)
     -------------------------------------------------------------
     Chase Issuance Trust                                 $694,242
     Citibank Credit Card Issuance Trust                   756,178
     Citigroup Commercial Mortgage Trust                   167,386
     CNH Equipment Trust                                     8,515
     Countrywide Asset-Backed Certificates                 388,961
     Credit-Based Asset Servicing and
       Securitization LLC                                  205,346
     Fifth Third Auto Trust                                132,678
     First Franklin Mortgage Loan Asset Backed
       Certificates                                        370,954
     Ford Credit Auto Owner Trust                          286,635
     Franklin Auto Trust                                    36,955
     GE Business Loan Trust                                212,161
     Goal Capital Funding Trust                             24,532
     Green Tree Mortgage Loan Trust                        234,786
     Greenwich Capital Commercial Funding Corp             578,593
     GS Mortgage Securities Corp II                        791,430
     Hampden CBO Ltd                                       642,560
     Harley-Davidson Motorcycle Trust                       69,662
     Honda Auto Receivables Owner Trust                     36,621
     Household Automotive Trust                            138,229
     Household Credit Card Master Note Trust I              43,051
     HSBC Home Equity Loan Trust                         1,263,482
     Hyundai Auto Receivables Trust                          2,181
     Impac CMB Trust                                        40,843
     John Deere Owner Trust                                128,233
     JP Morgan Chase Commercial Mortgage Securities
       Corp                                                 16,377
     Keycorp Student Loan Trust                             56,503
     Massachusetts Educational Financing Authority         107,845
     MBNA Credit Card Master Note Trust                  1,729,955
     MBNA Master Credit Card Trust                           1,747
     Merrill Auto Trust Securitization                   1,337,257
     Merrill Lynch/Countrywide Commercial Mortgage
       Trust                                               878,099
     Morgan Stanley Capital I                               26,930
     Nelnet Student Loan Trust                             596,115
     Nissan Auto Lease Trust                               276,585
     Nissan Auto Receivables Owner Trust                   589,436
     Petra CRE CDO Ltd                                     132,464
     SLM Student Loan Trust                                183,169
     Soundview Home Equity Loan Trust                       29,020
     Structured Asset Investment Loan Trust                 57,941
     -------------------------------------------------------------
     Total market value of collateral securities       $18,112,556
     -------------------------------------------------------------




--------------------------------------------------------------------------------
22  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(i) At March 31, 2010, the cost of securities for federal income tax purposes was approximately $5,309,311,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                        $808,350,000
     Unrealized depreciation                        (151,496,000)
     -----------------------------------------------------------
     Net unrealized appreciation                    $656,854,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
24  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

                                               FAIR VALUE AT MARCH 31, 2010
                           --------------------------------------------------------------------
                                LEVEL 1            LEVEL 2
                             QUOTED PRICES          OTHER           LEVEL 3
                               IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                              MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
-----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Independent Power
     Producers &
     Energy Traders                    $--                $--         $6                     $6
    All Other
     Industries(a)           4,613,454,177                 --         --          4,613,454,177
-----------------------------------------------------------------------------------------------
Total Equity Securities      4,613,454,177                 --          6          4,613,454,183
-----------------------------------------------------------------------------------------------
Bonds
  Corporate Debt
    Securities                          --         46,653,890         --             46,653,890
-----------------------------------------------------------------------------------------------
Total Bonds                             --         46,653,890         --             46,653,890
-----------------------------------------------------------------------------------------------
Other
  Equity-Linked Notes                   --         58,374,481         --             58,374,481
  Affiliated Money
    Market Fund(b)              43,329,276                 --         --             43,329,276
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(c)                             --      1,204,353,555         --          1,204,353,555
-----------------------------------------------------------------------------------------------
Total Other                     43,329,276      1,262,728,036         --          1,306,057,312
-----------------------------------------------------------------------------------------------
Total                       $4,656,783,453     $1,309,381,926         $6         $5,966,165,385
-----------------------------------------------------------------------------------------------


(a)  Industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.
(c) Asset categories for investments of cash collateral are identified in the Portfolio of Investments.


--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                    COMMON STOCKS
-----------------------------------------------------------------
Balance as of Sept. 30, 2009                              $6
  Accrued discounts/premiums                              --
  Realized gain (loss)                                    --
  Change in unrealized appreciation
    (depreciation)*                                       --
  Net purchases (sales)                                   --
  Transfers in and/or out of Level 3                      --
-----------------------------------------------------------------
Balance as of March 31, 2010                              $6
-----------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2010 was $ -- .



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330; and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
26  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MARCH 31, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $4,061,628,558)           $ 4,718,482,554
  Affiliated money market fund (identified cost $43,329,276)            43,329,276
  Investments of cash collateral received for securities on loan
    (identified cost $1,204,353,555)                                 1,204,353,555
----------------------------------------------------------------------------------
Total investments in securities (identified cost $5,309,311,389)     5,966,165,385
Cash                                                                       309,062
Capital shares receivable                                                9,263,947
Dividends and accrued interest receivable                                7,866,429
----------------------------------------------------------------------------------
Total assets                                                         5,983,604,823
----------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   6,273,681
Payable upon return of securities loaned                             1,204,353,555
Accrued investment management services fees                                 72,879
Accrued distribution fees                                                1,778,641
Accrued transfer agency fees                                                22,570
Accrued administrative services fees                                         6,267
Accrued plan administration services fees                                  136,707
Other accrued expenses                                                   1,018,650
----------------------------------------------------------------------------------
Total liabilities                                                    1,213,662,950
----------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 4,769,941,873
----------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $     5,167,400
Additional paid-in capital                                           5,410,314,860
Undistributed net investment income                                      2,007,473
Accumulated net realized gain (loss)                                (1,304,401,856)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                           656,853,996
----------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 4,769,941,873
----------------------------------------------------------------------------------
*Value of securities on loan                                       $ 1,173,890,732
----------------------------------------------------------------------------------




--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  27

STATEMENT OF ASSETS AND LIABILITIES (continued) -------------------------------- MARCH 31, 2010 (UNAUDITED)

NET ASSET VALUE PER SHARE
                     NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $3,706,151,904          401,549,167                       $9.23(1)
Class B          $  374,740,097           40,512,332                       $9.25
Class C          $   74,581,546            8,090,661                       $9.22
Class I          $  218,368,257           23,674,091                       $9.22
Class R2         $    9,529,788            1,036,496                       $9.19
Class R3         $  105,803,879           11,478,968                       $9.22
Class R4         $  220,294,118           23,849,698                       $9.24
Class R5         $   60,468,949            6,548,198                       $9.23
Class W          $        3,335                  361                       $9.24
--------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $9.79. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $  55,272,270
Interest                                                               1,106,364
Income distributions from affiliated money market fund                    65,641
Income from securities lending -- net                                    960,781
  Less foreign taxes withheld                                           (191,723)
--------------------------------------------------------------------------------
Total income                                                          57,213,333
--------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   14,185,067
Distribution fees
  Class A                                                              4,507,120
  Class B                                                              1,869,554
  Class C                                                                362,842
  Class R2                                                                20,784
  Class R3                                                               132,786
  Class W                                                                      4
Transfer agency fees
  Class A                                                              3,594,324
  Class B                                                                400,727
  Class C                                                                 74,644
  Class R2                                                                 2,078
  Class R3                                                                26,557
  Class R4                                                                51,599
  Class R5                                                                14,165
  Class W                                                                      3
Administrative services fees                                           1,115,793
Plan administration services fees
  Class R2                                                                10,392
  Class R3                                                               132,786
  Class R4                                                               257,997
Compensation of board members                                             69,982
Custodian fees                                                             3,905
Printing and postage                                                     170,600
Registration fees                                                         75,745
Professional fees                                                         25,924
Other                                                                    170,294
--------------------------------------------------------------------------------
Total expenses                                                        27,275,672
--------------------------------------------------------------------------------
Investment income (loss) -- net                                       29,937,661
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  29

STATEMENT OF OPERATIONS (continued) --------------------------------------------
SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $(104,353,250)
  Foreign currency transactions                                             (211)
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (104,353,461)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                         598,413,095
--------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                494,059,634
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ 523,997,295
--------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED       YEAR ENDED
                                                                     MARCH 31, 2010   SEPT. 30, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                      $   29,937,661  $    86,910,886
Net realized gain (loss) on investments                                (104,353,461)  (1,184,775,269)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                    598,413,095      442,868,813
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         523,997,295     (654,995,570)
----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                             (28,303,574)     (62,106,996)
    Class B                                                              (1,488,886)      (4,997,320)
    Class C                                                                (299,332)        (833,254)
    Class I                                                              (2,180,692)      (4,673,146)
    Class R2                                                                (52,662)        (115,559)
    Class R3                                                               (760,409)      (1,838,907)
    Class R4                                                             (1,788,491)      (3,733,335)
    Class R5                                                               (562,340)      (1,043,574)
    Class W                                                                     (25)             (53)
----------------------------------------------------------------------------------------------------
Total distributions                                                     (35,436,411)     (79,342,144)
----------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  31

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                                   SIX MONTHS ENDED       YEAR ENDED
                                                                     MARCH 31, 2010   SEPT. 30, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                     $  340,944,953  $   567,636,299
  Class B shares                                                          8,858,768       34,078,961
  Class C shares                                                          3,850,419       12,036,042
  Class I shares                                                          5,035,633       64,096,644
  Class R2 shares                                                         1,696,517        2,916,569
  Class R3 shares                                                        18,996,891       58,407,966
  Class R4 shares                                                        17,865,931       64,773,087
  Class R5 shares                                                         5,643,094       20,951,895
Reinvestment of distributions at net asset value
  Class A shares                                                         27,420,441       60,258,095
  Class B shares                                                          1,444,712        4,869,151
  Class C shares                                                            282,764          781,638
  Class I shares                                                          2,180,620        4,673,000
  Class R2 shares                                                            52,662          115,559
  Class R3 shares                                                           760,343        1,838,761
  Class R4 shares                                                         1,680,790        3,501,132
  Class R5 shares                                                           551,787        1,013,870
Conversions from Class B to Class A
  Class A shares                                                             22,943       75,018,936
  Class B shares                                                            (22,943)     (75,018,936)
Payments for redemptions
  Class A shares                                                       (557,613,235)  (1,100,147,091)
  Class B shares                                                        (52,509,379)    (127,474,996)
  Class C shares                                                         (9,580,636)     (21,908,632)
  Class I shares                                                        (23,995,292)     (33,449,255)
  Class R2 shares                                                        (1,399,857)      (1,765,444)
  Class R3 shares                                                       (35,489,316)     (48,712,361)
  Class R4 shares                                                       (19,145,047)     (39,728,065)
  Class R5 shares                                                        (5,021,265)     (11,251,959)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions      (267,487,702)    (482,489,134)
----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 221,073,182   (1,216,826,848)
Net assets at beginning of period                                     4,548,868,691    5,765,695,539
----------------------------------------------------------------------------------------------------
Net assets at end of period                                          $4,769,941,873  $ 4,548,868,691
----------------------------------------------------------------------------------------------------
Undistributed net investment income                                  $    2,007,473  $     7,506,223
----------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                    SIX MONTHS
                                                      ENDED                           YEAR ENDED SEPT. 30,
CLASS A                                             MARCH 31,       -------------------------------------------------------
PER SHARE DATA                                         2010          2009         2008        2007        2006        2005
                                                   (UNAUDITED)
Net asset value, beginning of period                   $8.31         $9.31       $14.34      $13.10      $12.11       $9.88
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .06           .16          .17         .18         .18         .15
Net gains (losses) (both realized and
 unrealized)                                             .93         (1.02)       (3.44)       2.41        1.54        2.23
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         .99          (.86)       (3.27)       2.59        1.72        2.38
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.07)         (.14)        (.17)       (.18)       (.19)       (.15)
Distributions from realized gains                         --            --        (1.32)      (1.17)       (.54)         --
Tax return of capital                                     --            --         (.27)         --          --          --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.07)         (.14)       (1.76)      (1.35)       (.73)       (.15)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.23         $8.31        $9.31      $14.34      $13.10      $12.11
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          11.94%        (8.91%)     (25.05%)     20.98%      14.72%      24.24%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                         1.13%(b)       .99%        1.08%       1.00%       1.10%       1.04%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           1.33%(b)      2.21%        1.49%       1.34%       1.40%       1.46%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $3,706        $3,517       $4,504      $6,502      $5,433      $3,751
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  13%           38%          31%         31%         28%         24%
---------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                    SIX MONTHS
                                                      ENDED                           YEAR ENDED SEPT. 30,
CLASS B                                             MARCH 31,       -------------------------------------------------------
PER SHARE DATA                                         2010          2009         2008        2007        2006        2005
                                                   (UNAUDITED)
Net asset value, beginning of period                   $8.33         $9.32       $14.35      $13.11      $12.07       $9.85
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .02           .10          .08         .08         .04         .07
Net gains (losses) (both realized and
 unrealized)                                             .94         (1.00)       (3.45)       2.40        1.58        2.22
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         .96          (.90)       (3.37)       2.48        1.62        2.29
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.04)         (.09)        (.07)       (.07)       (.04)       (.07)
Distributions from realized gains                         --            --        (1.32)      (1.17)       (.54)         --
Tax return of capital                                     --            --         (.27)         --          --          --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.04)         (.09)       (1.66)      (1.24)       (.58)       (.07)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.25         $8.33        $9.32      $14.35      $13.11      $12.07
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          11.49%        (9.53%)     (25.66%)     20.04%      13.87%      23.28%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                         1.90%(b)      1.76%        1.84%       1.76%       1.86%       1.80%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            .57%(b)      1.49%         .71%        .57%        .64%        .70%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $375          $378         $633      $1,113      $1,208      $1,141
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  13%           38%          31%         31%         28%         24%
---------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
34  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                    SIX MONTHS
                                                      ENDED                           YEAR ENDED SEPT. 30,
CLASS C                                             MARCH 31,       -------------------------------------------------------
PER SHARE DATA                                         2010          2009         2008        2007        2006        2005
                                                   (UNAUDITED)
Net asset value, beginning of period                   $8.30         $9.30       $14.32      $13.09      $12.06       $9.84
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .02           .10          .09         .08         .04         .07
Net gains (losses) (both realized and
 unrealized)                                             .94         (1.01)       (3.44)       2.40        1.58        2.22
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         .96          (.91)       (3.35)       2.48        1.62        2.29
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.04)         (.09)        (.08)       (.08)       (.05)       (.07)
Distributions from realized gains                         --            --        (1.32)      (1.17)       (.54)         --
Tax return of capital                                     --            --         (.27)         --          --          --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.04)         (.09)       (1.67)      (1.25)       (.59)       (.07)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.22         $8.30        $9.30      $14.32      $13.09      $12.06
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          11.54%        (9.61%)     (25.60%)     20.04%      13.84%      23.33%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                         1.89%(b)      1.75%        1.83%       1.76%       1.86%       1.81%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            .58%(b)      1.46%         .75%        .58%        .63%        .69%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $75           $72          $93        $114         $86         $58
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  13%           38%          31%         31%         28%         24%
---------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                    SIX MONTHS
                                                      ENDED                           YEAR ENDED SEPT. 30,
CLASS I                                             MARCH 31,       -------------------------------------------------------
PER SHARE DATA                                         2010          2009         2008        2007        2006        2005
                                                   (UNAUDITED)
Net asset value, beginning of period                   $8.30         $9.30       $14.33      $13.09      $12.13       $9.89
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .08           .19          .22         .23         .26         .20
Net gains (losses) (both realized and
 unrealized)                                             .93         (1.01)       (3.45)       2.41        1.50        2.24
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        1.01          (.82)       (3.23)       2.64        1.76        2.44
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.09)         (.18)        (.21)       (.23)       (.26)       (.20)
Distributions from realized gains                         --            --        (1.32)      (1.17)       (.54)         --
Tax return of capital                                     --            --         (.27)         --          --          --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.09)         (.18)       (1.80)      (1.40)       (.80)       (.20)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.22         $8.30        $9.30      $14.33      $13.09      $12.13
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          12.19%        (8.47%)     (24.75%)     21.44%      15.14%      24.81%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                          .68%(b)       .50%         .67%        .62%        .70%        .62%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           1.79%(b)      2.69%        1.98%       1.72%       1.79%       1.85%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $218          $212         $190        $132        $133         $96
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  13%           38%          31%         31%         28%         24%
---------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
36  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED            YEAR ENDED SEPT. 30,
CLASS R2                                               MARCH 31,         --------------------------------
PER SHARE DATA                                           2010             2009         2008       2007(c)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $8.28            $9.28       $14.33       $14.03
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04              .13          .14          .11
Net gains (losses) (both realized and
 unrealized)                                               .93            (1.01)       (3.45)        1.52
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .97             (.88)       (3.31)        1.63
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.06)            (.12)        (.15)        (.16)
Distributions from realized gains                           --               --        (1.32)       (1.17)
Tax return of capital                                       --               --         (.27)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.06)            (.12)       (1.74)       (1.33)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.19            $8.28        $9.28       $14.33
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            11.68%           (9.20%)     (25.36%)      12.74%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.48%(b)         1.30%        1.46%        1.43%(b)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .98%(b)         1.86%        1.33%        1.03%(b)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $10               $8           $8          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    13%              38%          31%          31%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            YEAR ENDED SEPT. 30,
CLASS R3                                               MARCH 31,         --------------------------------
PER SHARE DATA                                           2010             2009         2008       2007(c)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $8.30            $9.30       $14.33       $14.03
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05              .15          .16          .13
Net gains (losses) (both realized and
 unrealized)                                               .93            (1.01)       (3.45)        1.54
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .98             (.86)       (3.29)        1.67
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.06)            (.14)        (.15)        (.20)
Distributions from realized gains                           --               --        (1.32)       (1.17)
Tax return of capital                                       --               --         (.27)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.06)            (.14)       (1.74)       (1.37)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.22            $8.30        $9.30       $14.33
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            11.89%           (8.95%)     (25.17%)      13.02%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.23%(b)         1.05%        1.23%        1.32%(b)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.23%(b)         2.13%        1.37%        1.35%(b)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $106             $110         $109         $118
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    13%              38%          31%          31%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
38  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                    SIX MONTHS
                                                      ENDED                           YEAR ENDED SEPT. 30,
CLASS R4                                            MARCH 31,       -------------------------------------------------------
PER SHARE DATA                                         2010          2009         2008        2007        2006        2005
                                                   (UNAUDITED)
Net asset value, beginning of period                   $8.32         $9.31       $14.35      $13.11      $12.12       $9.89
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .06           .17          .19         .20         .21         .17
Net gains (losses) (both realized and
 unrealized)                                             .94         (1.00)       (3.46)       2.41        1.53        2.23
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        1.00          (.83)       (3.27)       2.61        1.74        2.40
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.08)         (.16)        (.18)       (.20)       (.21)       (.17)
Distributions from realized gains                         --            --        (1.32)      (1.17)       (.54)         --
Tax return of capital                                     --            --         (.27)         --          --          --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.08)         (.16)       (1.77)      (1.37)       (.75)       (.17)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.24         $8.32        $9.31      $14.35      $13.11      $12.12
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          12.01%        (8.57%)     (24.98%)     21.10%      14.91%      24.38%
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                   .98%(b)       .80%         .98%        .91%        .93%        .87%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                .98%(b)       .75%         .94%        .89%        .93%        .87%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           1.49%(b)      2.42%        1.66%       1.46%       1.56%       1.63%
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $220          $198         $183        $210         $96         $58
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  13%           38%          31%         31%         28%         24%
---------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  39

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            YEAR ENDED SEPT. 30,
CLASS R5                                               MARCH 31,         --------------------------------
PER SHARE DATA                                           2010             2009         2008       2007(c)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $8.31            $9.31       $14.35       $14.03
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .08              .18          .23          .18
Net gains (losses) (both realized and
 unrealized)                                               .93            (1.00)       (3.47)        1.54
---------------------------------------------------------------------------------------------------------
Total from investment operations                          1.01             (.82)       (3.24)        1.72
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)            (.18)        (.21)        (.23)
Distributions from realized gains                           --               --        (1.32)       (1.17)
Tax return of capital                                       --               --         (.27)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.09)            (.18)       (1.80)       (1.40)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.23            $8.31        $9.31       $14.35
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            12.15%           (8.51%)     (24.83%)      13.41%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                            .73%(b)          .55%         .70%         .73%(b)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.74%(b)         2.62%        2.07%        1.63%(b)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $60              $53          $46          $10
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    13%              38%          31%          31%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
40  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED            YEAR ENDED SEPT. 30,
CLASS W                                                MARCH 31,         --------------------------------
PER SHARE DATA                                           2010             2009         2008       2007(e)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $8.32            $9.32       $14.35       $13.86
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .06              .16          .17          .14
Net gains (losses) (both realized and
 unrealized)                                               .93            (1.01)       (3.45)        1.70
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .99             (.85)       (3.28)        1.84
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)            (.15)        (.16)        (.18)
Distributions from realized gains                           --               --        (1.32)       (1.17)
Tax return of capital                                       --               --         (.27)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.07)            (.15)       (1.75)       (1.35)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.24            $8.32        $9.32       $14.35
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            11.92%           (8.85%)     (25.07%)      14.40%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.10%(b)          .91%        1.12%        1.05%(b)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.37%(b)         2.28%        1.45%        1.29%(b)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    13%              38%          31%          31%
---------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) For the period from Dec. 11, 2006 (when shares became publicly available) to Sept. 30, 2007.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e) For the period from Dec. 1, 2006 (when shares became publicly available) to Sept. 30, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF MARCH 31, 2010)

1. ORGANIZATION

RiverSource Diversified Equity Income Fund (the Fund) is a series of RiverSource Investment Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in dividend-paying common and preferred stocks.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At March 31, 2010, RiverSource Investments, LLC* (RiverSource Investments or the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
42  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.


--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

ILLIQUID SECURITIES
At March 31, 2010, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 2010 was $58,374,487 representing 1.22% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.


--------------------------------------------------------------------------------
44  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value

--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
46  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT MARCH 31, 2010
At March 31, 2010, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 2010


  AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------
                                                FORWARD FOREIGN
RISK EXPOSURE CATEGORY                        CURRENCY CONTRACTS
----------------------------------------------------------------------
Foreign exchange contracts                          $(1,288)
----------------------------------------------------------------------
Total                                               $(1,288)
----------------------------------------------------------------------




    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                         RECOGNIZED IN INCOME
----------------------------------------------------------------------
                                                FORWARD FOREIGN
RISK EXPOSURE CATEGORY                        CURRENCY CONTRACTS
----------------------------------------------------------------------
Foreign exchange contracts                            $--
----------------------------------------------------------------------
Total                                                 $--
----------------------------------------------------------------------


FORWARD FOREIGN CURRENCY CONTRACTS
At March 31, 2010, the Fund had no outstanding forward foreign currency contracts. The average gross notional amount for forward foreign currency contracts opened and closed was $115,000 for the six months ended March 31, 2010.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling

--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Equity Income Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $1,246,535 for the six months ended March 31, 2010. The management fee for the six months ended March 31, 2010 was 0.61% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended March 31, 2010 was 0.05% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2010, other expenses paid to this company were $18,311.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A,

* Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

--------------------------------------------------------------------------------
48  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.* (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $15,974,000 and $734,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

* Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as Columbia Management Investment Distributors, Inc.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $1,213,438 for Class A, $135,707 for Class B and $3,347 for Class C for the six months ended March 31, 2010.


--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $608,854,631 and $854,785,568, respectively, for the six months ended March 31, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                        MARCH 31, 2010   SEPT. 30, 2009
-----------------------------------------------------------------------
CLASS A
Sold                                       39,016,459       80,775,751
Converted from Class B*                         2,571        9,705,150
Reinvested distributions                    3,094,639        8,515,497
Redeemed                                  (63,803,167)    (159,731,850)
-----------------------------------------------------------------------
Net increase (decrease)                   (21,689,498)     (60,735,452)
-----------------------------------------------------------------------

CLASS B
Sold                                        1,013,577        4,946,080
Reinvested distributions                      163,973          695,761
Converted to Class A*                          (2,568)      (9,692,600)
Redeemed                                   (6,008,623)     (18,531,242)
-----------------------------------------------------------------------
Net increase (decrease)                    (4,833,641)     (22,582,001)
-----------------------------------------------------------------------

CLASS C
Sold                                          442,628        1,739,665
Reinvested distributions                       32,175          111,057
Redeemed                                   (1,103,269)      (3,169,227)
-----------------------------------------------------------------------
Net increase (decrease)                      (628,466)      (1,318,505)
-----------------------------------------------------------------------

CLASS I
Sold                                          581,487        9,075,544
Reinvested distributions                      246,083          660,934
Redeemed                                   (2,691,246)      (4,628,546)
-----------------------------------------------------------------------
Net increase (decrease)                    (1,863,676)       5,107,932
-----------------------------------------------------------------------

CLASS R2
Sold                                          193,656          408,027
Reinvested distributions                        5,959           16,364
Redeemed                                     (162,062)        (258,360)
-----------------------------------------------------------------------
Net increase (decrease)                        37,553          166,031
-----------------------------------------------------------------------



--------------------------------------------------------------------------------
50  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                       SIX MONTHS ENDED    YEAR ENDED
                                        MARCH 31, 2010   SEPT. 30, 2009
-----------------------------------------------------------------------
CLASS R3
Sold                                        2,179,475        8,303,649
Reinvested distributions                       86,009          260,200
Redeemed                                   (4,072,162)      (6,954,886)
-----------------------------------------------------------------------
Net increase (decrease)                    (1,806,678)       1,608,963
-----------------------------------------------------------------------

CLASS R4
Sold                                        2,036,335        9,319,526
Reinvested distributions                      189,426          493,795
Redeemed                                   (2,182,814)      (5,624,735)
-----------------------------------------------------------------------
Net increase (decrease)                        42,947        4,188,586
-----------------------------------------------------------------------

CLASS R5
Sold                                          646,088        2,982,804
Reinvested distributions                       62,120          143,088
Redeemed                                     (575,422)      (1,606,583)
-----------------------------------------------------------------------
Net increase (decrease)                       132,786        1,519,309
-----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2010, securities valued at $1,173,890,732 were on loan, secured by cash collateral of $1,204,353,555 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the

--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $960,781 earned from securities lending for the six months ended March 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $515,308,989 and $545,124,004, respectively, for the six months ended March 31, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at March 31, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per

--------------------------------------------------------------------------------
52  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended March 31, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, re-characterization of real estate investment trust (REIT) distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $46,346,713 at Sept. 30, 2009, that if not offset by capital gains will expire in 2017.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Sept. 30, 2009, the Fund had a post-October loss of $1,063,748,680 that is treated for income tax purposes as occurring on Oct. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no

--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to

--------------------------------------------------------------------------------
54  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it

--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
56  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2010 SEMIANNUAL REPORT  57

RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(RIVERSOURCE INVESTMENTS LOGO)  rights reserved.                                                   S-6476 Y (5/10)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
MID CAP VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MARCH 31, 2010


RIVERSOURCE MID CAP VALUE FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    9

Portfolio of Investments...........   12

Statement of Assets and
  Liabilities......................   25

Statement of Operations............   27

Statements of Changes in Net
  Assets...........................   29

Financial Highlights...............   31

Notes to Financial Statements......   37

Proxy Voting.......................   52




--------------------------------------------------------------------------------
2  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Mid Cap Value Fund (the Fund) Class A shares rose 14.45%
  (excluding sales charge) for the six months ended March 31, 2010.

> The Fund underperformed the 15.32% increase of the Russell Midcap(R) Value
  Index for the same time frame.

> The Fund outperformed the 14.42% increase of the Lipper Mid-Cap Value Funds
  Index, representing the Fund's peer group for the same period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2010)
--------------------------------------------------------------------------------


                                                                   SINCE
                                                                 INCEPTION
                           6 MONTHS*   1 YEAR  3 YEARS  5 YEARS   2/14/02
--------------------------------------------------------------------------
RiverSource Mid Cap Value
  Fund Class A (excluding
  sales charge)             +14.45%   +69.19%   -4.03%   +4.47%    +8.34%
--------------------------------------------------------------------------
Russell Midcap Value
  Index(1) (unmanaged)      +15.32%   +72.41%   -5.22%   +3.71%    +7.82%
--------------------------------------------------------------------------
Lipper Mid-Cap Value
  Funds Index(2)            +14.42%   +67.38%   -3.30%   +3.58%    +6.83%
--------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
                     RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Russell Midcap Value Index, an unmanaged index, measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Mid-Cap Value Funds Index includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
4  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2010
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  2/14/02)                   +14.45%   +69.19%   -4.03%   +4.47%    +8.34%
---------------------------------------------------------------------------
Class B (inception
  2/14/02)                   +14.16%   +67.96%   -4.76%   +3.67%    +7.52%
---------------------------------------------------------------------------
Class C (inception
  2/14/02)                   +14.17%   +68.27%   -4.73%   +3.68%    +7.54%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                    +14.89%   +70.16%   -3.57%   +4.94%    +6.83%
---------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                  +14.35%   +68.76%   -4.33%     N/A     -2.89%
---------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                  +14.39%   +69.24%   -4.12%     N/A     -2.69%
---------------------------------------------------------------------------
Class R4 (inception
  2/14/02)                   +14.61%   +69.32%   -3.89%   +4.63%    +8.54%
---------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                  +14.81%   +69.88%   -3.65%     N/A     -2.19%
---------------------------------------------------------------------------
Class W (inception
  12/1/06)                   +14.60%   +69.16%   -3.96%     N/A     -2.29%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  2/14/02)                    +7.87%   +59.46%   -5.91%   +3.24%    +7.56%
---------------------------------------------------------------------------
Class B (inception
  2/14/02)                    +9.16%   +62.96%   -5.58%   +3.37%    +7.52%
---------------------------------------------------------------------------
Class C (inception
  2/14/02)                   +13.17%   +67.27%   -4.73%   +3.68%    +7.54%
---------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.


--------------------------------------------------------------------------------
                     RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
   X                      MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

Investment in mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
6  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION(1) (at March 31, 2010)
---------------------------------------------------------------------


STOCKS                                     96.6%
------------------------------------------------
Consumer Discretionary                      9.8%
------------------------------------------------
Consumer Staples                            2.6%
------------------------------------------------
Energy                                      9.1%
------------------------------------------------
Financials                                 16.6%
------------------------------------------------
Health Care                                 8.3%
------------------------------------------------
Industrials                                20.7%
------------------------------------------------
Information Technology                     10.6%
------------------------------------------------
Materials                                   9.0%
------------------------------------------------
Telecommunication Services                  3.8%
------------------------------------------------
Utilities                                   6.1%
------------------------------------------------

BONDS                                       0.5%
------------------------------------------------
Consumer Discretionary                      0.3%
------------------------------------------------
Telecommunication                           0.2%
------------------------------------------------

OTHER(2)                                    2.9%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
                     RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

TOP TEN HOLDINGS(1) (at March 31, 2010)
---------------------------------------------------------------------

XL Capital Ltd., Class A                    3.1%
------------------------------------------------
Mylan, Inc.                                 3.0%
------------------------------------------------
Lorillard, Inc.                             2.7%
------------------------------------------------
Cooper Industries PLC, Class A              2.7%
------------------------------------------------
Enbridge, Inc.                              2.0%
------------------------------------------------
Eaton Corp.                                 2.0%
------------------------------------------------
Eastman Chemical Co.                        1.7%
------------------------------------------------
LSI Corp.                                   1.6%
------------------------------------------------
Sempra Energy                               1.5%
------------------------------------------------
PartnerRe Ltd.                              1.4%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
8  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                     RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 OCT. 1, 2009  MARCH 31, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,144.50        $ 6.42         1.20%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.95        $ 6.04         1.20%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,141.60        $10.52         1.97%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.11        $ 9.90         1.97%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,141.70        $10.47         1.96%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.16        $ 9.85         1.96%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,148.90        $ 3.91          .73%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.29        $ 3.68          .73%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,143.50        $ 8.23         1.54%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.25        $ 7.75         1.54%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,143.90        $ 6.90         1.29%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.50        $ 6.49         1.29%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,146.10        $ 5.56         1.04%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.75        $ 5.24         1.04%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,148.10        $ 4.23          .79%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.99        $ 3.98          .79%


--------------------------------------------------------------------------------
10  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 OCT. 1, 2009  MARCH 31, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Class W
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,146.00        $ 6.26         1.17%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.10        $ 5.89         1.17%
-------------------------------------------------------------------------------------------



(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2010: +14.45% for Class A, +14.16% for Class B, +14.17% for Class C, +14.89% for Class I, +14.35% for Class R2, +14.39% for Class R3, +14.61% for Class R4, +14.81%
    for Class R5 and +14.60% for Class W.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MARCH 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENT IN SECURITIES


COMMON STOCKS (97.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.2%)
Goodrich Corp.                                         414,867            $29,256,421
-------------------------------------------------------------------------------------

AIRLINES (1.7%)
AMR Corp.                                              538,894(b,d)         4,909,324
Continental Airlines, Inc., Class B                    457,560(b,d)        10,052,593
Delta Air Lines, Inc.                                1,107,029(b)          16,151,554
UAL Corp.                                              316,227(b,d)         6,182,238
US Airways Group, Inc.                                 875,032(b,d)         6,431,485
                                                                      ---------------
Total                                                                      43,727,194
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.8%)
Goodyear Tire & Rubber Co.                           1,688,608(b)          21,344,005
-------------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
Ford Motor Co.                                         357,345(b,d)         4,491,827
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.3%)
Artio Global Investors, Inc.                           245,471              6,072,953
Invesco Ltd.                                         1,191,492             26,105,589
                                                                      ---------------
Total                                                                      32,178,542
-------------------------------------------------------------------------------------

CHEMICALS (4.9%)
Agrium, Inc.                                           287,068(c)          20,275,613
Eastman Chemical Co.                                   649,316(d)          41,348,443
Lubrizol Corp.                                         365,942             33,564,200
PPG Industries, Inc.                                   454,010(d)          29,692,254
                                                                      ---------------
Total                                                                     124,880,510
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.9%)
Ritchie Bros Auctioneers, Inc.                       1,067,389(c,d)        22,980,885
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.5%)
Brocade Communications Systems, Inc.                 2,195,983(b)          12,539,063
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.9%)
Chicago Bridge & Iron Co.                              820,186(b,c)        19,077,527
Fluor Corp.                                            253,906(d)          11,809,168
Foster Wheeler AG                                      555,239(b,c)        15,069,186
Insituform Technologies, Inc., Class A                 136,479(b,d)         3,631,706
Jacobs Engineering Group, Inc.                         272,764(b,d)        12,326,205
KBR, Inc.                                              489,743             10,852,705
                                                                      ---------------
Total                                                                      72,766,497
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.6%)
CEMEX SAB de Cv, ADR                                 1,609,767(b,c,d)      16,435,721
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.5%)
Genuine Parts Co.                                      286,989(d)          12,122,415
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.4%)
PICO Holdings, Inc.                                    256,943(b,d)         9,555,710
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.4%)
CenturyTel, Inc.                                       885,946(d)          31,415,645
Qwest Communications International, Inc.             6,650,510             34,715,663
Windstream Corp.                                     1,735,707(d)          18,901,849
                                                                      ---------------
Total                                                                      85,033,157
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.1%)
Allegheny Energy, Inc.                                 848,631(d)          19,518,513
Pepco Holdings, Inc.                                 1,454,373(d)          24,942,497
Pinnacle West Capital Corp.                            234,383(d)           8,843,271
                                                                      ---------------
Total                                                                      53,304,281
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (4.2%)
AO Smith Corp.                                         384,317(d)          20,203,545
Cooper Industries PLC                                1,397,164             66,980,042
Rockwell Automation, Inc.                              321,555(d)          18,122,840
                                                                      ---------------
Total                                                                     105,306,427
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (2.6%)
Agilent Technologies, Inc.                             803,256(b)          27,623,974
Avnet, Inc.                                            478,382(b)          14,351,460
Celestica, Inc.                                      2,258,870(b,c)        24,689,449
                                                                      ---------------
Total                                                                      66,664,883
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ENERGY EQUIPMENT & SERVICES (3.1%)
Cameron International Corp.                            300,711(b)         $12,888,473
Helix Energy Solutions Group, Inc.                     296,476(b,d)         3,863,082
Nabors Industries Ltd.                                  65,687(b,c)         1,289,436
Noble Corp.                                            453,496(b,c,d)      18,965,203
Smith International, Inc.                              576,691             24,693,909
Transocean Ltd.                                        192,477(b,c)        16,626,163
                                                                      ---------------
Total                                                                      78,326,266
-------------------------------------------------------------------------------------

GAS UTILITIES (1.0%)
EQT Corp.                                              275,707             11,303,987
Questar Corp.                                          320,290             13,836,528
                                                                      ---------------
Total                                                                      25,140,515
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Hospira, Inc.                                          433,482(b)          24,556,755
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.8%)
CIGNA Corp.                                            229,589              8,398,366
Universal Health Services, Inc., Class B               327,032(d)          11,475,553
                                                                      ---------------
Total                                                                      19,873,919
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.9%)
Penn National Gaming, Inc.                             496,165(b,d)        13,793,387
Royal Caribbean Cruises Ltd.                           274,219(b,d)         9,046,485
                                                                      ---------------
Total                                                                      22,839,872
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.4%)
DR Horton, Inc.                                        701,900(d)           8,843,940
KB Home                                                257,853(d)           4,319,038
Mohawk Industries, Inc.                                251,173(b,d)        13,658,787
Pulte Group, Inc.                                      860,212(b,d)         9,677,385
                                                                      ---------------
Total                                                                      36,499,150
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.9%)
McDermott International, Inc.                          851,691(b)          22,927,522
-------------------------------------------------------------------------------------

INSURANCE (10.2%)
Aon Corp.                                              275,179             11,752,895
Arch Capital Group Ltd.                                 93,807(b,c,d)       7,152,784
Assurant, Inc.                                         649,074             22,315,164
Axis Capital Holdings Ltd.                             619,694(c)          19,371,634
Everest Re Group Ltd.                                  399,422(c)          32,325,222
Lincoln National Corp.                                 832,203             25,548,632
PartnerRe Ltd.                                         438,213(c)          34,934,340
Transatlantic Holdings, Inc.                           233,275             12,316,920
Willis Group Holdings PLC                              459,083(c,d)        14,364,707
XL Capital Ltd., Class A                             4,073,407(c,d)        76,987,393
                                                                      ---------------
Total                                                                     257,069,691
-------------------------------------------------------------------------------------

IT SERVICES (0.6%)
Computer Sciences Corp.                                295,166(b)          16,083,595
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.8%)
Hasbro, Inc.                                           552,854(d)          21,163,251
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.7%)
Covance, Inc.                                          347,137(b,d)        21,310,740
Life Technologies Corp.                                409,843(b)          21,422,494
                                                                      ---------------
Total                                                                      42,733,234
-------------------------------------------------------------------------------------

MACHINERY (5.9%)
AGCO Corp.                                             554,885(b,d)        19,903,725
Eaton Corp.                                            645,010(d)          48,872,407
Ingersoll-Rand PLC                                     691,800(c)          24,123,066
Manitowoc Co., Inc.                                  1,225,168(d)          15,927,184
Parker Hannifin Corp.                                  335,696             21,732,959
Stanley Black & Decker, Inc.                           327,515             18,802,636
                                                                      ---------------
Total                                                                     149,361,977
-------------------------------------------------------------------------------------

MEDIA (1.7%)
National CineMedia, Inc.                             1,147,572             19,807,093
Regal Entertainment Group, Class A                   1,346,086             23,650,731
                                                                      ---------------
Total                                                                      43,457,824
-------------------------------------------------------------------------------------

METALS & MINING (3.5%)
Freeport-McMoRan Copper & Gold, Inc.                   397,521(d)          33,208,904
Nucor Corp.                                            449,104(d)          20,380,340
Steel Dynamics, Inc.                                   871,461(d)          15,224,424
United States Steel Corp.                              323,500(d)          20,548,720
                                                                      ---------------
Total                                                                      89,362,388
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.3%)
Macy's, Inc.                                         1,498,076(d)          32,613,115
-------------------------------------------------------------------------------------

MULTI-UTILITIES (3.0%)
DTE Energy Co.                                         360,806(d)          16,091,948
Sempra Energy                                          735,843(d)          36,718,565
Wisconsin Energy Corp.                                 480,544(d)          23,743,679
                                                                      ---------------
Total                                                                      76,554,192
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

OIL, GAS & CONSUMABLE FUELS (6.1%)
Alpha Natural Resources, Inc.                          380,534(b,d)       $18,984,841
El Paso Corp.                                        1,043,550(d)          11,312,082
Enbridge, Inc.                                       1,053,240(c)          50,292,209
Newfield Exploration Co.                               349,610(b,d)        18,197,201
Pioneer Natural Resources Co.                          338,483(d)          19,063,363
Southwestern Energy Co.                                254,200(b)          10,351,024
Sunoco, Inc.                                           294,451              8,748,139
Ultra Petroleum Corp.                                  168,521(b)           7,858,134
Valero Energy Corp.                                    473,492(d)           9,327,792
                                                                      ---------------
Total                                                                     154,134,785
-------------------------------------------------------------------------------------

PHARMACEUTICALS (4.9%)
Forest Laboratories, Inc.                            1,082,926(b,d)        33,960,559
King Pharmaceuticals, Inc.                           1,426,384(b)          16,774,276
Mylan, Inc.                                          3,243,581(b,d)        73,661,725
                                                                      ---------------
Total                                                                     124,396,560
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (4.4%)
AvalonBay Communities, Inc.                            214,051(d)          18,483,304
Boston Properties, Inc.                                130,979(d)           9,881,056
Equity Residential                                     619,081(d)          24,237,021
Pebblebrook Hotel Trust                                276,069(b)           5,805,731
ProLogis                                               988,671(d)          13,050,457
Rayonier, Inc.                                         518,617(d)          23,560,770
Ventas, Inc.                                           347,043(d)          16,477,602
                                                                      ---------------
Total                                                                     111,495,941
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
St. Joe Co.                                            427,135(b,d)        13,817,817
-------------------------------------------------------------------------------------

ROAD & RAIL (2.5%)
Con-way, Inc.                                           73,876              2,594,525
CSX Corp.                                              384,963             19,594,617
JB Hunt Transport Services, Inc.                       132,276              4,746,063
Kansas City Southern                                   695,695(b,d)        25,163,289
Knight Transportation, Inc.                            127,382(d)           2,686,486
Landstar System, Inc.                                   96,536(d)           4,052,581
Old Dominion Freight Line, Inc.                         54,449(b,d)         1,818,052
Werner Enterprises, Inc.                               115,691(d)           2,680,560
                                                                      ---------------
Total                                                                      63,336,173
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.3%)
LSI Corp.                                            6,423,331(b)          39,310,786
Maxim Integrated Products, Inc.                      1,718,005(d)          33,312,117
Microchip Technology, Inc.                             412,744(d)          11,622,871
                                                                      ---------------
Total                                                                      84,245,774
-------------------------------------------------------------------------------------

SOFTWARE (3.6%)
Adobe Systems, Inc.                                    582,403(b,d)        20,599,594
Autodesk, Inc.                                         823,746(b)          24,234,607
BMC Software, Inc.                                     662,149(b)          25,161,662
Check Point Software Technologies                      588,751(b,c,d)      20,641,610
                                                                      ---------------
Total                                                                      90,637,473
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.3%)
Abercrombie & Fitch Co., Class A                       518,396(d)          23,659,594
Bed Bath & Beyond, Inc.                                204,833(b,d)         8,963,492
                                                                      ---------------
Total                                                                      32,623,086
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.9%)
VF Corp.                                               299,344(d)          23,992,422
-------------------------------------------------------------------------------------

TOBACCO (2.7%)
Lorillard, Inc.                                        896,723             67,469,439
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.7%)
WW Grainger, Inc.                                      172,153(d)          18,613,182
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Sprint Nextel Corp.                                  2,931,847(b,d)        11,141,019
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $2,223,940,145)                                                 $2,467,054,475
-------------------------------------------------------------------------------------





BONDS (0.6%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AUTOMOTIVE (0.4%)
Ford Motor
 Sr Unsecured Convertible
 11-15-16                            4.25%           $5,595,000            $8,417,957
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

WIRELINES (0.2%)
Qwest Communications Intl Convertible
 11-15-25                            3.50%           $5,518,000            $6,215,696
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $11,113,000)                                                       $14,633,653
-------------------------------------------------------------------------------------





MONEY MARKET FUND (2.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%              73,068,985(e)        $73,068,985
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $73,068,985)                                                       $73,068,985
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (26.0%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (2.0%)
Elysian Funding LLC
 04-19-10                            0.55%           $14,979,375          $14,979,375
Hannover Funding Company LLC
 04-06-10                            0.35             11,999,183           11,999,183
Rheingold Securitization
 04-22-10                            0.27             14,996,513           14,996,513
Versailles Commercial Paper LLC
 04-12-10                            0.23              9,998,019            9,998,019
                                                                      ---------------
Total                                                                      51,973,090
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (16.6%)
Australia and New Zealand Bank Group
 04-27-10                            0.29              5,000,000            5,000,000
 05-04-10                            0.31             10,000,000           10,000,000
 05-04-10                            0.32              2,550,000            2,550,000
Banco de Sabadell
 04-01-10                            0.31              8,500,000            8,500,000
Banco Popular Caisse d'Epargne
 04-08-10                            0.28             10,000,000           10,000,000
Banco Popular Espanol
 04-01-10                            0.31              5,000,000            5,000,000
 04-26-10                            0.35              4,997,085            4,997,085
 05-04-10                            0.34              4,997,163            4,997,163
Banco Santander Central Hispano
 04-01-10                            0.23              2,000,000            2,000,000
 04-06-10                            0.30              8,000,000            8,000,000
 04-19-10                            0.31             15,000,000           15,000,000
Banque Federative du Credit Mutuel
 04-19-10                            0.35              2,497,846            2,497,846
BRED Banque Populaire
 05-24-10                            0.35              4,997,036            4,997,036
Caisse Centrale du Credit Immobilier de France
 04-30-10                            0.35              4,998,515            4,998,515
Caixa Geral de Deposit
 04-08-10                            0.35              5,000,000            5,000,000
Clydesdale Bank
 04-06-10                            0.25             15,000,000           15,000,000
 04-08-10                            0.25              5,000,000            5,000,000
 04-30-10                            0.25              4,997,918            4,997,918
Credit Agricole
 04-01-10                            0.18             10,000,000           10,000,000
Credit Industrial et Commercial
 04-13-10                            0.34             15,000,000           15,000,000
Credit Suisse First Boston
 05-17-10                            0.35             10,000,000           10,000,000
 05-24-10                            0.32              5,000,000            5,000,000
Dexia Bank
 04-12-10                            0.31              4,998,645            4,998,645
 04-26-10                            0.33              1,000,000            1,000,000
Dexia Credit Local
 04-12-10                            0.28             22,000,000           22,000,000
Erste Bank der Oesterreichischen Sparkassen
 04-01-10                            0.29              7,999,613            7,999,613
Hong Kong Shanghai Bank
 04-06-10                            0.22             10,000,000           10,000,000
Landesbank Hessen Thuringen
 04-01-10                            0.28             10,000,000           10,000,000
Macquarie Bank
 04-01-10                            0.31             19,998,967           19,998,967
Natixis
 04-26-10                            0.24             10,000,000           10,000,000
Norinchukin Bank
 04-08-10                            0.25             12,000,000           12,000,000
State Development Bank of NorthRhine-Westphalia
 04-01-10                            0.21             25,000,001           25,000,001


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
CERTIFICATES OF DEPOSIT (CONT.)
NyKredit Bank
 04-06-10                            0.44%           $10,000,000          $10,000,000
 04-29-10                            0.35              5,000,000            5,000,000
 06-24-10                            0.38              5,000,000            5,000,000
Pohjola Bank
 04-26-10                            0.31              5,000,000            5,000,000
 06-10-10                            0.32              2,497,957            2,497,957
 06-10-10                            0.34              5,000,000            5,000,000
Raiffeisen Zentralbank Oesterreich
 04-01-10                            0.31             20,000,000           20,000,000
Societe Generale
 04-01-10                            0.17             20,000,000           20,000,000
Sumitomo Mitsui Banking
 04-26-10                            0.29             10,000,000           10,000,000
 05-19-10                            0.27             15,000,000           15,000,000
Ulster Bank Ireland Limited
 04-01-10                            0.29              3,499,831            3,499,831
Unicredit BK
 04-06-10                            0.30             18,000,000           18,000,000
United Overseas Bank
 05-26-10                            0.30             10,000,000           10,000,000
Versailles Commercial Paper LLC
 04-22-10                            0.26              7,998,209            7,998,209
                                                                      ---------------
Total                                                                     418,528,786
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.4%)
Citigroup Funding
 04-26-10                            0.26              9,997,472            9,997,472
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (7.0%)(f)
Banc of America Securities LLC
 dated 03-31-10, matures 04-01-10,
 repurchase price
 $21,695,501                         0.05             21,695,471           21,695,471
Barclays Capital
 dated 03-22-10, matures 4-30-10,
 repurchase price
 $10,003,083                         0.37             10,000,000           10,000,000
Barclays Capital
 dated 03-31-10, matures 04-01-10,
 repurchase price
 $11,000,083                         0.27             11,000,000           11,000,000
Cantor Fitzgerald
 dated 03-31-10, matures 04-01-10,
 repurchase price
 $85,000,118                         0.05             85,000,000           85,000,000
Goldman Sachs
 dated 03-31-10, matures 04-30-10,
 repurchase price
 $20,003,667                         0.22             20,000,000           20,000,000
Morgan Stanley
 dated 01-15-10, matures 04-30-10,
 repurchase price
 $10,002,667                         0.32             10,000,000           10,000,000
Pershing LLC
 dated 03-31-10, matures 04-01-10,
 repurchase price
 $10,000,061                         0.22             10,000,000           10,000,000
RBS Securities
 dated 03-31-10, matures 04-01-10,
 repurchase price
 $11,000,128                         0.42             11,000,000           11,000,000
                                                                      ---------------
Total                                                                     178,695,471
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $659,194,819)                                                      659,194,819
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,967,316,949)(g)                                              $3,213,951,932
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS



ADR  -- American Depositary Receipt


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 17.18% of net assets.

(d) At March 31, 2010, security was partially or fully on loan. See Note 6 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at March 31, 2010.

(f) The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

     BANC OF AMERICA SECURITIES LLC (0.05%)

     SECURITY DESCRIPTION                              VALUE(a)
     -----------------------------------------------------------
     Fannie Mae REMICS                                $1,362,479
     Freddie Mac REMICS                                3,367,084
     Government National Mortgage Association         17,399,818
     -----------------------------------------------------------
     Total market value of collateral securities     $22,129,381
     -----------------------------------------------------------



     BARCLAYS CAPITAL (0.37%)

     SECURITY DESCRIPTION                              VALUE(a)
     -----------------------------------------------------------
     United States Treasury Note/Bond                $10,200,003
     -----------------------------------------------------------
     Total market value of collateral securities     $10,200,003
     -----------------------------------------------------------



     BARCLAYS CAPITAL (0.27%)

     SECURITY DESCRIPTION                              VALUE(a)
     -----------------------------------------------------------
     Banc of America Commercial Mortgage Inc          $1,089,097
     Bayview Commercial Asset Trust                      196,046
     BCAP LLC Trust                                      240,162
     Bear Stearns Adjustable Rate Mortgage Trust         332,087
     Bear Stearns Commercial Mortgage Securities         533,397
     CC Mortgage Funding Corp                            100,014
     Citigroup Commercial Mortgage Trust                 710,264
     Citigroup Mortgage Loan Trust Inc                    10,522
     Citigroup/Deutsche Bank Commercial Mortgage
       Trust                                              20,778
     Commercial Mortgage Asset Trust                     121,753
     Commercial Mortgage Pass Through Certificates        93,851
     Countrywide Home Loan Mortgage Pass Through
       Trust                                              97,961


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

     NOTES TO PORTFOLIO OF
     INVESTMENTS (CONTINUED)



     BARCLAYS CAPITAL (0.27%) (CONTINUED)

     SECURITY DESCRIPTION                              VALUE(a)
     -----------------------------------------------------------
     Credit Suisse First Boston Mortgage Securities
       Corp                                              427,469
     Credit Suisse Mortgage Capital Certificates          27,786
     Crusade Global Trust                                 79,631
     First Franklin Mortgage Loan Asset Backed
       Certificates                                      191,298
     GE Capital Commercial Mortgage Corp                   9,079
     General Electric Capital Assurance Co               110,553
     GMAC Commercial Mortgage Securities Inc              27,641
     Gracechurch Mortgage Financing PLC                   15,963
     Granite Master Issuer PLC                         1,015,614
     Granite Mortgages PLC                               917,674
     Greenwich Capital Commercial Funding Corp           288,970
     GSAMP Trust                                         102,249
     Homestar Mortgage Acceptance Corp                   187,729
     Interstar Millennium Trust                           34,049
     JP Morgan Chase Commercial Mortgage Securities
       Corp                                              349,943
     Kildare Securities Ltd                                9,209
     LB-UBS Commercial Mortgage Trust                    243,185
     Leek Finance Ltd                                     10,212
     Medallion Trust                                       2,998
     Merrill Lynch Floating Trust                        105,690
     Merrill Lynch/Countrywide Commercial Mortgage
       Trust                                             428,932
     Morgan Stanley ABS Capital I                        243,916
     Morgan Stanley Capital I                            206,828
     Morgan Stanley Dean Witter Capital I                  4,504
     Mortgage Equity Conversion Asset Trust                6,334
     National RMBS Trust                                   8,639
     Nomura Asset Securities Corp                        389,347
     Paragon Mortgages PLC                               649,088
     Puma Finance Ltd                                     23,214
     Residential Accredit Loans Inc                       53,455
     Residential Asset Mortgage Products Inc             326,686
     Residential Mortgage Securities                     323,234
     SACO I Inc                                           24,035
     Structured Asset Mortgage Investments Inc            55,976
     Structured Asset Securities Corp                     92,774
     Superannuation Members Home Loans Global Fund       386,497
     Thornburg Mortgage Securities Trust                   2,122
     Wachovia Bank Commercial Mortgage Trust             207,055
     WaMu Mortgage Pass Through Certificates             414,490
     -----------------------------------------------------------
     Total market value of collateral securities     $11,550,000
     -----------------------------------------------------------




--------------------------------------------------------------------------------
18  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

     CANTOR FITZGERALD (0.05%)

     SECURITY DESCRIPTION                              VALUE(a)
     -----------------------------------------------------------
     Fannie Mae Grantor Trust                             $3,338
     Fannie Mae Interest Strip                           226,442
     Fannie Mae Pool                                  61,765,113
     Fannie Mae REMICS                                 3,603,172
     Fannie Mae Whole Loan                                64,119
     Federal Home Loan Mortgage Corp                   1,929,376
     Freddie Mac Non Gold Pool                         9,069,272
     Freddie Mac Reference REMIC                         118,671
     Freddie Mac REMICS                                1,359,864
     Freddie Mac Strips                                  126,137
     Ginnie Mae I Pool                                 1,405,337
     Ginnie Mae II Pool                                2,247,447
     Government National Mortgage Association            633,086
     United States Treasury Bill                         544,668
     United States Treasury Inflation Indexed Bonds       98,282
     United States Treasury Note/Bond                         24
     United States Treasury Strip Coupon               3,036,910
     United States Treasury Strip Principal              468,745
     -----------------------------------------------------------
     Total market value of collateral securities     $86,700,003
     -----------------------------------------------------------



     GOLDMAN SACHS (0.22%)

     SECURITY DESCRIPTION                              VALUE(a)
     -----------------------------------------------------------
     Allied Irish Banks PLC/New York NY               $6,187,154
     BNP Paribas                                       6,634,384
     Societe Generale                                  8,178,462
     -----------------------------------------------------------
     Total market value of collateral securities     $21,000,000
     -----------------------------------------------------------



     MORGAN STANLEY (0.32%)

     SECURITY DESCRIPTION                              VALUE(a)
     -----------------------------------------------------------
     Amstel Funding Corp                                $900,674
     Amsterdam Funding Corp                               16,658
     Atlantic Asset Securities                             3,332
     Beethoven Funding Corp                                   17
     Bryant Park Funding LLC                                 867
     BTM Capital Corp                                    344,958
     Can Ast & Can Ltd                                   228,260
     Chesham Financing/ Chesham LLC                      143,714
     Concord Min Capital                                 178,269
     Crown Point Capital                                  48,067
     Fairway Finance Corp                                     50
     Fannie Mae Pool                                      70,533
     Fannie Mae REMICS                                    70,526
     Fannie Mae Whole Loan                                 1,027


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

     NOTES TO PORTFOLIO OF
     INVESTMENTS (CONTINUED)



     MORGAN STANLEY (0.32%) (CONTINUED)

     SECURITY DESCRIPTION                              VALUE(a)
     -----------------------------------------------------------
     Federal Home Loan Banks                           2,175,280
     Federal National Mortgage Association                30,667
     FHLMC-GNMA                                               45
     Freddie Mac Gold Pool                                 9,599
     Freddie Mac Non Gold Pool                             2,584
     Freddie Mac REMICS                                        2
     Galleon Capital Corp                                  1,666
     Ginnie Mae I Pool                                    60,190
     Ginnie Mae II Pool                                   15,340
     Gotham Funding Corp                                   2,000
     Halkin Finance LLC                                  595,988
     LMA LMA Americas                                     39,985
     Manhattan Asset Funding                               5,248
     Market St Funding Corp                               22,976
     Nationwide Life Insurance Co                          6,833
     Nestle Capital Corp                                 650,572
     Paradigm Funding LLC                                 25,012
     Scaldis & Scaldis                                   961,612
     Silver Tower US Funding                             917,091
     Starbird Funding Corp                                12,948
     Straight A Funding                                   38,328
     Thames Ast Global Securities                        628,653
     TSL Inc                                           2,218,705
     Victory Receivables                                      83
     -----------------------------------------------------------
     Total market value of collateral securities     $10,428,359
     -----------------------------------------------------------



     PERSHING LLC (0.22%)

     SECURITY DESCRIPTION                              VALUE(a)
     -----------------------------------------------------------
     Fannie Mae Benchmark REMIC                          $40,142
     Fannie Mae Pool                                   4,036,983
     Fannie Mae REMICS                                   969,212
     Federal Home Loan Banks                              15,300
     Federal Home Loan Mortgage Corp                      56,911
     Federal National Mortgage Association               130,241
     Freddie Mac Gold Pool                             1,843,799
     Freddie Mac Non Gold Pool                            86,560
     Freddie Mac Reference REMIC                          24,685
     Freddie Mac REMICS                                  182,764
     Ginnie Mae I Pool                                   282,880
     Ginnie Mae II Pool                                  113,413
     Government National Mortgage Association            363,277
     United States Treasury Inflation Indexed Bonds       48,192
     United States Treasury Note/Bond                  1,847,296


--------------------------------------------------------------------------------
20  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

     NOTES TO PORTFOLIO OF
     INVESTMENTS (CONTINUED)



     PERSHING LLC (0.22%) (CONTINUED)

     SECURITY DESCRIPTION                              VALUE(a)
     -----------------------------------------------------------
     United States Treasury Strip Principal              158,345
     -----------------------------------------------------------
     Total market value of collateral securities     $10,200,000
     -----------------------------------------------------------



     RBS SECURITIES (0.42%)

     SECURITY DESCRIPTION                              VALUE(a)
     -----------------------------------------------------------
     Accredited Mortgage Loan Trust                      $63,288
     ACE Securities Corp                                 127,460
     Aegis Asset Backed Securities Trust                  93,534
     American Express Credit Account Master Trust        234,724
     AmeriCredit Automobile Receivables Trust             55,710
     Ameriquest Mortgage Securities Inc                  105,817
     Amortizing Residential Collateral Trust              33,376
     BA Credit Card Trust                                200,285
     Bank of America Auto Trust                            2,475
     BMW Vehicle Lease Trust                             424,645
     Capital Auto Receivables Asset Trust              1,094,749
     Capital One Multi-Asset Execution Trust             625,693
     Capital One Prime Auto Receivables Trust             23,918
     Chase Issuance Trust                                442,705
     Citibank Credit Card Issuance Trust                 482,201
     Citigroup Commercial Mortgage Trust                 106,739
     CNH Equipment Trust                                   5,430
     Countrywide Asset-Backed Certificates               248,033
     Credit-Based Asset Servicing and
       Securitization LLC                                130,945
     Fifth Third Auto Trust                               84,606
     First Franklin Mortgage Loan Asset Backed
       Certificates                                      236,551
     Ford Credit Auto Owner Trust                        182,782
     Franklin Auto Trust                                  23,565
     GE Business Loan Trust                              135,291
     Goal Capital Funding Trust                           15,644
     Green Tree Mortgage Loan Trust                      149,718
     Greenwich Capital Commercial Funding Corp           368,958
     GS Mortgage Securities Corp II                      504,680
     Hampden CBO Ltd                                     409,749
     Harley-Davidson Motorcycle Trust                     44,422
     Honda Auto Receivables Owner Trust                   23,353
     Household Automotive Trust                           88,146
     Household Credit Card Master Note Trust I            27,453
     HSBC Home Equity Loan Trust                         805,699
     Hyundai Auto Receivables Trust                        1,391
     Impac CMB Trust                                      26,044
     John Deere Owner Trust                               81,772
     JP Morgan Chase Commercial Mortgage Securities
       Corp                                               10,443


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

     NOTES TO PORTFOLIO OF
     INVESTMENTS (CONTINUED)



     RBS SECURITIES (0.42%) (CONTINUED)

     SECURITY DESCRIPTION                              VALUE(a)
     -----------------------------------------------------------
     Keycorp Student Loan Trust                           36,031
     Massachusetts Educational Financing Authority        68,770
     MBNA Credit Card Master Note Trust                1,103,160
     MBNA Master Credit Card Trust                         1,114
     Merrill Auto Trust Securitization                   852,744
     Merrill Lynch/Countrywide Commercial Mortgage
       Trust                                             559,947
     Morgan Stanley Capital I                             17,173
     Nelnet Student Loan Trust                           380,132
     Nissan Auto Lease Trust                             176,373
     Nissan Auto Receivables Owner Trust                 375,872
     Petra CRE CDO Ltd                                    84,470
     SLM Student Loan Trust                              116,803
     Soundview Home Equity Loan Trust                     18,505
     Structured Asset Investment Loan Trust               36,948
     -----------------------------------------------------------
     Total market value of collateral securities     $11,550,036
     -----------------------------------------------------------


(G) At March 31, 2010, the cost of securities for federal income tax purposes was approximately $2,967,334,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                        $325,264,000
     Unrealized depreciation                         (78,646,000)
     -----------------------------------------------------------
     Net unrealized appreciation                    $246,618,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
22  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted

--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT 23 prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

                                               FAIR VALUE AT MARCH 31, 2010
                            ------------------------------------------------------------------
                                 LEVEL 1           LEVEL 2
                              QUOTED PRICES         OTHER          LEVEL 3
                                IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                               MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                 IDENTICAL ASSETS       INPUTS          INPUTS            TOTAL
----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)           $2,467,054,475              $--         $--        $2,467,054,475
----------------------------------------------------------------------------------------------
Total Equity Securities       2,467,054,475               --          --         2,467,054,475
----------------------------------------------------------------------------------------------
Bonds
  Corporate Debt
    Securities                           --       14,633,653          --            14,633,653
----------------------------------------------------------------------------------------------
Total Bonds                              --       14,633,653          --            14,633,653
----------------------------------------------------------------------------------------------
Other
  Affiliated Money
    Market Fund(b)               73,068,985               --          --            73,068,985
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(c)                              --      659,194,819          --           659,194,819
----------------------------------------------------------------------------------------------
Total Other                      73,068,985      659,194,819          --           732,263,804
----------------------------------------------------------------------------------------------
Total                        $2,540,123,460     $673,828,472         $--        $3,213,951,932
----------------------------------------------------------------------------------------------


(a)  Industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.
(c) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
24  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MARCH 31, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $2,235,053,145)                  $2,481,688,128
  Affiliated money market fund (identified cost $73,068,985)                  73,068,985
  Investments of cash collateral received for securities on loan
    (identified cost $659,194,819)                                           659,194,819
----------------------------------------------------------------------------------------
Total investments in securities (identified cost $2,967,316,949)           3,213,951,932
Capital shares receivable                                                      1,985,039
Dividends and accrued interest receivable                                      3,540,005
Receivable for investment securities sold                                     16,210,483
----------------------------------------------------------------------------------------

Total assets                                                               3,235,687,459
----------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                         4,192,034
Payable for investment securities purchased                                   35,689,445
Payable upon return of securities loaned                                     659,194,819
Accrued investment management services fees                                       47,410
Accrued distribution fees                                                        681,880
Accrued transfer agency fees                                                      11,013
Accrued administrative services fees                                               3,694
Accrued plan administration services fees                                        194,056
Other accrued expenses                                                           211,597
----------------------------------------------------------------------------------------

Total liabilities                                                            700,225,948
----------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $2,535,461,511
----------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                           $    3,649,276
Additional paid-in capital                                                 2,966,317,413
Undistributed net investment income                                            1,887,004
Accumulated net realized gain (loss)                                        (683,028,359)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies         246,636,177
----------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $2,535,461,511
----------------------------------------------------------------------------------------

*Value of securities on loan                                              $  642,340,153
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  25

STATEMENT OF ASSETS AND LIABILITIES (continued) -------------------------------- MARCH 31, 2010 (UNAUDITED)

NET ASSET VALUE PER SHARE
                     NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $1,583,054,980          227,650,106                       $6.95(1)
Class B          $  138,809,015           20,706,799                       $6.70
Class C          $   49,718,603            7,425,762                       $6.70
Class I          $  119,401,582           16,909,777                       $7.06
Class R2         $   18,439,646            2,670,046                       $6.91
Class R3         $   64,166,271            9,256,098                       $6.93
Class R4         $  405,292,426           57,949,350                       $6.99
Class R5         $  156,575,440           22,359,127                       $7.00
Class W          $        3,548                  506                       $7.01
--------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $7.37. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                     $ 20,222,671
Interest                                                           190,034
Income distributions from affiliated money market fund              39,026
Income from securities lending -- net                              942,668
  Less foreign taxes withheld                                     (122,983)
--------------------------------------------------------------------------
Total income                                                    21,271,416
--------------------------------------------------------------------------
Expenses:
Investment management services fees                              6,980,052
Distribution fees
  Class A                                                        1,676,277
  Class B                                                          519,945
  Class C                                                          215,226
  Class R2                                                          41,473
  Class R3                                                          66,722
  Class W                                                                4
Transfer agency fees
  Class A                                                        1,439,984
  Class B                                                          121,468
  Class C                                                           47,509
  Class R2                                                           4,147
  Class R3                                                          13,344
  Class R4                                                          90,302
  Class R5                                                          35,684
  Class W                                                                3
Administrative services fees                                       565,063
Plan administration services fees
  Class R2                                                          20,737
  Class R3                                                          66,722
  Class R4                                                         451,511
Compensation of board members                                       32,326
Custodian fees                                                         765
Printing and postage                                                95,900
Registration fees                                                   46,813
Professional fees                                                   12,227
Other                                                               11,655
--------------------------------------------------------------------------
Total expenses                                                  12,555,859
--------------------------------------------------------------------------
Investment income (loss) -- net                                  8,715,557
--------------------------------------------------------------------------



--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  27

STATEMENT OF OPERATIONS (continued) --------------------------------------------
SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                       $  2,420,690
  Foreign currency transactions                                      7,489
--------------------------------------------------------------------------
Net realized gain (loss) on investments                          2,428,179
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                        280,094,717
--------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          282,522,896
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $291,238,453
--------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                MARCH 31, 2010  SEPT. 30, 2009
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                 $    8,715,557  $   23,972,761
Net realized gain (loss) on investments                              2,428,179    (590,498,906)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                            280,094,717     401,025,380
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                       291,238,453    (165,500,765)
----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                        (16,978,308)     (6,689,472)
    Class B                                                           (546,735)             --
    Class C                                                           (305,343)             --
    Class I                                                           (791,553)       (146,963)
    Class R2                                                          (180,823)        (59,254)
    Class R3                                                          (720,607)       (202,715)
    Class R4                                                        (5,317,307)     (1,811,191)
    Class R5                                                        (2,395,401)       (787,627)
    Class W                                                                (44)            (13)
  Net realized gain
    Class A                                                                 --    (108,709,788)
    Class B                                                                 --      (9,999,814)
    Class C                                                                 --      (3,265,935)
    Class I                                                                 --      (1,163,507)
    Class R2                                                                --        (878,674)
    Class R3                                                                --      (2,431,441)
    Class R4                                                                --     (19,048,162)
    Class R5                                                                --      (6,372,091)
    Class W                                                                 --            (226)
----------------------------------------------------------------------------------------------
Total distributions                                                (27,236,121)   (161,566,873)
----------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                MARCH 31, 2010  SEPT. 30, 2009
                                                                   (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                $   66,433,839  $  286,175,982
  Class B shares                                                     2,399,211       8,946,625
  Class C shares                                                     3,311,407       7,622,314
  Class I shares                                                     1,725,202      27,116,720
  Class R2 shares                                                    2,312,078       7,179,544
  Class R3 shares                                                   19,123,783      28,244,883
  Class R4 shares                                                   50,868,113     119,491,074
  Class R5 shares                                                   22,336,382      91,595,655
Fund merger (Note 9)
  Class A shares                                                   196,881,224             N/A
  Class B shares                                                    33,139,932             N/A
  Class C shares                                                     4,214,969             N/A
  Class I shares                                                    67,824,923             N/A
  Class R4 shares                                                       87,188             N/A
Reinvestment of distributions at net asset value
  Class A shares                                                    16,622,344     113,220,162
  Class B shares                                                       531,175       9,780,584
  Class C shares                                                       237,703       2,586,404
  Class I shares                                                       791,468       1,310,084
  Class R2 shares                                                      180,133         937,928
  Class R3 shares                                                      720,607       2,634,156
  Class R4 shares                                                    5,317,192      20,858,784
  Class R5 shares                                                    2,098,379       6,295,319
Conversions from Class B to Class A
  Class A shares                                                        17,820      15,583,089
  Class B shares                                                       (17,820)    (15,583,089)
Payments for redemptions
  Class A shares                                                  (215,636,011)   (531,520,750)
  Class B shares                                                   (14,879,290)    (34,142,545)
  Class C shares                                                    (5,454,189)    (13,517,775)
  Class I shares                                                    (1,333,823)     (5,572,049)
  Class R2 shares                                                   (2,002,722)     (2,360,580)
  Class R3 shares                                                   (9,093,301)    (14,538,133)
  Class R4 shares                                                  (33,675,012)    (54,661,785)
  Class R5 shares                                                  (18,612,573)    (32,246,696)
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                     196,470,331      45,435,905
----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            460,472,663    (281,631,733)
Net assets at beginning of period                                2,074,988,848   2,356,620,581
----------------------------------------------------------------------------------------------
Net assets at end of period                                     $2,535,461,511  $2,074,988,848
----------------------------------------------------------------------------------------------
Undistributed net investment income                             $    1,887,004  $   21,282,632
----------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS  ----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                  SIX MONTHS ENDED                     YEAR ENDED SEPT. 30,
CLASS A                                            MARCH 31, 2010      ---------------------------------------------------
PER SHARE DATA                                       (UNAUDITED)        2009        2008       2007       2006       2005
Net asset value, beginning of period                    $6.15           $7.14      $10.15      $9.12      $8.56      $6.81
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .03             .07         .07        .06        .05        .03
Net gains (losses) (both realized and
 unrealized)                                              .85            (.59)      (2.56)      1.89       1.03       1.80
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .88            (.52)      (2.49)      1.95       1.08       1.83
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.08)           (.02)       (.05)      (.05)      (.03)      (.02)
Distributions from realized gains                          --            (.45)       (.47)      (.87)      (.49)      (.06)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                      (.08)           (.47)       (.52)      (.92)      (.52)      (.08)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $6.95           $6.15       $7.14     $10.15      $9.12      $8.56
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           14.45%          (4.97%)    (25.62%)    22.74%     13.18%     27.06%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(A)
Total expenses                                          1.20%(b)        1.19%       1.28%      1.23%      1.33%      1.37%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             .81%(b)        1.39%        .74%       .58%       .72%       .58%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1,583          $1,351      $1,745     $2,026     $1,443       $782
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   21%             42%         34%        24%        44%        26%
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

                                                  SIX MONTHS ENDED                     YEAR ENDED SEPT. 30,
CLASS B                                            MARCH 31, 2010      ---------------------------------------------------
PER SHARE DATA                                       (UNAUDITED)        2009        2008       2007       2006       2005
Net asset value, beginning of period                    $5.90           $6.90       $9.84      $8.89      $8.38      $6.70
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .00(c)          .03        (.01)      (.02)        --         --
Net gains (losses) (both realized and
 unrealized)                                              .83            (.58)      (2.46)      1.84       1.00       1.74
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .83            (.55)      (2.47)      1.82       1.00       1.74
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.03)             --          --         --         --         --
Distributions from realized gains                          --            (.45)       (.47)      (.87)      (.49)      (.06)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                      (.03)           (.45)       (.47)      (.87)      (.49)      (.06)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $6.70           $5.90       $6.90      $9.84      $8.89      $8.38
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           14.16%          (5.88%)    (26.13%)    21.73%     12.42%     26.12%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(A)
Total expenses                                          1.97%(b)        1.96%       2.04%      1.99%      2.10%      2.13%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             .05%(b)         .62%       (.07%)     (.17%)     (.06%)     (.20%)
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $139            $104        $164       $306       $297       $242
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   21%             42%         34%        24%        44%        26%
--------------------------------------------------------------------------------------------------------------------------



                                                  SIX MONTHS ENDED                     YEAR ENDED SEPT. 30,
CLASS C                                            MARCH 31, 2010      ---------------------------------------------------
PER SHARE DATA                                       (UNAUDITED)        2009        2008       2007       2006       2005
Net asset value, beginning of period                    $5.91           $6.90       $9.84      $8.89      $8.39      $6.70
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .00(c)          .03         .00(c)    (.02)        --         --
Net gains (losses) (both realized and
 unrealized)                                              .83            (.57)      (2.46)      1.84        .99       1.75
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .83            (.54)      (2.46)      1.82        .99       1.75
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.04)             --        (.01)        --         --         --
Distributions from realized gains                          --            (.45)       (.47)      (.87)      (.49)      (.06)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                      (.04)           (.45)       (.48)      (.87)      (.49)      (.06)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $6.70           $5.91       $6.90      $9.84      $8.89      $8.39
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           14.17%          (5.74%)    (26.11%)    21.72%     12.29%     26.27%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(A)
Total expenses                                          1.96%(b)        1.95%       2.03%      1.98%      2.09%      2.13%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             .06%(b)         .62%        .03%      (.18%)     (.04%)     (.19%)
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $50             $42         $54        $42        $27        $14
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   21%             42%         34%        24%        44%        26%
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
32  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED                     YEAR ENDED SEPT. 30,
CLASS I                                            MARCH 31, 2010      ---------------------------------------------------
PER SHARE DATA                                       (UNAUDITED)        2009        2008       2007       2006       2005
Net asset value, beginning of period                    $6.25           $7.26      $10.30      $9.24      $8.65      $6.87
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .04             .09         .10        .09        .08        .05
Net gains (losses) (both realized and
 unrealized)                                              .88            (.60)      (2.58)      1.92       1.06       1.83
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .92            (.51)      (2.48)      2.01       1.14       1.88
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.11)           (.05)       (.09)      (.08)      (.06)      (.04)
Distributions from realized gains                          --            (.45)       (.47)      (.87)      (.49)      (.06)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                      (.11)           (.50)       (.56)      (.95)      (.55)      (.10)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $7.06           $6.25       $7.26     $10.30      $9.24      $8.65
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           14.89%          (4.60%)    (25.25%)    23.18%     13.71%     27.54%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(A)
Total expenses                                           .73%(b)         .67%        .85%       .80%       .89%       .89%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            1.34%(b)        1.83%       1.13%       .91%      1.16%      1.02%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $119             $44         $16        $29        $18        $12
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   21%             42%         34%        24%        44%        26%
--------------------------------------------------------------------------------------------------------------------------



                                                  SIX MONTHS ENDED          Year ended Sept. 30,
CLASS R2                                           MARCH 31, 2010      ------------------------------
PER SHARE DATA                                       (UNAUDITED)        2009        2008      2007(d)
Net asset value, beginning of period                    $6.11           $7.12      $10.18       $9.96
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .02             .05         .05         .01
Net gains (losses) (both realized and
 unrealized)                                              .85            (.58)      (2.56)       1.16
----------------------------------------------------------------------------------------------------------
Total from investment operations                          .87            (.53)      (2.51)       1.17
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.07)           (.03)       (.08)       (.08)
Distributions from realized gains                          --            (.45)       (.47)       (.87)
----------------------------------------------------------------------------------------------------------
Total distributions                                      (.07)           (.48)       (.55)       (.95)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $6.91           $6.11       $7.12      $10.18
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           14.35%          (5.25%)    (25.87%)     13.00%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(A)
Total expenses                                          1.54%(b)        1.47%       1.61%       1.67%(b)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                             .49%(b)        1.07%        .60%        .11%(b)
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $18             $16         $10         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   21%             42%         34%         24%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

                                                  SIX MONTHS ENDED          Year ended Sept. 30,
CLASS R3                                           MARCH 31, 2010      ------------------------------
PER SHARE DATA                                       (UNAUDITED)        2009        2008      2007(d)
Net asset value, beginning of period                    $6.14           $7.15      $10.19       $9.96
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .02             .06         .07         .04
Net gains (losses) (both realized and
 unrealized)                                              .86            (.59)      (2.56)       1.14
----------------------------------------------------------------------------------------------------------
Total from investment operations                          .88            (.53)      (2.49)       1.18
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.09)           (.03)       (.08)       (.08)
Distributions from realized gains                          --            (.45)       (.47)       (.87)
----------------------------------------------------------------------------------------------------------
Total distributions                                      (.09)           (.48)       (.55)       (.95)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $6.93           $6.14       $7.15      $10.19
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           14.39%          (5.07%)    (25.60%)     13.12%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(A)
Total expenses                                          1.29%(b)        1.22%       1.36%       1.49%(b)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                             .74%(b)        1.30%        .85%        .57%(b)
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $64             $47         $31         $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   21%             42%         34%         24%
----------------------------------------------------------------------------------------------------------



                                                  SIX MONTHS ENDED                     YEAR ENDED SEPT. 30,
CLASS R4                                           MARCH 31, 2010      ---------------------------------------------------
PER SHARE DATA                                       (UNAUDITED)        2009        2008       2007       2006       2005
Net asset value, beginning of period                    $6.19           $7.20      $10.22      $9.19      $8.62      $6.85
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .03             .08         .08        .07        .07        .03
Net gains (losses) (both realized and
 unrealized)                                              .87            (.60)      (2.56)      1.90       1.04       1.83
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .90            (.52)      (2.48)      1.97       1.11       1.86
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.10)           (.04)       (.07)      (.07)      (.05)      (.03)
Distributions from realized gains                          --            (.45)       (.47)      (.87)      (.49)      (.06)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                      (.10)           (.49)       (.54)      (.94)      (.54)      (.09)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $6.99           $6.19       $7.20     $10.22      $9.19      $8.62
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           14.61%          (4.91%)    (25.41%)    22.81%     13.35%     27.30%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(A)
Total expenses                                          1.04%(b)         .97%       1.13%      1.10%      1.16%      1.19%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             .99%(b)        1.55%        .96%       .68%       .96%       .75%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $405            $338        $271       $157        $45         $1
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   21%             42%         34%        24%        44%        26%
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
34  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED          Year ended Sept. 30,
CLASS R5                                           MARCH 31, 2010      ------------------------------
PER SHARE DATA                                       (UNAUDITED)        2009        2008      2007(d)
Net asset value, beginning of period                    $6.20           $7.21      $10.23       $9.96
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .04             .09         .12         .08
Net gains (losses) (both realized and
 unrealized)                                              .87            (.60)      (2.58)       1.14
-----------------------------------------------------------------------------------------------------
Total from investment operations                          .91            (.51)      (2.46)       1.22
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.11)           (.05)       (.09)       (.08)
Distributions from realized gains                          --            (.45)       (.47)       (.87)
-----------------------------------------------------------------------------------------------------
Total distributions                                      (.11)           (.50)       (.56)       (.95)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                          $7.00           $6.20       $7.21      $10.23
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                           14.81%          (4.65%)    (25.23%)     13.57%
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(A)
Total expenses                                           .79%(b)         .72%        .84%        .84%(b)
-----------------------------------------------------------------------------------------------------
Net investment income (loss)                            1.23%(b)        1.82%       1.46%       1.03%(b)
-----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $157            $133         $65         $--
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   21%             42%         34%         24%
-----------------------------------------------------------------------------------------------------



                                                  SIX MONTHS ENDED          Year ended Sept. 30,
CLASS W                                            MARCH 31, 2010      ------------------------------
PER SHARE DATA                                       (UNAUDITED)        2009        2008      2007(e)
Net asset value, beginning of period                    $6.20           $7.19      $10.20       $9.88
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .03             .07         .07         .05
Net gains (losses) (both realized and
 unrealized)                                              .87            (.59)      (2.56)       1.22
-----------------------------------------------------------------------------------------------------
Total from investment operations                          .90            (.52)      (2.49)       1.27
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.09)           (.02)       (.05)       (.08)
Distributions from realized gains                          --            (.45)       (.47)       (.87)
-----------------------------------------------------------------------------------------------------
Total distributions                                      (.09)           (.47)       (.52)       (.95)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                          $7.01           $6.20       $7.19      $10.20
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                           14.60%          (4.96%)    (25.53%)     14.14%
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(A)
Total expenses                                          1.17%(b)        1.07%       1.27%       1.23%(b)
-----------------------------------------------------------------------------------------------------
Net investment income (loss)                             .85%(b)        1.48%        .73%        .66%(b)
-----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $--             $--         $--         $--
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   21%             42%         34%         24%
-----------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
(a) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) Rounds to zero.
(d) For the period from Dec. 11, 2006 (when shares became publicly available) to Sept. 30, 2007.
(e) For the period from Dec. 1, 2006 (when shares became publicly available) to Sept. 30, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------
36  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS OF MARCH 31, 2010)

1. ORGANIZATION

RiverSource Mid Cap Value Fund (the Fund) is a series of RiverSource Investment Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 act) as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in equity securities of medium-sized companies.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At March 31, 2010, RiverSource Investments, LLC* (RiverSource Investments or the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


 * Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.


--------------------------------------------------------------------------------
38  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on of the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all

--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


--------------------------------------------------------------------------------
40  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.70% to 0.475% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Mid-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $253,447 for the six months ended March 31, 2010. The management fee for the six months ended March 31, 2010 was 0.66% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended March 31, 2010 was 0.05% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2010, there were no expenses incurred for these particular items.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.** (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $4,431,000 and $266,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered

 * Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

** Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as
   Columbia Management Investment Distributors, Inc.

--------------------------------------------------------------------------------
42  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $350,291 for Class A, $33,302 for Class B and $1,298 for Class C for the six months ended March 31, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES Effective March 27, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.26%
Class B..............................................  2.03
Class C..............................................  2.02
Class I..............................................  0.79
Class R2.............................................  1.59
Class R3.............................................  1.34
Class R4.............................................  1.09
Class R5.............................................  0.84
Class W..............................................  1.24


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $688,613,795 (including $260,805,008* from RiverSource Partners Select Value Fund that was acquired in the fund merger as described in
Note 9) and $561,541,091, respectively, for the six months ended March 31, 2010. Realized gains and losses are determined on an identified cost basis.
* This purchase amount is excluded for purposes of calculating the Fund's portfolio turnover rate.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                        SIX MONTHS ENDED    YEAR ENDED
                                         MARCH 31, 2010   SEPT. 30, 2009
------------------------------------------------------------------------
CLASS A
Sold                                        10,299,140       57,717,442
Fund Merger                                 28,452,411              N/A
Converted from Class B*                          2,865        2,808,129
Reinvested distributions                     2,593,189       24,613,079
Redeemed                                   (33,543,666)    (109,618,118)
------------------------------------------------------------------------
Net increase (decrease)                      7,803,939      (24,479,468)
------------------------------------------------------------------------

CLASS B
Sold                                           387,952        1,895,765
Fund Merger                                  4,967,877              N/A
Reinvested distributions                        85,811        2,202,834
Converted to Class A*                           (2,985)      (2,924,028)
Redeemed                                    (2,400,395)      (7,332,521)
------------------------------------------------------------------------
Net increase (decrease)                      3,038,260       (6,157,950)
------------------------------------------------------------------------

CLASS C
Sold                                           531,639        1,577,723
Fund Merger                                    632,637              N/A
Reinvested distributions                        38,463          581,214
Redeemed                                      (878,314)      (2,902,391)
------------------------------------------------------------------------
Net increase (decrease)                        324,425         (743,454)
------------------------------------------------------------------------

CLASS I
Sold                                           267,259        5,786,745
Fund Merger                                  9,654,421              N/A
Reinvested distributions                       121,764          281,134
Redeemed                                      (203,259)      (1,136,665)
------------------------------------------------------------------------
Net increase (decrease)                      9,840,185        4,931,214
------------------------------------------------------------------------

CLASS R2
Sold                                           361,026        1,401,088
Reinvested distributions                        28,278          204,788
Redeemed                                      (311,637)        (481,654)
------------------------------------------------------------------------
Net increase (decrease)                         77,667        1,124,222
------------------------------------------------------------------------

CLASS R3
Sold                                         2,968,690        5,612,562
Reinvested distributions                       112,771          573,890
Redeemed                                    (1,420,755)      (2,921,178)
------------------------------------------------------------------------
Net increase (decrease)                      1,660,706        3,265,274
------------------------------------------------------------------------



--------------------------------------------------------------------------------
44  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                        SIX MONTHS ENDED    YEAR ENDED
                                         MARCH 31, 2010   SEPT. 30, 2009
------------------------------------------------------------------------
CLASS R4
Sold                                         7,796,305       23,622,224
Fund Merger                                     12,529              N/A
Reinvested distributions                       825,651        4,514,888
Redeemed                                    (5,218,365)     (11,227,293)
------------------------------------------------------------------------
Net increase (decrease)                      3,416,120       16,909,819
------------------------------------------------------------------------

CLASS R5
Sold                                         3,439,240       17,594,046
Reinvested distributions                       325,330        1,362,623
Redeemed                                    (2,872,108)      (6,510,436)
------------------------------------------------------------------------
Net increase (decrease)                        892,462       12,446,233
------------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

6. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2010, securities valued at $642,340,153 were on loan, secured by cash collateral of $659,194,819 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the

--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $942,668 earned from securities lending for the six months ended March 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $317,679,268 and $255,660,349, respectively, for the six months ended March 31, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at March 31, 2010, can be found in the Portfolio of Investments.

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal

--------------------------------------------------------------------------------
46  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended March 31, 2010.

9. FUND MERGER

At the close of business on March 26, 2010, RiverSource Mid Cap Value Fund acquired the assets and assumed the identified liabilities of RiverSource Partners Select Value Fund. The reorganization was completed after shareholders approved the plan on March 10, 2010.

The aggregate net assets of RiverSource Mid Cap Value Fund immediately before the acquisition were $2,225,388,391 and the combined net assets immediately after the acquisition were $2,527,536,627.

The merger was accomplished by a tax-free exchange of 72,308,630 shares of RiverSource Partners Select Value Fund valued at $302,148,236.

In exchange for the RiverSource Partners Select Value Fund shares and net assets, RiverSource Mid Cap Value Fund issued the following number of shares:

                                                     SHARES
-------------------------------------------------------------
Class A..........................................  28,452,411
Class B..........................................   4,967,877
Class C..........................................     632,637
Class I..........................................   9,654,421
Class R4.........................................      12,529


For financial reporting purposes, net assets received and shares issued by RiverSource Mid Cap Value Fund were recorded at fair value; however, the RiverSource Partners Select Value Fund's cost of investments was carried forward to align ongoing reporting of the RiverSource Mid Cap Value Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The components of RiverSource Partners Select Value Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

Total net assets................................  $302,148,236
Capital stock...................................  $364,272,169
Excess of distributions over net investment
  income........................................  $   (875,064)
Accumulated net realized loss...................  $(93,885,019)
Unrealized appreciation.........................  $ 32,636,150


The financial statements reflect the operations of the RiverSource Mid Cap Value Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the RiverSource Partners Select Value Fund that have been included in the combined Fund's Statement of Operations since the merger was completed. Assuming the merger had been completed on Oct. 1, 2009, the RiverSource Mid Cap Value Fund's pro-forma net investment loss, net gain on investments, and net increase in net assets from operations for the six months ended March 31, 2010 would have been ($4.2) million, $39.3 million and $347.8 million, respectively.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings, re-characterization of real estate investment trust (REIT) distributions, investments in partnerships, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $47,902,744 at Sept. 30, 2009 that if not offset by capital gains will expire in 2017.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Sept. 30, 2009, the Fund

--------------------------------------------------------------------------------
48  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



had a post-October loss of $518,824,326 that is treated for income tax purposes as occurring on Oct. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its

--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed

--------------------------------------------------------------------------------
50  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT  51

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
52  RIVERSOURCE MID CAP VALUE FUND -- 2010 SEMIANNUAL REPORT

RIVERSOURCE MID CAP VALUE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(RIVERSOURCE INVESTMENTS LOGO)  rights reserved.                                                   S-6252 K (5/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a)      The complete schedule of investments is included in Item 1 of this Form
         N-CSR.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Investment Series, Inc.


By /s/ J. Kevin Connaughton
   ---------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date June 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   ---------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date June 2, 2010


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date June 2, 2010